Exhibit 99.26

JPMMT 2018-6 Findings Report Redacted

Total Loan Count: 249
Loans Cleared for Purchase: 249

Loan Number	JPM Number	Finding #	Portal ID #	Last Name	Lender	Note Date	Original Loan Amount	Audit Category	Audit Issue	Finding ID	Audit Finding	Rebuttal	DR Response	Investor Response	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
	300813484	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813484	2 of 6						Credit	Assets Misc		The loan documents reflect the departing home to be sold prior to or at the time of the subject loan closing. The loan application reflects net proceeds of $473,780 and these funds are required for closing/reserves. The loan file did contain a draft of the Settlement Statement, but did not contain the final executed copy.		Response 1 Departure CD confirming net proceeds provided. (Resolved)		2	1	3	1
	300813484	3 of 6						Credit	Miscellaneous		The CDA Release Form is missing from the loan file.		Response 1 CDA Release Form provided. (Resolved)		3	1	3	1
	300813484	4 of 6						Credit	Miscellaneous		The Fraud report is missing from the loan file.		Response 1 Fraud Report in the loan file is acceptable. (Resolved)		3	1	3	1
	300813484	5 of 6						Credit	Miscellaneous		The title commitment reflects mineral and/or royalty interest.. According to Jumbo loan guidelines, properties with these rights are not permitted.		Response 1 Evidence of T-19 Endorsement provided. (Resolved)		3	1	3	1
	300813484	6 of 6						Valuation	Value is supported within tolerance of original value and all applicable appraisal guidelines were found to be acceptable		Meets guidelines.				1	1	3	1
	300813489	1 of 6						Compliance	TRID - CD Incomplete / Inaccurate		The Cash to Close on the CCTC table on page 3 of the CD in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued. Violation may be cured with a LOE, correctedPCCD and proof of delivery, 60 days from consummation.		Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813489	2 of 6						Compliance	TRID - Lender Credits That Cannot Decrease
This loan failed the lender credits that cannot decrease test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,144.00). The lender credit decreased on the CD without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $1,144.00 is required.
													Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813489	3 of 6						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains an ALTA statement. The statement does not match the revised CD, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii), creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received $2,000 at consummation; however, per the ALTA statement, the consumer received $1,991.55. The fees appear to be in the following sections: E and payoffs. The fees in section E are subject to tolerance.
													Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813489	4 of 6						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the addition of the following fees on the CD was not accepted: Discount Points and HOA Certification Handling. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $1,220.70 is required.
													Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813489	5 of 6						Credit	Miscellaneous		The file is missing a signed 4506-T for the Co-Borrower. The file does contain a signed 4506-T for the Borrower.	Rebuttal 1 The initial and final signed 4506T found in file. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813489	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal performed by appropriately licensed appraiser. CU score of 1.3 supports the origination appraised value. Meets guidelines.				1	1	3	1
	300813488	1 of 4						Compliance	TRID - CD Incomplete / Inaccurate		The CD does not reflect the correct Disbursement Date.	Rebuttal 1 Documentation provided	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813488	2 of 4						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a Final ALTA statement. The statement does not match the revised CD and a post consummation CD was not provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received $1,014.80 at consummation; however, per the ALTA statement, the consumer received $210.10. The fees appear to be in the following sections: B, F, and payoffs. The fees in section B are subject to tolerance.
												Rebuttal 1 Documentation provided	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813488	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813488	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813487	1 of 3						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains an ALTA statement. The statement does not match the revised CD, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii), creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received $77,187.16 at consummation; however, per the ALTA statement, the consumer received $77,577.86. The fees appear to be in the following sections: E and payoffs. The fees in section E are subject to tolerance.
													Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	2
	300813487	2 of 3						Credit	Appraisal Misc		There are additional appraisal findings. The appraisal report indicates the subject area is zoned non-conforming or illegal. The subject condo project is legal non-conforming. Per Agency guidelines on a condo and the improvement can be rebuilt to current density in the event of partial of full destruction the loan file must include either a copy of the applicable zoning regulations or a letter from the local zoning authority that authorizes reconstruction to current density.	Rebuttal 1 Page 1 of Appraisal provided with rebuild language hi-lighted.	Response 1 It is acknowledged that the appraiser answered the question for rebuild favorably; however, for a Condo the Agency guide additionally requires either a copy of applicable zoning regulations or a letter from the local zoning authority that authorizes reconstruction to current density. (Part B, Subpart B4, Chapter B4-1, Section B4-1.3) Upheld.		2	2	3	2
	300813487	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by anappropriately licensed appraiser. The loan file contains a CU with a score of 2.3that supports the opinion of value in the origination appraisal. The subject propertymeets eligibility and marketability guidelines according to the originationappraisal.				1	1	3	2
	300813486	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813486	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813486	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2.2 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813485	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813485	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813485	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813483	1 of 3						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD is not followed by the term "Optional". Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (1026.37(g)(4)(ii)).		Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813483	2 of 3						Credit	Miscellaneous		The loan file does not contain a CDA Release form.		Response 1 CDA Release form provided sufficient to resolve findings.		2	1	2	1
	300813483	3 of 3						Valuation	Value is supported within tolerance of original value and all applicable appraisal guidelines were found to be acceptable		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300813482	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813482	2 of 5						Credit	Miscellaneous		The loan file does not contain a signed CDA Release form.	Rebuttal 1 CDA Release Form provided.	Response 1 CDA Release form received is sufficient. (Resolved)		3	1	3	1
	300813482	3 of 5						Credit	Miscellaneous		The loan file is missing a letter requesting closure and cancellation of the HELOC secured by subject property.	Rebuttal 1 Closure Authorization provided.	Response 1 Closure Authorization received is sufficient. (Resolved)		3	1	3	1
	300813482	4 of 5						Credit	Tax Transcripts Missing		The loan file is missing and tax transcripts as required per the Investor guidelines.	Rebuttal 1 Tax Transcripts provided.	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813482	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813481	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813481	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813481	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	1	1
	300813479	1 of 7						Compliance	TRID CD - Settlement Agent License		The license number is missing for the Settlement Agent Individual Contact on the last revised CD.	Rebuttal 1 This was received prior to the change of requiring the proof of delivery. Please make the accommodation to accept as is.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813479	2 of 7						Credit	Appraisal Misc		The subject transaction is a cash-out refinance. The appraisal reflects the owner of public record as a person with a different first name and last name than the borrower. Said person is not reflected in the chain of title. No explanation was provided.	Rebuttal 1 LOE and supporting docs for different name on public records	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813479	3 of 7						Credit	Miscellaneous		Based upon the loan amount, either a CDA or 2nd full appraisal was required. Neither was provided. If providing a CDA to satisfy the requirement, please include a CDA Release Form.	Rebuttal 1 CDA provided. Rebuttal 2 pending Rebuttal 3 Pending Rebuttal 4 Please review CDA Release Form	Response 1 Receipt of CDA acknowledged; however, the CDA Release Form was not provided. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Awaiting Seller response. (Upheld) Response 4 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813479	4 of 7						Credit	Miscellaneous		The HELOC Closure Letter in the file required the borrower's signature; however, it was missing.	Rebuttal 1 HELOC Closure Letter provided.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813479	5 of 7						Credit	Miscellaneous		The payoff date for the HELOC to be refinanced was expired. The payoff summary indicated the payoff was VOID after that date. TA new payoff was missing from the loan file.	Rebuttal 1 pending Rebuttal 2 Please see satisfaction of mortgage in lieu of updated payoff demand. This should be sufficient to meet the spirit of the request	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813479	6 of 7						Credit	REO PITI		The loan application reflects a 2nd home owned free and clear with a monthly tax/insurance/maintenance payment of $43.60, which was not documented. Further, guidelines require documentation for properties owned free and clear that their is currently no outstanding liens (such as a property profile).	Rebuttal 1 Property documentation provided.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813479	7 of 7						Valuation	Value is supported within tolerance of original value and all applicable appraisal guidelines were found to be acceptable		Meets guidelines.				1	1	3	1
	300813477	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813477	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813477	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813476	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813476	2 of 4						Credit	Hazard Insurance		The HO6 Policy provided indicates Incorrect subject unit number.		Response 1 Corrected HO6 Policy provided. (Resolved)		3	1	3	1
	300813476	3 of 4						Credit	Miscellaneous		The loan file does not contain a signed CDA Release form.		Response 1 CDA release form provided is sufficient. (Resolved)		3	1	3	1
	300813476	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813474	1 of 4						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Transfer Taxes was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $6.26 is required. Reimbursement in the amount of $5.77 has been provided. The remaining cost to cure in the amount of $0.49 is required.
													Response 1 Resolved		3	1	3	1
	300813474	2 of 4						Credit	Miscellaneous		The CDA Release Form is missing from the loan file.	Rebuttal 1 CDA Release Form provided.	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813474	3 of 4						Credit	Miscellaneous		The title commitment, schedule B, numbers 14 and 20, reflect mineral, oil, gas and other hydrocarbon substance property deeds and quit claims recorded , , and . Per the guidelines, such rights are permitted as long as they do not materially alter the contour of the property or impair its value or usefulness for its intended purposes. Reviewer is unable to determine if the possibility of contour impact exists, or if potential contour impact could effect value or usefulness.	Rebuttal 1 Updated guidelines provided.	Response 1 Based upon updated guidelines, the mineral reservations do not effect eligibility and marketability. (Resolved)		3	1	3	1
	300813474	4 of 4						Valuation	Value is supported within tolerance of original value and all applicable appraisal guidelines were found to be acceptable		Meets guidelines.				1	1	3	1
	300813473	1 of 9						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813473	2 of 9						Credit	Appraisal Misc		The appraisal indicates there was no AMC used for ordering the appraisal.	Rebuttal 1 No longer a current guideline	Response 1 Explanation received is sufficient. (Resolved)		3	1	3	1
	300813473	3 of 9						Credit	Lien Position		The borrowers have solar panels attached to the subject property which are financed. The title commitment contains an exception for the solar panel financing statement. A subordination agreement was provided; however, the agreement was not executed by the borrowers.	Rebuttal 1 Executed Subordination	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813473	4 of 9						Credit	Lien Position		The subject transaction paid off a first mortgage and a HELOC. The HELOC closure letter in the file required the borrowers' signature, which was missing.	Rebuttal 1 HELOC CLosure	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813473	5 of 9						Credit	Miscellaneous		The credit report indicates a Fraud Victim Alert and states a phone number to contact the borrower before extending credit. The file does not contain documentation indicating the lender (underwriter, processor, loan originator, etc.) contacted the borrower.	Rebuttal 1 Cert	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813473	6 of 9						Credit	Miscellaneous		The loan file does not contain a signed CDA Release form.	Rebuttal 1 Pending Rebuttal 2 CDA Release Form	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813473	7 of 9						Credit	Miscellaneous		The subject file does not contains a Third Party Fraud Tool.	Rebuttal 1 Fraud Tool	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813473	8 of 9						Credit	VVOE required		A VVOE is required within 10 days of Note date. No VVOE has been located in the loan file.	Rebuttal 1 VOE - was in original file	Response 1 Documentation received is sufficient. It should be noted that the completed VVOE form provided in rebuttal was blank in the original imaged loan file. (Resolved)		2	1	3	1
	300813473	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813472	1 of 5						Compliance	TRID CD- Closing Information/Closing Date		The CD does not reflect the correct Closing Date.		Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813472	2 of 5						Credit	Current Financials/Paystubs
The most current financial statements are required but not obtained for the file. The year-to-date profit and loss statement and the balance sheet for 1120S and for 1065 Partnership was not provided. Per the guidelines, with a 25% or more ownership in a business entity, year-to-date profit and loss statement and balance sheet is required when the income or loss from the business is being used to qualify. The statements must cover at least through the period ending in the most recent quarter that ended one month prior to the application date. A year-to-date profit and loss statement and balance sheet for each business to be provided .
												Rebuttal 1 Financials provided.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813472	3 of 5						Credit	Miscellaneous		The CDA Release Form is missing from the file.	Rebuttal 1 CDA Release Form provided.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813472	4 of 5						Credit	Tax Transcripts Missing		The business tax transcripts for 1120S and for 1065 Partnership are missing from the loan file. The borrower is 100% owner of 1120S and is 25% owner of 1065. According to the guidelines, when a borrower has 25% or more ownership in a business entity, when the income or loss is being used to qualify, business tax transcripts are required.	Rebuttal 1 Tax Transcripts provided.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813472	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	1
	300813471	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813471	2 of 5						Credit	Income Docs		The income/employment is not documented properly according to guides. The borrower is self-employed as 50% owner. The personal and business tax returns are required to be signed and dated on or prior to consummation of the loan. The tax returns are not signed or dated by the borrower.	Rebuttal 1 Please see signed tax returns for personal and business.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813471	3 of 5						Credit	Miscellaneous		The CDA Release Form is missing from the file.	Rebuttal 1 CDA Release form	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813471	4 of 5						Credit	Tax Transcripts Missing		The business tax transcripts are missing from the loan file for the borrower's business. The borrower is 50% owner.	Rebuttal 1 Still Pending from Client Rebuttal 2 Business Transcripts	Response 1 Awaiting Seller documentation. (Upheld) Response 2 Tax Transcripts provided are not associated with the borrower or her 1065 partnership. 1120S transcripts received for not associated with borrower. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813471	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	1
	300813470	1 of 8						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813470	2 of 8						Credit	Appraisal Misc		Guidelines require the appraisal to be ordered through an appraisal management company (AMC). Page 6 of the appraisal reflects "no AMC".	Rebuttal 1 Guideline change regarding employment of AMC.	Response 1 Upon further review, new Investor guidelines do require an AMC. (Resolved)		3	1	3	1
	300813470	3 of 8						Credit	Current Financials/Paystubs		The most current financial statements for the self-employment which the borrower is a 33.33% owner was not provided. Per the guidelines for self-employed borrowers, a year-to-date profit and loss and balance sheet must be obtained when the income or loss from that business is being used to qualify.	Rebuttal 1 Financial Statements provided.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813470	4 of 8						Credit	Miscellaneous		In review of the income documentation, the following discrepancies were noted. The written VOE reflects different income than the W2 for both years. If the difference can be attributed to pre-tax items, please provide documentation to confirm the same.	Rebuttal 1 CPA Letter in file explains difference between W2 and Written VOE.	Response 1 Explanation received is sufficient. (Resolved)		3	1	3	1
	300813470	5 of 8						Credit	Miscellaneous		The CDA release form is missing from the file.	Rebuttal 1 CDA Release Form located on page .	Response 1 Documentation located on page 1009 of imaged loan file. (Resolved)		4	1	3	1
	300813470	6 of 8						Credit	Miscellaneous		The title commitment reflects there is recorded evidence a mineral estate has been severed, leased, or otherwise conveyed from the surface estate and substantial likelihood a third party holds some or all interest in oil, gas, other minerals, or geothermal energy in the property. Further, such mineral estate may include the right to enter and use the property without the surface owner's permission. Per the guidelines, properties with these rights are not permitted.	Rebuttal 1 Guideline change.	Response 1 Upon further review, the mention of possible non-specific mineral reservations in the title commitment do not present an impediment to marketability.		3	1	3	1
	300813470	7 of 8						Credit	Program Parameters		The subject loan does not meet Program Parameters for Number of Financed Properties. According to the guidelines, the maximum number of financed properties is 4 when partial or joint ownership applies to financed properties owned by the borrower. The Fraud Report in the file reflects the borrower's ownership of the property. In addition to the borrower's primary residence and 3 additional properties held in the partnership, to make a total of 5 financed properties owned by the borrower, which exceeds program guidelines.	Rebuttal 1 This property is reporting in the partnership as outlined below, and a copy of the mortgage statement evidences that it is financed in the borrower's business partner. The borrower is not personally obligated and it is in the partnership. Please clear this finding.	Response 1 Although borrower in on title to an additional property, borrower is not personally obligated. (Resolved)		3	1	3	1
	300813470	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	1
	300813469	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813469	2 of 4						Credit	Credit Tradelines		The co-borrower does not meet the minimum tradeline requirements to meet Investor guidelines. A minimum of 3 active tradelines within the past 12 months is required. The co-borrower has just 2 tradelines.	Rebuttal 1 Delegated Exception provided.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813469	3 of 4						Credit	Miscellaneous		The CDA Release Form is required and is missing from the loan file.	Rebuttal 1 CDA Release Form provided.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813469	4 of 4						Valuation	Value is supported within tolerance of original value and all applicable appraisal guidelines were found to be acceptable		Meets guidelines.				1	1	3	1
	300813468	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813468	2 of 5						Credit	Assets		The subject transaction closed on after departure residence. A portion of the borrowers' funds to close was derived from their departure residence which was evidenced by a CD. Since the departure and the subject did not close concurrently, Investor guidelines require evidence departure proceeds were deposited into the borrowers' account. Said evidence was missing from the loan file.	Rebuttal 1 When the borrowers sold their home they used the same titlecompany. The funds remained with the title company and they weresubsequently transferred to this transaction. The funds were not receivedby the borrower. There is a ledger included.	Response 1 Documentation and explanation received is sufficient. (Resolved)		2	1	3	1
	300813468	3 of 5						Credit	Miscellaneous		Based upon the loan amount, either a CDA or 2nd full appraisal was required. Neither was provided. If providing a CDA to satisfy the requirement, please include a CDA Release Form.	Rebuttal 1 CDA and CDA Release Form provided.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813468	4 of 5						Credit	Miscellaneous		The Uniform Underwriting and Transmittal Summary was not signed by the Underwriter.	Rebuttal 1 Signed 1008 provided.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813468	5 of 5						Valuation	Value is supported within tolerance of original value and all applicable appraisal guidelines were found to be acceptable		Meets guidelines.				1	1	3	1
	300813467	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813467	2 of 3						Credit	Credit Report Inquiries		The credit report shows recent inquires that have not been addressed by the borrower.	Rebuttal 1 Please see attached Credit Supplement and Email from the Client	Response 1 Documentation received is sufficient. (Resolved)		2	1	2	1
	300813467	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	2	1
	300813466	1 of 11						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813466	2 of 11						Credit	Application		The final application debt section reflects an employer loan with a monthly payment of $and a loan amount of $; however, the actual loan amount is $ as evidenced by the note provided and funds received and deposited into the borrowers' bank account. Please revise the final application to reflect the final figures based upon the note amount of $ and an interest rate of 5% over 120 months. (calculator in file reflects a loan amount of $ with an interest rate of 3% over 120 months).	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 1003	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813466	3 of 11						Credit	Application		The final application reflects the borrowers are not first-time homebuyers, which is accurate; however, the initial application reflects the borrowers are first-time homebuyers. Final 1003 reflects $ employer loan in the Assets section, which is accurate; however, initial application does not. Please provide a corrected initial application.	Rebuttal 1 Per last calibration... Initial 1003 does not need to be corrected as long as the Final 1003 is correct.	Response 1 Explanation received is sufficient. (Resolved)		2	1	3	1
	300813466	4 of 11						Credit	Assets
A portion of funds to close came from an un-secured personal loan from the Borrower's employer. A copy of the un-secured note was provided; however, verbiage in the note did not meet Investor requirements. Repayment terms were the earlier of either 90 days from Note origination or 5 business days after departure residence sale. Note requirements under Investor guidelines would allow note repayment to remain the same if the borrower suffered a long term disability, the workforce was reduced, or the Borrower's position was eliminated. The Note in the loan file does not contain this provision. Please provide an amended Note with said provision or provide complete documentation that the Note has been satisfied according to guidelines.
												Rebuttal 1 Funds meet guidelines For Loans Secured by Financial Assets (e.g. life insurance policies, 401k accounts, IRAs, CDs, stocks bonds, etc.). Verbiage not necessary.	Response 1 Explanation received is sufficient. (Resolved)		3	1	3	1
	300813466	5 of 11						Credit	Assets Misc		The borrowers received an un-secured employer loan via wire transfer into the borrowers' checking account. The borrowers transferred the money to their savings account 5 days prior to closing. The most recent savings statement in the loan file was datedprior to the transfer. A one day savings quick view was also prior to the transfer. Please provide a complete savings account statement covering the period from 1to evidence the transfer and confirm qualifying assets.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Please see rebuttal Rebuttal 4 Uploaded saving acct stmt showing transfer deposit from checking acct and wire transfer for closing funds	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Explanation and documentation received is not sufficient. Without the complete savings account statement of activity, the available qualifying savings balance and confirmation of any and all sourced deposits could not be determined. (Upheld) Response 4 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813466	6 of 11						Credit	Inc Misc		The most recent tax transcript was for the tax year. The borrower received a 22% increase in base wages from to and a 66% increase in base wages from to . The loan file did not contain an explanation for these significant increases. Please provide an explanation letter from the Employer.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 explanation	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813466	7 of 11						Credit	LDP/EPL		All parties were not checked to make sure that they were not on the Limited Denial of Participation List or the Excluded Parties List and/or Agency Exclusionary List. .	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Searches	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813466	8 of 11						Credit	Miscellaneous
A roof inspection revealed the front west, front center, and back addition roof sections were in poor condition and that a portion of the same had suffered possible hail damage. The total cost to repair was reflected to be $8,000. The post-inspection agreement indicated that the seller would pay $3,500 of the repairs directly to roofing company; however,roofing company was crossed out and the Borrower's name was written in. While the contract and CD confirms a $3,500 Seller contribution towards closing costs, there is no evidence that an additional $3,500 was paid to the Borrower for roof repairs or that the roof repairs were completed. Please provide documented evidence of completed roof repairs, evidence of payment, and documentation of the true Seller contribution towards said repairs, if any.
												Rebuttal 1 ) pending Rebuttal 2 pending Rebuttal 3 Pending Rebuttal 4 pending Rebuttal 5 Please see attached from Client -	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received indicates that partial roof replacement is imminent and that shingles are at the end of their life. (Upheld) Response 4 Investor spoke with Roof Inspector. He confirmed the older portion of the roof still has 1 to 3 years of life remaining. (Resolved)		3	1	3	1
	300813466	9 of 11						Credit	Miscellaneous		The CDA Release Form is missing from the loan file.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Pending	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813466	10 of 11						Credit	REO PITI		The application reflected the departure residence was subject to HOA fees; however, the fees were not documented in the loan file. Please provide evidence of HOA fees for the departure residence.	Rebuttal 1 pending Rebuttal 2 Uploaded MLS Listing which reflects $50/ year dues. Bank statement also confirms HOA dues.	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813466	11 of 11						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. A CDA was provided which supported the appraised value. Meets guidelines.				1	1	3	1
	300813465	1 of 8						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	4	1
	300813465	2 of 8						Credit	Debts		The 1040 and the Tax Transcript reflect federal taxes owed in the amount of $8,387. The loan file does not contain evidences taxes were paid. Please provide evidence of payment.	Rebuttal 1 Please review Tax Transcripts which reflects borrower getting a refund of $5,030.00 which would not be the case if borrower owes taxes from	Response 1 It is acknowledged that the borrower applied the tax refund to future tax liability; however, Investor requires evidence that taxes are paid in full. (Upheld) Response 2 Upon further review, the loan file contains no documented evidence of an existing tax liability. (Resolved)		2	1	4	1
	300813465	3 of 8						Credit	Income Docs		The co-borrower's base wages and commission income was not broken out on a written verification of employment.	Rebuttal 1 Employment verification provided.	Response 1 Documentation received is sufficient. (Resolved)		2	1	4	1
	300813465	4 of 8						Credit	Program Parameters		Per the investor guidelines; either a CDA or a second appraisal is required for loan amount less than or equal to 1.5 million. The loan file does not contain either a CDA with a signed release form or a second appraisal.	Rebuttal 1 Please review CDA Rebuttal 2 Please review CDA Release Form	Response 1 ) CDA received. Please provide the CDA release form. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	4	1
	300813465	5 of 8						Credit	REO PITI		It could not be determined if taxes and insurance were escrowed for the borrower's other property.	Rebuttal 1 Mortgage statement provided.	Response 1 Documentation received is sufficient. (Resolved)		2	1	4	1
	300813465	6 of 8						Credit	Tax Returns Obtained		The 1065 Return was not signed after loan application and on or before consummation.	Rebuttal 1 pending Rebuttal 2 Please review signed and dated page of the 1065 tax returns Rebuttal 3 The guideline does not require the tax returns to be signed after loan application. Just prior to consummation please clear the finding.	Response 1 Awaiting Seller documentation. (Upheld) Response 2 The date of does not meet Investor guidelines. (Upheld) Response 3 Upon further review, the signature date is prior to consummation, which meets guidelines. (Resolved)		2	1	4	1
	300813465	7 of 8						Credit	Tax Returns Obtained		The personal 1040 tax return was not signed.	Rebuttal 1 Please review signed and dated page 2 of the 1040 tax returns	Response 1 Documentation received is sufficient. (Resolved)		2	1	4	1
	300813465	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300813464	1 of 10						Compliance	TRID CD ' Loan Disclosures/Escrow Account		The CD idoes not reflect information related to any Escrow Account held by the servicer (or a statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation).	Rebuttal 1 Uploaded Post Closing CD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813464	2 of 10						Credit	Appraisal Misc		The CDA order upload request was present; however, the CDA Report was missing from the loan file. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending	Response 1 Awaiting Seller documentation. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813464	3 of 10						Credit	Hazard Insurance		The HOI Policy provided indicates the expiration date. An email from the insurance company indicates funds for the new premium to be collected in the amount of $1,465 which is indicated on the Closing Disclosure. However; the file does not contain the new hazard insurance policy which would go into after expiration date.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending	Response 1 Awaiting Seller documentation. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813464	4 of 10						Credit	Miscellaneous		tax return provided is signed by the borrower; however, not dated as required per the Investor guidelines.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded signed Tax Returns	Response 1 Awaiting Seller documentation. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813464	5 of 10						Credit	Miscellaneous		The loan does not contain Agency SSR findings reports as required per the Investor guidelines.	Rebuttal 1 pending Rebuttal 2 Uploaded Agency reports	Response 1 Awaiting Seller documentation. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813464	6 of 10						Credit	Miscellaneous		The loan file does not contain a letter requesting closure and cancellation of the HELOC secured by subject property to ensure subject loan is in first lien position. In addition; a Title Policy was not provided for confirmation the second lien was closed/cancelled.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending	Response 1 Awaiting Seller documentation. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813464	7 of 10						Credit	Miscellaneous		The loan file does not contain a signed 1008 as required per the Investor guidelines.	Rebuttal 1 Uploaded signed 1008	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813464	8 of 10						Credit	Miscellaneous		The loan file does not contain a signed CDA Release form. Please provide the signed CDA Release form as required per the Investor guidelines.	Rebuttal 1 pending Rebuttal 2 Uploaded CDA CDA Release Form	Response 1 Awaiting Seller documentation. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813464	9 of 10						Credit	Miscellaneous		The Loan Participants search does not include searches for the Lender, the Law firm and attorney who played a role in subject transaction as required per the Investor guidelines.	Rebuttal 1 pending Rebuttal 2 Uploaded loan participant search	Response 1 Awaiting Seller documentation. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813464	10 of 10						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser.				1	1	3	1
	300813463	1 of 7						Compliance	Disclosures Federal Missing		The file was found to be missing the following federally required disclosures: "Your home loan toolkit" Disclosure.	Rebuttal 1 Loan Application took place on . Evidence "Your Home Loan Toolkit" sent/provided to the consumer no later than three days from the application date is in file (under Electronic Consent).	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813463	2 of 7						Compliance	TRID CD- Closing Information/Closing Date		The CD does not reflect the correct Closing Date.	Rebuttal 1 pending Rebuttal 2 Please review post Closing Disclosure	Response 1 pending seller Response 2 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	4	1
	300813463	3 of 7						Compliance	TRID CD- premiums Optional		The Home Warranty Premium on the CD issued on is not followed by the word "Optional". Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)).	Rebuttal 1 pending Rebuttal 2 Please review post Closing Disclosure.	Response 1 pending seller Response 2 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	4	1
	300813463	4 of 7						Credit	Assets - Recent Large Deposits		All large deposits must be documented. The borrower's checking account reflected a large wire dated in the amount of $ from the borrower's stock account. Although stock account statements were provided, the most recent stock account statement was expired. Stock account verification covering the same timeframe to reflect the wire was not provided. Please provide an acceptable stock account statement to include the wire of referenced funds.	Rebuttal 1 Please review most recent quarter stmt for 401k account	Response 1 Documentation received is sufficient. (Resolved)		2	1	4	1
	300813463	5 of 7						Credit	Miscellaneous		The loan file does not contain a signed CDA Release form.	Rebuttal 1 pending Rebuttal 2 Please review CDA CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	4	1
	300813463	6 of 7						Credit	Reserve Assets		All credit file documentation must be no more than 90 days old at note date. The borrower's quarterly 401k statement, was 124 days old on the note date. A statement was provided which reflected only 1 day in time with no activity. An additional statement reflected only 1 day in time and documented only the borrower's 401k loan taken on that day. Please provide the most recent quarterly 401k statement prior to the note date.	Rebuttal 1 Please review stmt for proof of stock liquidation	Response 1 Documentation received is sufficient. (Resolved)		2	1	4	1
	300813463	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300813462	1 of 12						Compliance	Disclosures Federal Missing		The Tool Kit was missing from the file. Therefore, auditor cannot determine if it was disclosed 3 business days from application date..	Rebuttal 1 Uploaded Toolkit Disclosure Screenshot	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813462	2 of 12						Compliance	TRID- Lender Credits that Cannot Decrease
This loan failed the lender credits that cannot decrease test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2118.96) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2508.00). Because tconsumer was not provided the disclosure within 3 days of the change, the decrease to the Lender Credit was not accepted as valid. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $389.04 is required.
												Rebuttal 1 Uploaded CIC Rebuttal 2 Uploaded CD issued	Response 1 The provided documentation is insufficient to cure the finding. The COC disclosure provided was reviewed previously. Because the and consumer was not provided the revised disclosure within 3 days of the change, the decrease to the Lender Credit was not accepted as valid. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $389.04 is required. (Upheld) Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813462	3 of 12						Credit	Application		The primary borrower has been employed with his current employer for 26 months as reflected on the final application. The initial application only reflects the primary borrower's previous employment of 7.5 years. Please update initial application to reflect current employment.	Rebuttal 1 Initial 1003 does not need to be corrected as long as the Final 1003 is correct.	Response 1 Explanation received is sufficient. (Resolved)		2	1	3	1
	300813462	4 of 12						Credit	Appraisal Misc		The Appraisal Addendum indicated that the Owner of Public Record did not match the title work. Please provide title work referenced by Appraiser, which reflects a different Owner of Public Record.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 see uploaded contract of sale and deed	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813462	5 of 12						Credit	Appraisal Misc		The first floor of the subject property has one air conditioning vent in the square foot kitchen. The rooms in the remaining square foot first floor do not have air conditioning vents. Although the appraiser made a brief statement of fact concerning this, additional detailed comments pertaining to the possibility of functional obsolescence were not provided. The appraiser needs to elaborate on the lack of air conditioning vents and any potential impact to livability, eligibility, and marketability as a result of functional obsolescence.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 pending Rebuttal 5 Uploaded updated appraisal report with additional commentary re: the air conditioning vents - see page 9.	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation with additional commentary received is sufficient. (Resolved)		3	1	3	1
	300813462	6 of 12						Credit	Assets
The $65 POC, $40,500 EMD, and $138,839 cash to close represented $179,404 in required liquid assets. Total liquid assets in the amount of $239,961 were calculated at origination. A portion of liquid assets was due to a $145,000 transfer from the borrowers' account to the borrowers' other account . The latest statement was was prior to the transfer. A notice the institution for the $145,000 transfer was provided ; however, the  statement dreflected a large contribution check in the amount of $143,456, which was not sourced. Excluding the un-sourced deposit, the borrowers' account would have been insufficient to cover a $145,000 transfer at 70% of value for brokerage funds and 60% of value for retirement funds. Without additional documentation, the borrowers are $84,443 short of liquid funds to close. Please provide a printout  to document the $145,000 transfer and funds remaining after the transfer. If remaining funds are less than the $143,456 un-sourced large deposit, please provide satisfactory source documentation as well.
												Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded source of large deposit	Response 1 Awaiting Seller response. (Upheld Response 2 Awaiting Seller response. (Upheld) Response 3 Source of large deposit into account received; however, statement encompassing $145,000 deposit into other account is still required. The wire into the other account is non-descript and funds for closing must be liquid. (Upheld) Response 4 Upon further review the $145,000 line item transfer advice, is sufficient to source the other account transfer. (Resolved)		3	1	3	1
	300813462	7 of 12						Credit	LDP/EPL		All parties were not checked to make sure that they were not on the Limited Denial of Participation List or the Excluded Parties List and/or Agency's Exclusionary List.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded Report - however still missing some parties Rebuttal 4 Uploaded additional searches	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813462	8 of 12						Credit	Miscellaneous		Page 2 of the Form 1040 and the Schedule D is missing from the loan file. Please provide Page 2 of the Form 1040 with borrowers' signatures and dates and the Schedule D.	Rebuttal 1 pending Rebuttal 2 Uploaded signed and dated Tax Returns. Please check, page 1, line 13 box was marked to indicate that Sched D is not required.	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813462	9 of 12						Credit	Miscellaneous		The CDA Release Form is missing from the loan file.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 pending Rebuttal 5 pending Rebuttal 6 Uploaded CDA Release Form	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813462	10 of 12						Credit	Miscellaneous		The subject is located on a Private Gravel Road. The appraiser attempted to determine responsible parties for care of private road; however, was unsuccessful. The loan file did not contain a Private Road Maintenance Agreement and no agreement was reflected on the title work. Please provide an acceptable executed Road Maintenance Agreement to satisfy Agency requirements or provide State specific statutory provisions which define the owners' private street maintenance and repair responsibilities.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 pending Rebuttal 5 Uploaded Private Road Statement	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813462	11 of 12						Credit	Sales contract
The purchase contract was between the Borrower and a relocation company for the relocating Seller. The  relocation agreement specified that there would be 2 contracts, 1 between relocation company and the relocating Seller and 1 between relocation company and the Borrower. The agreement also indicated that relocation company would take ownership of the subject property prior to the subject transaction. Finally, the agreement indicated that relocation company would appear as the Seller on all closing documents. The loan file does not contain the contract betweenrelocation company and the relocating Seller, the loan file does not contain documentation evidencing purchase of the subject property by relocation company from the relocating Seller, and the final Borrower CD does not reflect the Seller to be the relocation company. Please provide the contract between relocation company and the relocating Seller. Please provide the documentation to evidence purchase of the subject property by relocation company from the relocating Seller. Please correct the final Borrower CD to reflect relocation company as the Seller.
												Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded contract of sale - Seller and relocation company and Copy of Deed	Response 1 Awaiting Seller response. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813462	12 of 12						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA in file supports appraised value.				1	1	3	1
	300813461	1 of 5						Compliance	TRID CD - Settlement Agent License		The license number is missing for the Settlement Agent Individual Contact on the last revised CD.	Rebuttal 1 Please review post closing CD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	4	1
	300813461	2 of 5						Credit	Application		Guidelines indicate the initial and final loan application must be complete. The signature page, also known as page 4, of the initial loan application is missing from the loan file. Please provide the missing page 4.	Rebuttal 1 pending Rebuttal 2 Please review complete pages of the initial 1003	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	4	1
	300813461	3 of 5						Credit	Application		Guidelines require the final application to be accurate. The final application and initial application have conflicting employment information. Please correct the final application.	Rebuttal 1 Please review corrected 1003	Response 1 Documentation received is sufficient. (Resolved)		2	1	4	1
	300813461	4 of 5						Credit	VVOE required		Guidelines require acceptable third party verification of self-employment within 30 days of the Note date. Please provide an acceptable dated third party verification borrower's self employment.	Rebuttal 1 Per guidelines... Self-employment, Schedule C and Schedule F documentation are not required if income from those sources is not being used to qualify....	Response 1 Explanation received is sufficient. (Resolved)		2	1	4	1
	300813461	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	4	1
	300813460	1 of 6						Compliance	TRID CD - Settlement Agent License		The license number is missing for the Settlement Agent Individual Contact on the last revised CD.	Rebuttal 1 Please review Client's LOE re settlement agent license number	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813460	2 of 6						Credit	Expired Documents @ Closing		Guidelines indicate the P/L and Balance Sheet must cover the period ending in the most recent quarter that ended one month prior to the application date. The P/L and Balance Sheet for the borrower's Schedule C business reflects only the year . The month and day are missing.	Rebuttal 1 pending Rebuttal 2 Full dates provided.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813460	3 of 6						Credit	Financial Statements Obtained		Guidelines indicate the P/L and Balance Sheet do not have to be signed by the borrower; however, if they are signed, the signature date must be at or prior to consummation. The P/L and Balance Sheet for the borrower's Schedule C business was signed; however, the date is missing.	Rebuttal 1 pending Rebuttal 2 Signatures and dates provided.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813460	4 of 6						Credit	Miscellaneous		Third Party Fraud Tool missing from loan file.	Rebuttal 1 Please review Fraud Report Rebuttal 2 Fraud Report	Response 1 Fraud Tool received. 2 concerns identified. Identity section revealed a second name with same SSN. Explanation and possible documentation required to resolve. In addition, the Fraud Tool did not reflect a Loan Participants search. Please run Loan Participants and OFAC. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813460	5 of 6						Credit	Tax Transcripts Missing		The 1040 Tax Transcript is missing from the loan file.	Rebuttal 1 pending Rebuttal 2 Transcript provided.	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813460	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA in file supports appraised value. Meets guidelines.				1	1	3	1
	300813459	1 of 7						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813459	2 of 7						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813459	3 of 7						Credit	Credit Report Inquiries		Credit Report inquiries were not fully addressed. The reason for inquiry was reflected; however, the "yes" or "no" boxes to indicate if account was opened were left blank.	Rebuttal 1 see uploaded signed LOE	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813459	4 of 7						Credit	LDP/EPL		The file does not contain evidence the all individuals were checked across all exclusionary lists. Please provide.	Rebuttal 1 pending Rebuttal 2 Uploaded SAM Search	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813459	5 of 7						Credit	Miscellaneous		The file contains four explanation letters from borrower signed; however, none are dated which is required. The letters are in reference to selling departure residence, collections on credit report, items paid through bank statements and gap of employment. Please provide.	Rebuttal 1 uploaded signed LOEs Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded signed LOEs	Response 1 Referenced documentation not received. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813459	6 of 7						Credit	Miscellaneous		The file is missing a signed 1008. Please provide.	Rebuttal 1 Uploaded signed 1008	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813459	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813458	1 of 7						Compliance	TRID CD - Settlement Agent License		The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD.. Rebuttal response is not required. Investor accepts.	Rebuttal 1 Uploaded PCCD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813458	2 of 7						Credit	Appraisal Misc
According to the appraisal, the subject property had a condition of C2. 5 comparable properties had the same C2 condition. 1 comparable had a condition of C3, which resulted in a $42,800 upward adjustment; however, 2 comparable properties had a condition of C1 and no adjustment was reflected. No explanation was provided by the Appraiser. In addition, 6 comparable sales and 2 listings were utilized. The borrowers' rooms below grade were superior to all 8 examples and across the board positive adjustments in the amount of $25,000 for all, except a $15,000 positive adjustment for comparable 3, were employed. Please have the Appraiser address the reason for not providing a condition adjustment for the 2 comparable properties with a condition of C1. In addition, please provide a comparable with similar below grade improvements that represent negative or no adjustment.
												Rebuttal 1 pending Rebuttal 2 pending	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813458	3 of 7						Credit	Debts		The loan file contained a new HELOC agreement to be used towards the subject purchase transaction. The loan file also contained a check to the title company for funds to close in the amount of $234,167, an amount $20,467 greater than the HELOC maximum amount. Since the borrower did not provide evidence of , please explain and document the monetary difference between the HELOC maximum draw amount and the check payable to the title company.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded cancelled check from which was deposited to the new account on . New account transaction history was provided to evidence receipt of both 212k (from new Heloc acct) and check.account summary for checking acct was provided to show funds transfer of 30k . Pls note borrower has 81k in savings acct. Rebuttal 5 pending Rebuttal 6 Uploaded stmts and receipt	Response 1 Awaiting Seller response. (Upheld) Response 2 The $30,000 transfer represents 1 day in time and does not reference the origination account number.Please provide account history . In addition, the check that was written from account in the amount of $22,166.55 represents 1 day in time. Please provideaccount history(Upheld) Response 3 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813458	4 of 7						Credit	Inc Misc		The primary borrower received a 42% base salary increase. Investor guidelines require all wage increases greater than tolerance be explained; however, an explanation was not provided.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 pending Rebuttal 5 Uploaded client's loe re pay increase	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813458	5 of 7						Credit	LDP/EPL		All parties were not checked to make sure that they were not on the Limited Denial of Participation List or the Excluded Parties List and/or Agency's Exclusionary List.'	Rebuttal 1 pending Rebuttal 2 Uploaded Drive report Rebuttal 3 Uploaded exclusionary list search	Response 1 Awaiting Seller response. (Upheld) Response 2 Missing checks. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813458	6 of 7						Credit	Miscellaneous		The CDA Release Form is missing from the loan file.	Rebuttal 1 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813458	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA in file supports appraised value.				1	1	3	1
	300813457	1 of 11						Compliance	Missing HOC Disclosure		The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.	Rebuttal 1 Please review Home ownership Counseling Disclosure and evidence of Home Loan Toolkit was issued within three business days of Initial Application.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813457	2 of 11						Credit	Application		The initial 1003 reflects a debt with a monthly payment of $659 and the final 1003 does not. The credit report does not reflect an open accoun. No credit inquiries reflected on the credit report. Please provide explanation for thedebt appearing on the initial 1003 and not on the final 1003.	Rebuttal 1 Please see guideline 10.4.2 revision in pink. We no longer need a letter of explanation for undisclosed debt. Rebuttal 2 pending Rebuttal 3 Explanation provided	Response 1 The finding was not cited to conflict with 10.4.2. The finding was cited from General Underwriting Standards: Where conflicting information exists between or within documents, an adequate explanation must be provided, documented, and included in the loan file. A debt was reflected on the initial 1003 but not on the final 1003 or the originated credit report. An explanation for the conflict is required. Undisclosed debt was not cited. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813457	3 of 11						Credit	Application		The loan file contains a processor certification stating the borrower is a co-signor on a mortgage and page 3 of the application declarations item I. was not marked yes. Please provide a correction.	Rebuttal 1 pending Rebuttal 2 Uploaded corrected 1003	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813457	4 of 11						Credit	Current Financials/Paystubs		Review of the dissolution of marriage court documentreflects the borrower owns 3 additional businesses, that were not previously owned per the borrower's tax returns, and not reflected on the loan application. Current financials were not provided to determine any net losses. Please provide.	Rebuttal 1 pending Rebuttal 2 See attached business returns. We did not require P&Ls because after analyzing the two businesses , one reflected a loss and one reflected an equivalent gain. At 19% back ratio, we determined it would not have a impact on ability to repay. Rebuttal 3 tax returns	Response 1 Awaiting Seller response. (Upheld) Response 2 Referenced Business Tax Returns not received. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813457	5 of 11						Credit	Financial Statements Obtained		Guidelines indicate the P/L and Balance Sheet do not have to be signed by the borrower; however, if they are signed, the signature date must be at or prior to consummation of the loan. The P/L and Balance Sheet are signed; however, the signature date is missing.	Rebuttal 1 pending Rebuttal 2 Uploaded signed and dated P&L and Balance Sheets	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813457	6 of 11						Credit	Income Docs
The income documentation does not appear to be accurate. The borrower is 74% owner of the  Corporation. Income was documented with  Corporate Returns and W2's from  and . The W2's contain a completely different Employer ID Number than the Employer ID Number on the  Corporate Returns. The number on the W2's starts with a - and the number on the Corporate Returns starts with a -. In addition, the  and  Corporate Returns reflect $0 on line 12 Compensation of Officers and $0 on Line 13 Salaries and Wages. Neither return details wages paid to any individual on any expense line. Please provide an explanation for the discrepancy, complete IRS W2 transcripts for the Borrower, and any additional documentation that could clarify the aforementioned concerns.
												Rebuttal 1 pending Rebuttal 2 Client Response: We have verified that the Employer Identification Number on the W2 is from the company who prepares the paystubs and the W2’s. Please see attached from Division of Corporation to verify this. Please see the Tax Transcripts for the W2’s to verify Borrower did have a W2 in the amount we used to qualify him from. The W2 was issued from borrower's company. Additionally, the wages to the officers and employees is listed on line 26 “Other Deduction”. The schedule shows deduction that is payroll deduction from payroll company.	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813457	7 of 11						Credit	Income Docs		The personal 1040 tax returns for and and the 1120 business tax returns were signed by the borrower but were not dated after the application date and prior to or at the consummation date of the loan as required.	Rebuttal 1 pending Rebuttal 2 Uploaded signed and dated Tax Returns	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813457	8 of 11						Credit	Miscellaneous		The CDA Release From is missing from the loan file.	Rebuttal 1 pending Rebuttal 2 Uploaded CDA Release From	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813457	9 of 11						Credit	Tax Transcripts Income		The business tax return for 1120 does not match the tax transcript. Please provide the business return that matches the tax transcript.
Rebuttal 1
pending

Rebuttal 2
Client Response: We have verified that the Employer Identification Number on the W2 is from the company who prepares the paystubs and the W2’s. Please see attached from Division of Corporation to verify this. Please see the Tax Transcripts for the W2’s to verify Borrower did have a W2 in the amount we used to qualify him from. The W2 was issued from borrower's company. Additionally, the wages to the officers and employees is listed on line 26 “Other Deduction”. The schedule shows deduction that is payroll deduction from payroll company.

Rebuttal 3
It was an error and the borrower did not realize the final  business tax returns that were filed with the IRS were different than the ones he gave us. The tax returns in our file show lower net income than the transcripts. The discrepancy is in the deductions where a charitable contribution was added and the depreciation was reduced. The tax return income is lower than the transcripts. The borrower is very difficult and does not want to provide any additional documentation. Since we have verified tax returns (by the transcripts), the gross income is the same on both documents and we didn't use any of the income to qualify, please waive this condition.

Rebuttal 4
Pending From Client

Rebuttal 5
 The borrower on this loan is extremely difficult and uncooperative in assisting with getting the requested documentation, in fact he will not respond to us at all. I have uploaded all the conditions except two. 1- The proof of  taxes owed are paid. (I have requested the statement of account from the IRS and should have in a day or so.) 2- The  business tax return for  does not match the  tax transcript. Please provide the  business return that matches the  tax transcript. I am unable to get this from the borrower, we did use the lower income of the two. The transcripts are obviously the ones he filed and he gave us preliminary taxes by mistake.

Response 1
Awaiting Seller response. (Upheld)

Response 2
Please provide the  business Tax Return which matches the Tax Transcript. (Upheld)

Response 3
Without required documentation finding stands. (Upheld)

Response 4
 Upon further review, it appears the discrepancies on the  tax transcript are due to corrupt data. The taxable income on the  transcript is 3 times higher than the taxable income on the  Tax Return; yet, the tax owed is the same on both the return and the transcript. In addition, the tax owed is representative of the lower income reflected on the return. Finally, qualification was based upon the lower income reflected on the  Tax Return. In conclusion, the  Tax Return appears to be the reliable document and reflects the most conservative income. (Resolved)
															3	1	3	1
	300813457	10 of 11						Credit	VOR Required		VOR provided however since it is not an institution, cancelled checks, or evidence of electronic transfers is needed. If cancelled checks are used, then a copy of the lease verifying the due date must also be provided.	Rebuttal 1 The Borrower provided 8 cancelled checks and 4 bank statements to show the Funds leaving his account. We also have a VOR performed by a third party, the credit bureau which shows timely payments. The checks indicate by date they were paid on time. Rebuttal 2 VOR	Response 1 The loan file does not contain cancelled rent checks or a lease agreement for the departure rental. Please provide all cancelled rent checks and the lease agreement. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813457	11 of 11						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. A CDA was provided which supported value. Meets guidelines.				1	1	3	1
	300813456	1 of 12						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosures (1), (2), and (3) were mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.	Rebuttal 1 Uploaded LOE re CD draft Rebuttal 2 Uploaded Disclosure Tracking for LE	Response 1 The documentation provided is not sufficient to cure the defect. The LOE addressed draft CDs; however, the loan failed revised LEs delivery date test. If the LEs were not provided to the consumer, submit a tracking disclosure that contains the history of disclosures. DR will review and determine whether or not the disclosures could be considered as drafts. (Upheld) Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813456	2 of 12						Credit	Appraisal Misc		The appraiser provided 3 comparable sales, all of which had either a 2 or 3 car garage. The subject property did not have a garage and the appraiser made an across-the-board adjustment for the same. In addition, it could not be determined if the garage adjustments in the amount of $10,000 for 2 car and $15,000 for 3 car were adequate. Please provide 1 additional comparable property without a garage.	Rebuttal 1 pending Rebuttal 2 Uploaded updated appraisal report with added comp	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813456	3 of 12						Credit	Appraisal Misc		The Agency UCDP SSR was missing from the loan file.	Rebuttal 1 Please review Agency UCDP	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813456	4 of 12						Credit	Debts		The HELOC was paid off with the subject refinance; however, the loan closed, the credit report reflected payment activity and the HELOC Payoff Statement did not confirm the last payment. Please provide evidence the last payment was made on time.	Rebuttal 1 Uploaded transaction history inquiry printout showing regular payment was made timely.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813456	5 of 12						Credit	Hazard Insurance
The CD reflects Hazard Insurance in the amount of $1,485 paid in full outside of closing. The loan file contains an email chain from the Lender to the Insurance company which asks if premium is paid in full. The insurance company indicated that it was paid monthly, with an outstanding balance of $1,106. The title company advised that the balance would have to be collected at closing; however, evidence of payment was not provided, it was not collected on the CD, and the borrowers did not provide evidence of liquid funds to pay said balance. Please provide evidence the full balance was paid and provide asset documentation to prove liquid funds.
												Rebuttal 1 pending Rebuttal 2 Uploaded email from Insurance company	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813456	6 of 12						Credit	Lien Position		The subject refinance paid off a first mortgage and a HELOC. The loan file did not contain a HELOC closure letter.	Rebuttal 1 Uploaded loan info history printout showing loan status as "closed"	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813456	7 of 12						Credit	Miscellaneous		Settlement Agent did not appear to be searched in the Third Party Fraud Tool.	Rebuttal 1 Uploaded Data Verify search for settlement agent	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813456	8 of 12						Credit	Miscellaneous
Loan terms are conflicting. The Uniform Underwriting and Transmittal Summary and the Final 1003 reflect the subject transaction as a Rate/Term Refinance. The Initial 1003 and Conditional Approval reflect the subject transaction as a Cash-Out Refinance. It should be noted that without evidence of no HELOC draw history for the prior 12 month period, the loan was reviewed as a Cash-Out Refinance. Please correct the Final 1003 and Uniform Underwriting and Transmittal Summary if this is the case. If the transaction is Rate/Term, please provide evidence of no draw history for the prior 12 months. If the final determination is Cash-Out, an additional finding will be added for Cash-Out over $300,000.
												Rebuttal 1 Uploaded loan information and transaction history printout.	Response 1 Total HELOC draws in 12 months prior to note date of $4,890 did not exceed 1% of new loan amount. Account is closed per statement. Documentation received is sufficient. (Resolved)		3	1	3	1
	300813456	9 of 12						Credit	Miscellaneous		The CDA Release Form was missing from the loan file.	Rebuttal 1 Please review complete CDA Report. Release Form still pending. Rebuttal 2 Uploaded CDA Release Form	Response 1 Please provide the CDA Release Form. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813456	10 of 12						Credit	Miscellaneous		The Uniform Underwriting and Transmittal Summary (1008) was not signed by the Underwriter.	Rebuttal 1 pending Rebuttal 2 Uploaded signed 1008	Response 1 Awaiting Seller Response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813456	11 of 12						Credit	Red Flags not fraud		The Written VOE from the primary borrower's employer appears accurate; however, it appears to have been completed with 2 different pens. It could not be determined if the WVOE was changed, written over, or if it was a bad copy. Please provide an explanation.	Rebuttal 1 Uploaded Client's LOE re WVOE	Response 1 Explanation Letter received is sufficient. (Resolved)		2	1	3	1
	300813456	12 of 12						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contained a CDA which supported the appraised value.				1	1	3	1
	300813455	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813455	2 of 5						Credit	Appraisal Misc		The Agency UCDP is missing from the loan file.	Rebuttal 1 pending Rebuttal 2 ucdp	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813455	3 of 5						Credit	Miscellaneous		The Closing Disclosure reflects an escrow holdback in the amount of $10,500 for a new septic system as evidenced by the Lender Holdback Agreement, and a proposal in the loan file. Per the guidelines, loans that are pending escrow holdbacks for improvements/repairs that are not yet complete, are not eligible for purchase; however, prior to the purchase, escrowed completion funds must have been fully disbursed and work completed by Form 442/1004D, Appraisal Update and/or Completion Report. Please provide evidence of new septic system completion and escrow holdback disbursement.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded Septic Completion and proof of escrow holdback disbursement	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813455	4 of 5						Credit	Miscellaneous		The signed Transmittal Summary (1008) is missing from the loan file.	Rebuttal 1 Uploaded signed 1008	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813455	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CDA which supported the appraised value. Meets guidelines.				1	1	3	1
	300813454	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300813454	2 of 6						Credit	Application
The origination DTI was 27.711%. The final application reflected an  account with a balance of $28,657 and no payment and anaccount with a balance of $24,299 and a payment of $1,214.95 per month. The loan file contained a credit report and a supplement. The credit report  reflected a revolving account in the Primary Borrower's name (1B) with a high limit of $56,079, a balance of $28,657, and no payment. The same credit report also reflected a revolving account in the Co-Borrower's name (1C) with a high limit of $35,000, a balance of $24,299, and no payment. The credit supplement updated the Co-Borrower's revolving balance to $27,419 with no payment. Since a payment was not reflected for either account, 5% of the balance for each account was utilized at audit. Based upon the recalculated Primary Borrowerpayment of $1,433 per month and the recalculated Co-Borrower payment of $1,371 per month. The recalculated DTI was 33.489%. Please provide a corrected Final 1003 and 1008 to reflect accurate debts and DTI.
												Rebuttal 1 pending Rebuttal 2 Uploaded Client Rebuttal and updated 1003	Response 1 Explanation and documentation received is sufficient. (Resolved)		2	1	4	1
	300813454	3 of 6						Credit	Credit Report Inquiries		The loan quality cross check report shows a recent inquiry that has not been addressed. Guidelines require a signed and dated letter of explanation from the borrowers with any inquiries within 90 days. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded signed and dated LOE	Response 1 Documentation received is sufficient. (Resolved)		2	1	4	1
	300813454	4 of 6						Credit	LDP/EPL		The originating Underwriter was not checked against exclusionary lists. Please provide searches across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 Uploaded exclusionary search	Response 1 Documentation received is sufficient. (Resolved)		2	1	4	1
	300813454	5 of 6						Credit	Miscellaneous		The CDA Release Form is missing from the loan file.	Rebuttal 1 pending Rebuttal 2 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	4	1
	300813454	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CDA which supported the appraised value.				1	1	4	1
	300813453	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813453	2 of 5						Credit	Credit Report		Letter of explanation for revolving late payment is missing from loan file. Consumer explanation letter addressing residences is blank as well.	Rebuttal 1 pending	Response 1 Upon further review, due to the age and single occurrence of the late payment, explanation is not required. (Resolved)		4	1	3	1
	300813453	3 of 5						Credit	LDP/EPL		The Borrower, Loan Officer, Processor, Interviewer, Underwriter, Closer, Appraisal Company, Title Company, and Title Closer were checked against exclusionary lists. Please provide searches for all Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 Uploaded Drive Report Rebuttal 2 Uploaded including Appraiser. Flood Cert and Borrower's S Corp does not have to be included in the search.	Response 1 Flood Cert Provider, Appraiser, and Borrower's S Corp were not searched. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813453	4 of 5						Credit	Miscellaneous		Full appraisal and CDA analysis provided. The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813453	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supports appraised value. Meets guidelines.				1	1	3	1
	300813452	1 of 11						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813452	2 of 11						Credit	Appraisal Misc		Subject is located directly on the Coast. Disaster Inspection is recommended due to possible effects from the Cyclone.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded 442 report	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813452	3 of 11						Credit	Debts		Payment figure for the IRS Taxes on the CD was obtained from an IRS statement of taxes due. The statement indicated the tax figure owed. Please provide evidence the Taxes were paid in full.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded 1040 Account Transcript	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813452	4 of 11						Credit	Debts		Taxes paid on the CD were for the tax year. Payment evidence of the Borrowers' Federal Income Taxes in the amount of $2,439 was missing from the loan file. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded Account Transcript	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813452	5 of 11						Credit	Income Docs		Schedule E of the and tax returns reflected losses for the primary borrower from the S Corp in the amount of $4,146 for and $2,286 for . The loan file was missing a K-1 for each year to confirm ownership percentage. Please provide the and K-1's. If borrower ownership percentage is 25% or greater, please provide signed and dated and S Corp Returns and and S Corp Transcripts.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded & 1120S K-1s, 1120S tax returns Rebuttal 5 Uploaded 1120S Rebuttal 6 Tax Transcripts Rebuttal 7 signed tax returns	Response 1 Partial requested documentation received. Borrower is 100% owner. 1120S and and 1120S Transcripts still required. (Upheld) Response 2 Additional documentation received. Only missing and business tax transcripts. (Upheld) Response 3 Documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813452	6 of 11						Credit	Income Docs		The Letter of Explanation for the Leases was not dated.	Rebuttal 1 Uploaded signed and dated LOE	Response 1 Documentation received is sufficient (Resolved)		2	1	3	1
	300813452	7 of 11						Credit	Miscellaneous		Per the guidelines, when rental income is used to qualify, a fully executed current lease is required. One lease was not executed by the borrower or tenant. Another lease was missing the executed signature page. Please provide executed leases.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded Lease Agreements	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813452	8 of 11						Credit	Miscellaneous		The CDA Release Form is missing from the loan file.	Rebuttal 1 pending Rebuttal 2 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813452	9 of 11						Credit	Miscellaneous		The Fraud report is missing from the loan file.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded fraud report	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813452	10 of 11						Credit	REO Rental Income		The leases for the rental properties have all rolled over to month-to-month leases due to original term expiration. Investor guidelines require evidence that rental payments are ongoing when leases rollover to month-to-month. Please provide evidence that payments for all 3 rental units are ongoing or provide renewed and executed lease agreements with no gaps.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded LOE Rebuttal 4 still pending Rebuttal 5 Current Receipt of Rent Rebuttal 6 Uploaded Email re: loan restructure	Response 1 Letter of Explanation is acknowledged; however, Investor guidelines specifically require evidence of continued rental receipt for each property with a rollover lease. (Upheld) Response 2 Missing evidence for continued receipt of rental income. (Upheld) Response 3 Evidence of continuous rent receipt not provided for all rental properties. Rental income for one rental was excluded and all other rental properties recalculated using the agency method (Income - assets + depreciation). Recalculated DTI within tolerance at 40.391%. (Resolved)		3	1	3	1
	300813452	11 of 11						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supports appraised value.				1	1	3	1
	300813451	1 of 7						Compliance	TRID CD ' Loan Disclosures/Escrow Account		The CD does not reflect information related to any Escrow Account held by the servicer (or a statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation).	Rebuttal 1 Uploaded PCCD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813451	2 of 7						Credit	Application		Please revise the final application to reflect the correct primary residence.	Rebuttal 1 Uploaded pg1 of 1003	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813451	3 of 7						Credit	Application		Please revise the final application to reflect the monthly insurance/taxes all properties.	Rebuttal 1 pending Rebuttal 2 Uploaded corrected 1003	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813451	4 of 7						Credit	Assets		The final 1003 reflects assets in the amount of $98,956; however, asset documentation was missing. As a result, borrowers are $7,446 short of required liquid funds. Please provide 60 days asset documentation.	Rebuttal 1 Uploaded stmts	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813451	5 of 7						Credit	Income Docs		The and W2's from were missing from the loan file. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded W2	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813451	6 of 7						Credit	LDP/EPL		Please provide searches for the Processor, across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 Uploaded Report	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813451	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. CDA supports appraised value.				1	1	3	1
	300813450	1 of 4						Compliance	TRID CD - Settlement Agent License		The license number is missing for the Settlement Agent company on the PC CD.	Rebuttal 1 PCCD and proof of delivery Rebuttal 2 Uploaded PCCD	Response 1 The provided documentation is insufficient to cure the finding. The license number is missing for the Settlement Agent company on the PC CD. (Upheld) Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	4	1
	300813450	2 of 4						Credit	Miscellaneous		The CDA Release form is missing from the loan file.	Rebuttal 1 Pending Rebuttal 2 Uploaded CDA Release Form included	Response 1 Awaiting Seller response. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	4	1
	300813450	3 of 4						Credit	REO PITI		The borrower owns a rental property, which is rented out for . The rental property is has gone beyond the original rental term, and has rolled-over to a month-to-month lease. In addition to the most current lease, Investor guidelines require documentation that rent is currently being received. The most current lease was provided; however, evidence of current rental income receipt was missing. If rental income was exclude, the DTI would exceed 43%.	Rebuttal 1 Profit and Loss from management company Rebuttal 2 Pending Rebuttal 3 Uploaded proof of rent received	Response 1 A cancelled rent check would satisfy the condition. (Upheld) Response 2 Awaiting Seller response. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		4	1	4	1
	300813450	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. A CDA was provided which supported the appraised value. Meets guidelines.				1	1	4	1
	300813449	1 of 9						Compliance	TRID - CD Non-Borrower with Right to Rescind		There is no evidence of an Initial Closing Disclosure provided to all who have the right to rescind. Per regulation, In rescindable transactions, the Closing Disclosures must be given separately to each consumer who has the right to rescind under TILA (see § 1026.23).	Rebuttal 1 Uploaded letter from loan officer	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813449	2 of 9						Credit	Appraisal Misc
The appraisal indicates the property's water source is a well. The appraisal notes that the well is located on a parcel which is not owned by the Borrower and that said well is protected by an easement. The loan file did not contain a survey to illustrate the well and easement location as it relates to the subject property or evidence of the specific easement or recording of the same in public records. Moreover, it should be noted that even if easement was granted, there was no evidence to confirm whether or not the well is shared by additional properties. Finally, the HOI evidence did not reflect a clause to insure the offsite well in the event of damage. Additional documentation is required to evaluate the well's functionally obsolete location; however, it is uncertain if the Investor can justify acceptance of the well's location in any event.
												Rebuttal 1 pending Rebuttal 2 Uploaded Easement Agreement	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813449	3 of 9						Credit	Appraisal Misc
The appraiser utilized 4 listings and 1 sale to compare against the subject property. All comparable sales were located between 4.14 and 5.75 miles from the subject. The listing was located 2.75 miles from the subject. Although it is common to go further distances when the subject is located on acreage, the appraiser did not successfully bracket the subject lot size. The subject was  acres. The appraiser employed across-the-board negative adjustments for 5 comparable properties with lot sizes of acres,  acres,  acres,  acres, and  acres. In addition, the Appraiser indicated that there were no adjustments made for unfinished basements; however, comparable properties 1, 2, and 5 have unfinished basements which are twice the square footage of the subject unfinished basement. An explanation for no adjustment was not provided. Comparable properties 2, 4, and 5 were between 29 years and 53 years newer than the subject; however, an age adjustment was not made. Finally, comparable sale 4 and listing 5 are superior to the subject in age, square footage above and below grade, amenities, and lot size. It appears they should not have been utilized. Please provide a closed sale located on a similar sized lot with similar age, amenities, and square footage above and below grade to support value.
												Rebuttal 1 pending	Response 1 Appraiser provided additional comments regarding subject and comparable properties. It appears the comparable properties utilized were the best available. CDA supported value within tolerance. (Resolved)		3	1	3	1
	300813449	4 of 9						Credit	Income Docs
Borrower is an. Borrower and another partner started a. In ; the borrower and partner went their own way and dissolved the business. The borrower started his business. Borrower received W-2 income from previous partner's company which has been included in qualifying income.  personal tax return indicates borrower also receiving K-1 income from previous partner. The file does not contain business tax returns, K-1 or business tax transcripts from  for business. These documents would need to be reviewed since income from the previous business has been averaged with income from new business for qualifying.
												Rebuttal 1 Uploaded Client's LOE	Response 1 Letter of Explanation received. Agree that analysis of most recent self-employment enterprise over the most recent 20 months of the and Tax Years is acceptable. Borrower has been a self-employed for 7 years. Borrower made change from 50% Partner to Sole Owner in May . Earnings have been increasing as supported by returns, returns, and YTD P/L. (Resolved)		4	1	3	1
	300813449	5 of 9						Credit	Income Docs		The borrower's W2 wages were used for qualification. The 1120S and the 1040 support wages paid to the borrower in the amount of ; however, the W2 was missing from the loan file. W2 Transcript was provided; however, it is not acceptable replacement documentation.	Rebuttal 1 Uploaded W2	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813449	6 of 9						Credit	Miscellaneous		Fraud Tools in the file satisfactorily addressed the borrower, referenced a potential but unsubstantiated Appraiser license discrepancy, and mentioned the Third Party Originator; however, a complete Loan Participants Review was missing.	Rebuttal 1 Uploaded Fraud Report	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813449	7 of 9						Credit	Miscellaneous		The Borrower provided 2 Letters of Explanation. The first was an email explaining that he was in a Partnership until May when he dissolved the Partnership and opened his own firm. He also indicated that business is very good. The second was an email explaining that he filed a Schedule C for self-employment in and became an S Corp in . Neither letter was physically signed and dated by the Borrower.	Rebuttal 1 pending	Response 1 Upon further review, the letters were emails from the borrower's email address. No issue. (Resolved)		2	1	3	1
	300813449	8 of 9						Credit	Miscellaneous		The loan file does not contain a letter requesting closure and cancellation of the HELOC secured by subject property to ensure subject loan is in first lien position. In addition; a Final Title Policy was not provided for confirmation the second lien was closed/cancelled.	Rebuttal 1 pending	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813449	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report within 7.9%.				1	1	3	1
	300813448	1 of 9						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813448	2 of 9						Credit	Hazard Insurance		The HOI invoice in the loan file reflected a balance due of $1,606.63 for the policy period. The CD did not reflect the balance was collected at closing. Please provide evidence the one year policy is paid in full.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending	Response 1 Subject transaction is a refinance. HOI evidence reflects next installment not due. Policy is on a payment plan. Policy payment in full is not a requirement. (Resolved)		3	1	3	1
	300813448	3 of 9						Credit	Hazard Insurance		The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. What was provided in the loan file was billing information, renewal premium, and request of mortgagee changes. Please provide complete HOI evidence.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded Evidence of Insurance	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813448	4 of 9						Credit	LDP/EPL		The Borrowers, their Employers, the Flood Cert Provider, the Investor, the Lender, the Loan Officer, and the Processor were checked against all exclusionary lists. Please provide searches for all Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 Uploaded Report Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded Watchlist search	Response 1 The Appraiser, Title Company, and Title Officer searches were missing. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813448	5 of 9						Credit	Miscellaneous		Per the guidelines for the appraisal review, for loan amounts less than or equal to $1.5 million, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA CDA release form.	Rebuttal 1 pending Rebuttal 2 Uploaded CDA Report and Release Form	Response 1 (7:59AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813448	6 of 9						Credit	Miscellaneous		The Loan Transmittal (1008) is not signed by the originating underwriter.	Rebuttal 1 pending Rebuttal 2 Uploaded signed 1008	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813448	7 of 9						Credit	Miscellaneous		Subject property was in the path of the Cyclone. A Disaster inspection is recommended.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded Catastrophic Disaster Area Property Inspection Report	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813448	8 of 9						Credit	Miscellaneous		A home equity line of credit paid off at closing in addition to the 1st mortgage. Per the heloc payoff letter, a signed authorization to terminate and discharge the home equity line of credit is required, and was missing from the loan file. Please provide.	Rebuttal 1 pending Rebuttal 2 Uploaded HELOC closure letter	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813448	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300813447	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813447	2 of 4						Credit	Miscellaneous		The loan file is missing evidence the borrowers Federal income tax for the most recent 2 years has been paid in full. Please provide evidence that and taxes have been paid in full.	Rebuttal 1 Uploaded and Tax Transcripts... record of account indicates $0.00 balance	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813447	3 of 4						Credit	Tax Transcripts Missing		The loan file is missing the most recent two years of tax transcripts. Please provide and IRS Tax Transcripts.	Rebuttal 1 Uploaded and Tax Transcripts	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813447	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813446	1 of 10						Compliance	TRID - CD Incomplete / Inaccurate		Page 4 of the PCCD was not included in the loan file.	Rebuttal 1 Uploaded PCCD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813446	2 of 10						Credit	Application		The initial and final loan application reflect a 2 year residence history at the subject property; however, the borrower owned and occupied the subject property for 19 months prior to origination. Please correct the final application to reflect an accurate 24 months of residency and ownership.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded corrected p1 of the 1003	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813446	3 of 10						Credit	Appraisal Misc		Appraisal photos indicate the family room wood stove is under construction. Sheet rock has been removed from above the stove and both sides exposing the interior. The hearth stones are not completed and the stove itself does not appear to be fully installed. The appraiser did not make comments about the incomplete construction or estimate a cost to cure and timeframe to complete. Please provide evidence that the wood stove construction has been completed.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded Appraisal report with commentary for wood stove	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813446	4 of 10						Credit	Assets Misc		The Closing Disclosure indicates the borrower paid a POC of $550 for an appraisal fee. The file did not contain liquid assets. Please provide evidence of payment for the appraisal with either a credit card statement or bank statement.	Rebuttal 1 pending Rebuttal 2 Uploaded receipt for appraisal paid by credit card	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813446	5 of 10						Credit	Miscellaneous		The file does not contain Agency UCDP SSR findings reports as required per the Investor guidelines.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 pending Rebuttal 5 Uploaded Agency UCDP SSR	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813446	6 of 10						Credit	Miscellaneous		The loan file does not contain a letter requesting closure and cancellation of the HELOC secured by subject property to ensure subject loan is in first lien position. In addition; a Title Policy was not provided for confirmation the second lien was closed/cancelled.	Rebuttal 1 Uploaded Title Report reflecting only 1 lien for subject property.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813446	7 of 10						Credit	Miscellaneous		The loan file does not contain a signed 1008 as required per the Investor guidelines.	Rebuttal 1 Uploaded signed 1008	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813446	8 of 10						Credit	Miscellaneous		The loan file does not contain a signed CDA Release form. Please provide the signed CDA Release form as required per the Investor guidelines.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813446	9 of 10						Credit	Miscellaneous		The loan file does not contain evidence HELOC payment was paid as required per the Investor guidelines.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 pending Rebuttal 5 pending Rebuttal 6 Uploaded Wire Transfer Order - proof HELOC was paid	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813446	10 of 10						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813445	1 of 12						Compliance	TRID CD- Closing Information/Closing Date		The CD does not reflect the correct Closing Date.	Rebuttal 1 see uploaded PCCD Rebuttal 2 Uploaded PCCD	Response 1 Upload not received. No evidence of revised PCCD. Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813445	2 of 12						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ 1026.37(g)(4)(ii).	Rebuttal 1 Uploaded PCCD Rebuttal 2 Uploaded PCCD	Response 1 Upload not received. No evidence of revised PCCD. Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813445	3 of 12						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 Pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded CDA Release Form Rebuttal 5 Uploaded CDA Release Form	Response 1 Referenced CDA Release Form not received. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813445	4 of 12						Credit	Assets - Recent Large Deposits		Bank statement for account indicates two unsourced large deposits; one for $25,383 and the other for $30,423. In addition, the borrowers' 401k statement was over 90 days old on the note date. Excluding the deposits from total assets and the entire 401k statement, borrowers are short funds in the amount of $70,823 ($4,977 closing costs and $65,847 reserves). Please provide source of funds for both deposits, updated 401k statement, and 401k terms of withdrawal.	Rebuttal 1 Large deposits Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 pending Rebuttal 5 pending Rebuttal 6 pending Rebuttal 7 pending Rebuttal 8 pending Rebuttal 9 Uploaded 401k stmt and Letter from law office	Response 1 Large deposit sources received. The borrowers documented assets: $9,000 EMD, $154,000 Gift Funds, other liquid assets $91,755 for a grand total of $254,755. Required assets: $9,000 EMD, $154,000 Gift Funds, $40,926 cash to close, $49,911 reserves (the co-borrower is a first-time homebuyer, which requires 12 months of reserves) for a grand total of $269,773. Borrowers are still $15,018 short of reserves. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813445	5 of 12						Credit	Debts		Per the investor guidelines; the most recent 12 months mortgage payment history is required for all mortgages. The loan file is missing evidence of one payment on mortgage and two payments on HELOC. Please provide evidence all of these payments were made prior to subject closing.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 pending Rebuttal 5 pending Rebuttal 6 ) pending Rebuttal 7 Uploaded evidence of payments	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813445	6 of 12						Credit	Financial Statements Obtained		The loan file is missing YTD Balance Sheets for the Primary Borrower's Schedule C Business and the Co-Borrower's 1120 Corporation. Please provide.	Rebuttal 1 Pending Rebuttal 2 Uploaded Balance Sheet and LOE Rebuttal 3 Uploaded Balance Sheet and LOE Rebuttal 4 pending Rebuttal 5 pending Rebuttal 6 pending Rebuttal 7 pending Rebuttal 8 Uploaded s&d LOE	Response 1 The Letter of Explanation is not signed and dated. Please proved completed LOE. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813445	7 of 12						Credit	Inc Misc		The Co-Borrower's income increased by 56% from to . Please provide a Letter of Explanation to support the large increase.	Rebuttal 1 LOX	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813445	8 of 12						Credit	Income Docs		The file contains two paystubs for the co-borrower. Please provide an explanation for having two paystubs for the same period with different pay and year-to-date earnings	Rebuttal 1 pending Rebuttal 2 Uploaded LOE Rebuttal 3 Uploaded PPE Rebuttal 4 pending Rebuttal 5 pending Rebuttal 6 pending Rebuttal 7 pending Rebuttal 8 Uploaded s&d LOE	Response 1 The Letter of Explanation is not signed and dated. Please provide completed LOE. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813445	9 of 12						Credit	LDP/EPL		The file does not contain evidence all Loan Participants were checked across all exclusionary lists. Please provide acceptable Fraud Tool searching all Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 Uploaded Report	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813445	10 of 12						Credit	REO Rental Income		Schedule E reflected rental income from the commercial property. Please provide a fully executed lease agreement. If lease has rolled over with the month to month clause, please provide evidence rent is still being received.	Rebuttal 1 see rebuttal email - I would suggest requesting them to remove the rental income in this instance. Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 pending Rebuttal 5 pending Rebuttal 6 Uploaded corrected 1003 and 1008 Rebuttal 7 Uploaded corrected 1008 and 1003 without the rental income	Response 1 Explanation acknowledged. Please provide an updated 1008 and 1003 excluding rent. (Upheld) Response 2 Updated submission documentation still reflects rental income of $1,184 per month. Please provide corrected documentation removing rental income. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813445	11 of 12						Credit	Tax Transcripts Missing		The and Tax Transcripts for the Co-Borrowers 1120 Corporation are missing from the loan file. Please provide.	Rebuttal 1 Please see rebuttal email - borrower didn't own the company at that point in time.	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813445	12 of 12						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813444	1 of 9						Compliance	Disclosures Federal		There is no evidence in the loan file the Tool Kit was provided to the Borrowers.	Rebuttal 1 Uploaded email from Client re Tool Kit.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813444	2 of 9						Credit	Appraisal Misc		The subject property is new construction. The appraiser indicated the property was complete with exception of some touch up painting. Unable to determine if all flooring is complete with photos provided.	Rebuttal 1 See email from Appraisal Management Company	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813444	3 of 9						Credit	Assets		The file contains a Gift Letter from the borrower's son for $24,813. The file contains copies of 4 checks written to the builder for additional deposits totaling $24,813. Donor's bank statements indicate all 4 checks cleared bank account. The Gift Letter states gift is not expected to be repaid; however, donor's bank statement indicates the borrower reimbursed the donor by wiring $24,813 into the donor's account. The file does not contain source of funds for funds wired back to donor. Therefore; exclusion of these funds results in borrowers short funds for closing in the amount of $24,168.	Rebuttal 1 Pending Rebuttal 2 pending Rebuttal 3 Uploaded stmt - showing source of $28,413 wire funds on	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813444	4 of 9						Credit	Employment history		The co-borrower has been employed less than 2 years. The final application indicates the co-borrower was in school prior to employment. The file does not contain Diploma/Transcripts as required per the Investor guidelines.	Rebuttal 1 Transcripts	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813444	5 of 9						Credit	Miscellaneous		The file does not contain evidence taxes owed by the borrower to the IRS for $701 in and $2,398 for per paid in full.	Rebuttal 1 Pending Rebuttal 2 pending Rebuttal 3 Uploaded and Record of Account transcripts reflecting $0 balance	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813444	6 of 9						Credit	Miscellaneous		The Letter of Explanation provided was not signed and dated by the borrower.	Rebuttal 1 Pending	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813444	7 of 9						Credit	Miscellaneous		The loan file does not contain a signed 1008 as required per the Investor's guidelines.	Rebuttal 1 Pending Rebuttal 2 Uploaded signed 1008	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813444	8 of 9						Credit	Miscellaneous		The loan file does not contain a signed CDA Release form. Please provide the signed CDARelease form as required per the Investor guidelines.	Rebuttal 1 Pending Rebuttal 2 CDA CDA Release Form uploaded.	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813444	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813443	1 of 6						Compliance	TRID - CD Non-Borrower with Right to Rescind		Although evidence was provided showing the non-borrower received the emailed CD #2, the consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 Documentation provided	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813443	2 of 6						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure #1 was mailed, and therefore not received by the consumers 3 business days prior to the consummation. If disclosure was delivered electronically, evidence of receipt as well as the non-borrower spouse's E-consent is required.	Rebuttal 1 Documentation provided	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813443	3 of 6						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount		A post-consummation CD reflected a tolerance cure in the amount of $145.22; however, if curing a violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. The loan file did not contain the required cure documentation.	Rebuttal 1 See attached explanation from the Lender. Rebuttal 2 Please review the uploaded "PCCD Cure Package with Proof of Delivery" According to the attached PCCD Cure Package The Fed Ex delivery shows that the package went out to the Borrower timely.	Response 1 The provided documentation is insufficient to cure the finding. Evidence borrower received reimbursement of $145.22 was not provided. (Upheld) Response 2 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813443	4 of 6						Compliance	TRID- Lender Credits that Cannot Decrease
This loan failed the lender credits that cannot decrease test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($5.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,065.00). There is no evidence of a rate confirmation provided in the loan file. Unable to determine if the revised Loan Estimate was disclosed within 3 business days of rate lock. The provided reimbursement amount of $145.22, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $2,065.00. A cost to cure in the amount of $1,919.78 is required.
												Rebuttal 1 Documentation provided	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813443	5 of 6						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813443	6 of 6						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The file did not contain a CDA or comparable report, or CU score.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813442	1 of 9						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813442	2 of 9						Credit	Application		Page 3 of the final loan application reflects "No" to declaration H for both borrowers. A home equity line of credit was obtained for the closing of the subject transaction for $207,000. Please provide revised page 3 declaration H for both borrowers reflecting yes for borrowed funds.	Rebuttal 1 Uploaded corrected p3 of the loan application	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813442	3 of 9						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to $1.5 million, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded CDA Release Form Rebuttal 5 Uploaded CDA Analysis	Response 1 CDA Release Form received. Please provide the CDA as well. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813442	4 of 9						Credit	Assets Misc		The appraisal was completed on prior to cyclone. Subject property was in the path of a Bomb Cyclone on; however, an updated property inspection was not provided.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded 442 report	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813442	5 of 9						Credit	Assets Misc		The borrower obtained a home equity line of credit in the amount of $207,000, and was considered for available assets for closing. The file contained an outgoing wire transfer in the amount of $207,000 to the borrower's bank accoun; however, the bank account statements provided did not reflect the transder. Please provide evidence the borrower did in fact receive the proceeds from the home equity line of credit to be used for available funds for closing.	Rebuttal 1 Uploaded transaction history	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813442	6 of 9						Credit	Debts		The borrower obtained a home equity line of credit of $207,000 on the departing residence with and only page 1 of the agreement was provided. Please provide all pages to the agreement.	Rebuttal 1 pending Rebuttal 2 Uploaded Heloc Agreement	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813442	7 of 9						Credit	Inc Misc		The borrower is a r. He owns less than 25% of his Practice. Income is composed of K-1 ordinary income and K-1 guaranteed payments. Initial application was prior to the K-1 delivery deadline; therefore, and K-1's were used to qualify. While and K-1's reflected similar guaranteed payments for and , there was a large increase in ordinary income from in the amount of () to in the amount of . The increase of over 500% was not explained.	Rebuttal 1 Uploaded UW LOE re pay increase	Response 1 Explanation received is sufficient. (Resolved)		2	1	3	1
	300813442	8 of 9						Credit	LDP/EPL		The Borrower, Loan Officer, Processor, Interviewer, Underwriter, Appraiser, Closer, Seller, Title Company, and Title Closer were checked against exclusionary lists. Please provide a comprehensive Third Party Fraud Tool which includes searches of all Loan Participants across all lists.	Rebuttal 1 Uploaded watch list result	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813442	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300813441	1 of 8						Compliance	TRID CD ' Loan Disclosures/Escrow Account		The CD does not reflect information related to any Escrow Account held by the servicer (or a statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation). The option for the escrow account has not been selected in regards to whether the consumer declined escrows or the lender does not offer an escrow account.	Rebuttal 1 see uploaded PCCD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813441	2 of 8						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD 8 is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ 1026.37(g)(4)(ii).	Rebuttal 1 see uploaded PCCD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813441	3 of 8						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where “compensation to” reflects either “Lender or Broker” under Section B. Services Borrower Did Not Shop For of the CD8. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Rebuttal 1 Uploaded PCCD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813441	4 of 8						Credit	Appraisal Misc		The appraisal reflected 3 sales and 2 listings to compare against the subject property. All 5 had across-the-board upward adjustments for rooms below grade. Please provide 1 comparable sale with a downward or no adjustment for rooms below grade.	Rebuttal 1 Uploaded client LOE and original appraisal report with 732k value	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813441	5 of 8						Credit	Appraisal Misc		The loan file is missing a CDA. Please provide the CDA as required per the Investor guidelines.	Rebuttal 1 pending Rebuttal 2 Uploaded CDA Report	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813441	6 of 8						Credit	LDP/EPL		The Flood Certification provider, Settlement Agent, Title Company President, Title Company Secretary, Title Company Senior VP, and Listing Real Estate Co-Agent were not searched across the exclusionary lists.	Rebuttal 1 Uploaded additional search	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813441	7 of 8						Credit	REO PITI		It could not be determined if the borrowers' rental property was subject to HOA fees. Please provide additional information.	Rebuttal 1 Uploaded Appraisal report for rental propery showing no HOA dues	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813441	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300813440	1 of 6						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ 1026.37(g)(4)(ii).	Rebuttal 1 Uploaded Client Rebuttal Rebuttal 2 Uploaded PCCD	Response 1 The provided explanation is insufficient to cure the finding. Regardless of seller paying the premium, Home Warranty is customarily considered and treated as a borrower cost and is subject to § 1026.37(g)(4)(ii). Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ 1026.37(g)(4)(ii). (Upheld) Response 2 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813440	2 of 6						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file.	Rebuttal 1 re-uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813440	3 of 6						Credit	Appraisal Misc		The origination appraisal wasprior to a winter cyclone. The subject property was in the path of a Winter Cyclone. A property re-inspection is required. Please provide.	Rebuttal 1 pending Rebuttal 2 Uploaded 442 report	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813440	4 of 6						Credit	Income Docs		Investor jumbo guidelines require paystubs in the file to cover a full 30 days of income. The paystubs in the file for the borrower and co-borrower covered the first 4 weeks of wages for , which was 2 days short of the requirement at 28 days.	Rebuttal 1 pending Rebuttal 2 Uploaded borrowers paystubs	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813440	5 of 6						Credit	LDP/EPL		The loan file contains a Fraud report reflecting additional participants to check against all exclusionary lists; however, does not indicate which lists were checked. Please provide searches for all Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 Uploaded Client Rebuttal	Response 1 Attestation received is sufficient. (Resolved)		3	1	3	1
	300813440	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. Clear Capital CDA supports appraised value.				1	1	3	1
	300813439	1 of 6						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a certified ALTA statement. The statement does not match the revised CD and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. The fees appear to be in the following sections: C. Services Borrower Did Shop For, Section F. Prepaids, Payoffs and Payment. The fees are not subject to tolerance.
												Rebuttal 1 pCCD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813439	2 of 6						Credit	Application		Please provide a revised final application adding the revolving debt with a monthly payment of $25 and a balance of $63 as reflected on the most recent credit report.	Rebuttal 1 1003 Rebuttal 2 uploaded already	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813439	3 of 6						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 Pending Rebuttal 2 Pending Rebuttal 3 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813439	4 of 6						Credit	LDP/EPL		Please provide searches for the Loan Processors across all exclusionary lists, and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 Pending Rebuttal 2 Pending Rebuttal 3 Uploaded Search	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813439	5 of 6						Credit	Lien Position		The subject transaction paid off a first mortgage and a home equity line of credit. A written authorization to close the home equity line of credit was required. The authorization to close letter was in the loan file; however, it was not signed. Please provide a signed authorization to close, or the final title policy to confirm no subordinate financing exists.	Rebuttal 1 Pending Rebuttal 2 Final Title Policy	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813439	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. Clear Capital CDA supports appraised value.				1	1	3	1
	300813438	1 of 12						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813438	2 of 12						Credit	Application		The final application indicates the co-borrower is self-employed. However; the co-borrower is actually employed by spouse and has 0% ownership of business. Please correct final 1003 to indicate the co-borrower is not self-employed.	Rebuttal 1 pending Rebuttal 2 Uploaded corrected pg1 1003	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813438	3 of 12						Credit	Assets Misc		The file is missing pages 3 through 8 forbank statement. Please provide.	Rebuttal 1 pending Rebuttal 2 Uploaded stmt	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813438	4 of 12						Credit	Debts		The file does not contain documentation of the monthly HOA dues for other property owned. Please provide.	Rebuttal 1 Uploaded HOA transaction history	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813438	5 of 12						Credit	Debts		The Origination Credit Report reflected a mortgage balance in the amount of $23,644. The credit supplement reflected the mortgage was paid in full; however, bank statements in the file end prior to credit supplement. Please provide source of payoff. If paid with a qualifying asset account, please provide activity from the latest statement date in the file through the day of payoff clearance. If refinanced, please provide terms of new loan. Additional conditions may apply.	Rebuttal 1 Uploaded txn history	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813438	6 of 12						Credit	Financial Statements Obtained		The loan file does not contain a YTD Balance Sheet for borrower's business. Please provide.	Rebuttal 1 pending Rebuttal 2 Uploaded Balance Sheet	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813438	7 of 12						Credit	Income Docs		The borrower's Production Logistics business reflected a revenue decline of more than tolerance between and . Please provide a Letter of Explanation for the decline.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 LOX	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813438	8 of 12						Credit	LDP/EPL		The file does not contain a Third Party Fraud Tool or other evidence that Loan Participants were checked across all exclusionary lists. Please provide searches for all Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 Uploaded Report Rebuttal 2 Uploaded Search	Response 1 Please provided evidence that the Title Company and Settlement Agent were checked across all exclusionary lists. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813438	9 of 12						Credit	Miscellaneous		Explanation letter from borrowers regarding properties with and without monthly HOA dues, and large deposit for $100,000 is not dated by borrowers.	Rebuttal 1 Uploaded s&d LOE	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813438	10 of 12						Credit	Pay Stubs Obtained		The loan file contains a paystub for the co-borrowe; however, 30 days of wages are not reflected. Please provide an additional paystub.	Rebuttal 1 pending Rebuttal 2 Uploaded co-borrower's paystub	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813438	11 of 12						Credit	VVOE required		A VVOE is required within 10 days of Note date. The file does not contain a VVOE for the co-borrower. Please provide.	Rebuttal 1 pending Rebuttal 2 Uploaded VVOE for co-borrower	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813438	12 of 12						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The file contains a second appraisal that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813437	1 of 13						Compliance	TRID - Disclosures E-consent Missing		The following disclosures were electronically signed but the consumer’s E-consent was not provided in the loan file: Intent to Proceed, Homeownership Disclosure, Initial 1003. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 Uploaded E-Consent	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813437	2 of 13						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial CD delivery date test for the disclosure. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 Uploaded Disclosure Tracking. See already uploaded E-Consent	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813437	3 of 13						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure was mailed, and therefore not received by the consumer 4 business days prior to consummation. If the disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 See uploaded E-Consent and Disclosure Tracking	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813437	4 of 13						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. To cure a tolerance violation, the following documents are required: Letter of Explanation to consumer(s), PCCD, copy of the refund. A cost to cure in the amount of $4075.00 is required.
												Rebuttal 1 pending Rebuttal 2 Uploaded CD	Response 1 Seller researching Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813437	5 of 13						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide. .	Rebuttal 1 pending Rebuttal 2 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813437	6 of 13						Credit	Debts		The file does not contain evidence taxes owed to the IRS have been paid. Please provide.	Rebuttal 1 pending Rebuttal 2 Uploaded Evidence Tax was paid	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813437	7 of 13						Credit	Inc Misc		The file does not contain an explanation of borrower's income increasing more than tolerance from to . Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded Borrower's LOE re income	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813437	8 of 13						Credit	LDP/EPL		The file does not contain evidence "all" Loan Participants were checked across "all" exclusionary lists. Please provide.	Rebuttal 1 Uploaded Search Rebuttal 2 Uploaded additional search	Response 1 Searches acknowledged; however, OFAC andAngecy Exclusionary list searches are also required. In addition, Settlement Agent and Contact must be searched across all lists. Please provide. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813437	9 of 13						Credit	Miscellaneous		A signed 1008 is missing from the loan file. Please provide.	Rebuttal 1 pending Rebuttal 2 Uploaded signed 1008	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813437	10 of 13						Credit	REO PITI		The file does not contain documentation indicating if other property has HOA dues. Please provide.	Rebuttal 1 pending Rebuttal 2 Uploaded LOE from borrower re: no HOA dues	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813437	11 of 13						Credit	Tax Transcripts Missing		The file does not contain and business tax transcripts. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded Business Transcripts	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813437	12 of 13						Credit	VVOE required		The file does not contain verification of the existence of borrower’s business. Please provide.	Rebuttal 1 Uploaded VVOE and 3rd party validation	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813437	13 of 13						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813436	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813436	2 of 6						Credit	Application		Please provide revised final application reflecting the most conservative balance as shown on the most recent credit report.	Rebuttal 1 pending Rebuttal 2 Uploaded corrected 1003 Rebuttal 3 condition was uploaded	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813436	3 of 6						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to $1.5 million, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded CDA Analysis and Release Form	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813436	4 of 6						Credit	LDP/EPL		Please provide searches for the following across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists: the closing notary, the Loan Processor, and DocSigning.	Rebuttal 1 Uploaded Search Rebuttal 2 pending Rebuttal 3 Uploaded additional Search Rebuttal 4 Uploaded search and processor's cert	Response 1 Searches received, however not all requested were provided. (Upheld) Response 2 Please provide the search of the participant's full name or provide certification that the name was searched in error and that Doc Signing was not a loan participant. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813436	5 of 6						Credit	Lien Position		A home equity line of credit was paid off at closing in addition to the 1st mortgage. Please provide a signed authorization to close, or the title policy to confirm no subordinate lien exists after the subject refinance transaction.	Rebuttal 1 Heloc closure letter Rebuttal 2 pending Rebuttal 3 Uploaded Itemized Disclosure Stmt Rebuttal 4 Uploaded Final Title Policy	Response 1 Closure authorization for first mortgage is not sufficient. Please provide closure authorization for the HELOC or a final title policy. (Upheld) Response 2 Itemized statement received, which confirms HELOC was paid in full; however, evidence of closure is still required. The account was not in the borrower's name; however, if the HELOC was not closed it would be superior to the subject first mortgage. Please provide a HELOC closure letter or a Final Title Policy. (Upheld) Response 3 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813436	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	1
	300813435	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813435	2 of 5						Credit	Debts		The loan file did not contain confirmation that and Federal Income Taxes were paid in full. Please provide.	Rebuttal 1 see uploaded & 1040 Transcripts - acct balance reflects $0.00	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813435	3 of 5						Credit	Miscellaneous		The loan file does not contain a signed CDA Release form. Please provide the signed CDA Release form as required per the Investor guidelines.	Rebuttal 1 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813435	4 of 5						Credit	Tax Transcripts Missing		The loan file is missing and tax transcripts as required per the Investor guidelines. Please provide and tax transcripts.	Rebuttal 1 Uploaded & 1040 Transcripts - no taxes due	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813435	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CDA which supported the appraised value. Meets guidelines.				1	1	3	1
	300813434	1 of 9						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813434	2 of 9						Credit	Application		The final application reflected 6 debts with different balances than were reflected on the credit report. The application indicates a credit refresh report was utilized to update the balances; however, the referenced credit refresh was missing from the loan file. Please provide the credit refresh that matches the final application.	Rebuttal 1 Uploaded Credit Refresh	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813434	3 of 9						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to $1.5 million, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 Uploaded CDA Report Rebuttal 2 Uploaded CDA Release form	Response 1 CDA received. CDA Release Form is still missing. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813434	4 of 9						Credit	Appraisal Misc		The license of the Appraiser Trainee could not be located through the Appraisal Subcommittee Website.	Rebuttal 1 Uploaded Appraiser's License Info	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813434	5 of 9						Credit	Credit Report		Letter of Explanation for 2 credit card late payments on the same account was missing from the loan file. Please provide.	Rebuttal 1 ( pending Rebuttal 2 pending Rebuttal 3 Uploaded Client's rebuttal	Response 1 Request for waiver received and granted. Late payments occurred over 12 months prior. (Resolved)		4	1	3	1
	300813434	6 of 9						Credit	Debts		The personal tax transcript reflects an account balance plus accrued interest totaling $716.93 and was not verified as paid. Please provide evidence of payment.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded LOE re tax payment Rebuttal 5 Uploaded Client LOE re tax payment	Response 1 Request for waiver acknowledged. The transcript reflects a balance due with accrued interest. A portion of this tax bill is attributed to a tax penalty. Any prior year refund would have already been applied. Please provide evidence taxes are paid in full. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813434	7 of 9						Credit	Miscellaneous		Subject property was in the path of the Bomb Cyclone. A property inspection is recommended.	Rebuttal 1 Uploaded 442 Report	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813434	8 of 9						Credit	Tax Transcripts Missing		The tax transcripts for and are provided; however, the tax transcript for was incomplete and only displaying entries through the tax and credit section. Please provide the complete tax transcript.	Rebuttal 1 Uploaded Tax Transcripts	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813434	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300813433	1 of 11						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813433	2 of 11						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 Uploaded completed CDA Release form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813433	3 of 11						Credit	Appraisal Misc		The agency Appraisal UCDP SSR are missing from the loan file. Please provide.	Rebuttal 1 Uploaded Agency UCDP	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813433	4 of 11						Credit	Assets - Recent Large Deposits		The bank account reflected a large un-sourced deposit of $8,431. The other bank account reflected a large un-sourced deposit of $5,389, which exceeded the account balance. Omission of the $8,431 large deposit and exclusion of other account resulted in a reserve shortage of $9,053.	Rebuttal 1 pending Rebuttal 2 Uploaded source of deposits	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813433	5 of 11						Credit	Credit Report Inquiries		The credit explanation letter in file was not dated.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded LOE s&d	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813433	6 of 11						Credit	Inc Misc		The borrower is self-employed with 1120S, and is 50% owner of the business (the co-borrower is also a 50% owner in the business but does not receive wage income). Review of the borrower's business income reflects an increase in total income from in , or an 18.89% increase in total income due to wage income increase from in . Per guidelines, any income variations greater than tolerance need to be explained. An explanation was not found in the loan file. Please provide.	Rebuttal 1 pending Rebuttal 2 Per conversation, condition will be waived. Total business income did not increase by more than tolerance.	Response 1 Upon further review, combined income between borrower and co-borrower did not increase more than tolerance. (Resolved)		2	1	3	1
	300813433	7 of 11						Credit	LDP/EPL		The loan file is missing a fraud report tool. Please provide searches for all Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 pending Rebuttal 2 Uploaded report	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813433	8 of 11						Credit	Lien Position		The subject transaction paid off a first and second lien. Although not reflected in the credit report detail, the title commitment indicated the second lien was a Credit Line Deed of Trust and written authorization to close would be required. Authorization to close was missing from the loan file. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded Heloc closure letter	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813433	9 of 11						Credit	REO Rental Income		According to the Letter of Explanation, Tax Returns, and Financial Statements in the file, the borrowers lease a portion of the subject property out to their business for the amount of $1,500 per month for equipment storage. A fully executed lease agreement is required to ensure the lease does not contain verbiage which supersedes the subject mortgage and that no provisions in the lease renders the property ineligible.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded LOE re rental income	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813433	10 of 11						Credit	Tax Returns Obtained		The and 1120S returns were not signed and dated by the Primary Borrower. Please provide. In addition, the P/L was erroneously dated. Please provide correction.	Rebuttal 1 pending Rebuttal 2 Uploaded signed tax returns Rebuttal 3 pending Rebuttal 4 Uploaded corrected P&L	Response 1 Tax Return signatures received. Please provide accurately dated P/L. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813433	11 of 11						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. Clear Capital CDA supports appraised value.				1	1	3	1
	300813432	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813432	2 of 3						Credit	Miscellaneous		Tax returns provided are signed by the borrowers; however, only dated by the primary borrower. Please provide and tax returns dated by the co-borrower.	Rebuttal 1 Uploaded signed and dated tax returns	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813432	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813431	1 of 7						Compliance	Disclosures Federal Missing		The Tool Kit was missing from the file. Therefore, auditor cannot determine if it was disclosed 3 business days from application.	Rebuttal 1 Disclosure Tracker	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813431	2 of 7						Compliance	TRID CD- Closing Information/Closing Date		The CD does not reflect the correct Closing Date.	Rebuttal 1 CD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813431	3 of 7						Credit	Income Docs		The and tax returns are not signed by the borrowers. Please provide page 2 of the and tax returns signed by the borrowers.	Rebuttal 1 Uploaded signed and dated p2 tax returns	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813431	4 of 7						Credit	Miscellaneous		The loan file contained an LOE regarding co-borrower wages and an LOE regarding living arrangements. Neither LOE was dated.	Rebuttal 1 pending Rebuttal 2 Uploaded signed and dated LOEs	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813431	5 of 7						Credit	Miscellaneous		The loan file does not contain a signed CDA Release form. Please provide signed CDA Release form.	Rebuttal 1 pending Rebuttal 2 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813431	6 of 7						Credit	Miscellaneous		The signed 1008 is missing from the loan file. Please provide the signed 1008 as required per the Investor guidelines.	Rebuttal 1 pending Rebuttal 2 Uploaded signed 1008	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813431	7 of 7						Valuation	Appraisal is missing		The appraisal is missing from the loan file. Please provide a complete appraisal.	Rebuttal 1 Appraisal	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813430	1 of 4						Compliance	Disclosures Federal		There is no date evident on the Home Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date.	Rebuttal 1 Uploaded Toolkit and Client's screen shot of disclosure	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813430	2 of 4						Credit	Hazard Insurance		The Note date and the consummation were dated prior to the HOI effective date.	Rebuttal 1 Investor requires the HOI to be in effect as of disbursement date.	Response 1 Insurance effective date matches disbursement date. Explanation received is sufficient. (Resolved)		2	1	2	1
	300813430	3 of 4						Credit	VOR Required		Investor requires that the most recent 12 months of housing payment history be documented. The borrowers sold their departure residence and moved into a temporary home. They resided in the temporary home until they closed the subject property. Please provide one of the following to cover the rental period: credit supplement from institutional landlord, institutional VOR, Evidence of electronic rent transfers, or Copy of lease verifying the rent due date in combination with cancelled rent checks.	Rebuttal 1 Uploaded credit supplement Rebuttal 2 Uploaded cancelled rent checks	Response 1 Credit supplement VOR appears to be a private individual. A lease and cancelled checks or evidence of wire transfers will be required. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		2	1	2	1
	300813430	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300813429	1 of 8						Compliance	Missing HOC Disclosure		Although evidence of the HOC link was present in the loan file, the file contains no evidence that the Homeownership Counseling Disclosure List was provided to the consumer. Per 1024.20, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location.	Rebuttal 1 Uploaded HOC disclosure	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813429	2 of 8						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813429	3 of 8						Credit	Debts		The file does not contain evidence that the most recent HELOC payment was made. Please provide.	Rebuttal 1 pending Rebuttal 2 peding Rebuttal 3 Uploaded payoff demand for Heloc and credit supple. Although payoff demand shows a monthly late charge of $25.00 and interest due of $888.80... client provided a credit supplement reflecting 0-30 late reported	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813429	4 of 8						Credit	LDP/EPL		The file does not contain evidence all Loan Participants were checked across all exclusionary lists. Please provide.	Rebuttal 1 pending Rebuttal 2 Uploaded Report Rebuttal 3 Uploaded e Report	Response 1 Report received. Please provide evidence the following Participants have been searched across all exclusionary lists: Underwriter, Settlement Agent, and Closer. Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813429	5 of 8						Credit	Miscellaneous		Explanation letter from co-borrower regarding name variations is not dated. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded signed and dated LOE	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813429	6 of 8						Credit	Miscellaneous		The borrowers have a Solar Panel Agreement with a loan amount of , which includes both equipment and power. A Subordination Agreement was provided; however; the CLTV of % is not reflected on the 1008. Please provide corrected 1008.	Rebuttal 1 Uploaded corrected 1008	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813429	7 of 8						Credit	Tax Transcripts Missing		The file does not contain and tax transcripts as required per the Investor guidelines. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded & Tax Transcripts	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813429	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813428	1 of 6						Compliance	TRID CD ' Closing Information/File number Info		The CD does not reflect the correct File number.	Rebuttal 1 Uploaded PCCD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813428	2 of 6						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813428	3 of 6						Credit	Debts		personal tax returns provided indicate taxes were owed in the amount of $35,830. The file does not contain evidence the taxes were paid. Please provide evidence taxes owed have been paid to the IRS.	Rebuttal 1 pending Rebuttal 2 Uploaded Record of Account Transcript	Response 1 In response to the rebuttal letter, Investor requires evidence that Federal Income Taxes are paid in full. As for the timeframe of almost 2 years ago, it should be noted that the tax year of is the most recent tax year available, as the tax season has not ended. (Upheld) Response 2 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813428	4 of 6						Credit	Inc Misc
The borrower's income continuance was not explained or documented. The borrower was qualified with 1120S profit and 1065 loss, both of which appeared on Schedule E of the Borrower's  and  Tax Returns. The loan file contained side by side P/L and Balance Sheet comparisons for both businesses referenced above and 6 additional businesses. It could not be determined if the 6 additional businesses were new startups in  or ongoing 1120 Corporations with no pass through.The borrower's primary income source and a company that had over $18,000,000 in sales for , reflected $0 in sales on the P/L for the  tax year. It appears that the borrower's primary business income has declined to $0 and that the borrower's qualifying income is no longer viable. Consequently, 5 of the other 6 additional businesses reflected on the side by side P/L comparison reflected sales of over $22,000,000. Further documentation will be required to justify qualifying income. Please explain the absence of sales for borrower's primary business during the  tax year and document the borrower's new source of qualifying income. If the borrower has reverse-consolidated or something similar, please provide all pertinent documentation with which to justify qualifying income. Additional conditions may apply.
												Rebuttal 1 Uploaded LOE from UW, printout Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded CPA letter.	Response 1 Rebuttal letter acknowledged. Additional information is required. The explanation does not detail a reason the location has no sales for the tax year. In addition, explanation indicates that is the holding company for the other restaurants; however, the return does not appear to be a consolidated return. The other restaurants are not mentioned or broken down by unit. Please provide further detail, perhaps from the CPA, and confirm the other businesses do not file separate tax returns. (Upheld) Response 2 2:01PM) CPA Letter received is sufficient. (Resolved)		3	1	3	1
	300813428	5 of 6						Credit	Lien Position		The loan file does not contain a letter requesting closure and cancellation of the HELOC secured by subject property to ensure subject loan is in first lien position. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded HELOC closure letter	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813428	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813427	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813427	2 of 3						Credit	Miscellaneous		The loan file is missing a required Fraud Report.	Rebuttal 1 Third Party Fraud Report received. Uploaded to folder.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813427	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU rating of 1.3 supports the opinion of value of the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813426	1 of 8						Compliance	Missing Mortgage		There is no evidence of the Security Instrument provided in the loan file.	Rebuttal 1 Uploaded Security Instrument	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813426	2 of 8						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ 1026.37(g)(4)(ii).	Rebuttal 1 Client rebutted..... because this was a seller charge, we would not make a seller charge optional. Rebuttal 2 Uploaded PCCD	Response 1 The provided explanation is insufficient to cure the finding. Although the Home Warranty premium is paid by the seller, the fee is customarily a borrower cost and is subject to § 1026.37(g)(4)(ii). Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (Upheld) Response 2 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813426	3 of 8						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813426	4 of 8						Credit	Credit Report Inquiries		The credit inquiry explanation letter is not signed by the borrower. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded signed LOE	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813426	5 of 8						Credit	LDP/EPL		The file does not contain evidence the Appraiser and the Title Officer were checked across all exclusionary lists.	Rebuttal 1 pending Rebuttal 2 Uploaded Report	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813426	6 of 8						Credit	Miscellaneous
The loan was not approved as submitted. The submission DTI of 33.016% was partially based upon Co-Borrower future income of per month. The Co-Borrower's employment was not to start until after the Note date. In addition, the Co-Borrower did not sign and date the Offer Letter acceptance and there was no follow-up verification prior to loan closing to confirm imminent start date. The Co-Borrower's wages were removed at audit and the 2 credit Card payments were updated with the most recent supplement, which resulted in a qualifying DTI of 42.858%. Please provide a corrected final 1003 and 1008 to reflect only the primary borrower's income and the 2 credit Card payment updates from the credit supplement.
												Rebuttal 1 pending Rebuttal 2 Uploaded updated 1003 and signed 1008	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813426	7 of 8						Credit	REO PITI		Please provide evidence the other property borrower owns does not have HOA fees. The DTI threshold could exceed 43% depending on the amount, if any.	Rebuttal 1 Uploaded Property Profile	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813426	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813425	1 of 3						Compliance	TRID - NMLS Missing		The Loan Origination Company Identifier provided on the Closing Disclosure, Note, Mortgage, and final 1003 is not correct.				2	2	3	2
	300813425	2 of 3						Credit	Miscellaneous		The payoff letter reflects the loan as being a home equity line of credit, and the borrowers must sign form to authorize closure. A signed authorization closure from the borrowers is missing from the loan file.	Rebuttal 1 The supplement to credit report reflects the HELOC loan was paid in full and closed.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	2
	300813425	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. A CDA was not provided in the file to support the value.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	2
	300813424	1 of 15						Compliance	Disclosures Federal Missing		The file was found to be missing the "Your Home Loan Toolkit" disclosure.	Rebuttal 1 Uploaded Disclosure Tracking Details	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813424	2 of 15						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ 1026.37(g)(4)(ii).	Rebuttal 1 pending Rebuttal 2 Uploaded PCCD	Response 1 Seller researching Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813424	3 of 15						Credit	Application		The final application reflects schedule C loss for the borrower in the amount of ($109.79) per month. Review of the / personal tax returns reflect the schedule C is the co-borrower's and not the borrowers. In addition, the actual schedule C loss is ($156.58) based upon a 12 month average of as the net loss from ($755) increased in to a net loss of ($1879). Please revise the final application.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 pending Rebuttal 5 Uploaded corrected 1003 and 1008	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813424	4 of 15						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file.	Rebuttal 1 pending Rebuttal 2 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813424	5 of 15						Credit	Assets		The file did not contain evidence the borrower had the proper amount of liquid funds required to close. Required funds to close of $170520 ($155000 at closing, $520 POC, and $15000 EMD). Total verified liquid assets $170268 which results in a liquid asset shortage to close of $252.	Rebuttal 1 Please see rebuttal for this condition Rebuttal 2 Uploaded Email rebuttal	Response 1 Explanation received is sufficient. (Resolved)		3	1	3	1
	300813424	6 of 15						Credit	Assets Misc		Two month's asset statements are required. Please provide the most recent 2 months statements.	Rebuttal 1 pending Rebuttal 2 Uploaded stmt	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813424	7 of 15						Credit	Contract		The Residential Property Disclosure to the Purchase Agreement is missing. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 pending Rebuttal 5 Uploaded Residential Property Disclosure stmt	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813424	8 of 15						Credit	Debts		Payment evidence of the borrowers' Federal Income Taxes in the amount of $5,640 was missing from the loan file. Please provide.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 pending Rebuttal 4 Uploaded 1040 ROA Transcript	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	1
	300813424	9 of 15						Credit	Employment history		The verbal VOE for the borrower reflects a start date less than a year where the final application reflects the borrower to be employed for 1 year. Please provide a corrected verbal VOE or a signed certification with the borrower's correct start date with the current employer.	Rebuttal 1 pending Rebuttal 2 pending Rebuttal 3 Uploaded VVOE	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813424	10 of 15						Credit	Income Docs		Rental income for the property located at was used for qualification. The personal tax returns, schedule E, was used for the calculation of net rental income/loss. Guidelines require a copy of the current executed lease for all rental properties in order to use rental income for qualifying purposes. Please provide a copy of the current executed lease for the above property. If the current lease has gone beyond the original term, please provide evidence that rent is still being received.	Rebuttal 1 ( 6:07PM) pending Rebuttal 2 ( 3:24PM) pending Rebuttal 3 ( 1:41PM) pending Rebuttal 4 ( 1:20PM) pending Rebuttal 5 ( 1:40PM) pending Rebuttal 6 ( 3:47PM) pending Rebuttal 7 ( 2:45PM) Uploaded lease agreement and evidence of receipt	Response 1 ( 3:27PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300813424	11 of 15						Credit	Income Docs		The Co-Borrower has Schedule C losses from self-employment as a Realtor. Please provide YTD Balance Sheet and P/L.	Rebuttal 1 ( 6:07PM) pending Rebuttal 2 ( 3:24PM) peding Rebuttal 3 ( 1:41PM) pending Rebuttal 4 ( 1:20PM) pending Rebuttal 5 ( 1:40PM) pending Rebuttal 6 ( 3:47PM) Uploaded P&L... Schedule C does not have to report a balance sheet	Response 1 ( 3:57PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300813424	12 of 15						Credit	LDP/EPL		Please provide searches for the following Loan Participants across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists: appraiser, appraisal company and originating lender.	Rebuttal 1 ( 6:07PM) Uploaded Exclusionary Search Rebuttal 2 ( 3:23PM) Uploaded Exclusionary Search	Response 1 ( 4:47PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813424	13 of 15						Credit	Miscellaneous		The Origination Appraisal was dated . The loan closed on . The subject was in the path of a severe Winter Cyclone on and . Please provide a property inspection.	Rebuttal 1 ( 6:07PM) pending Rebuttal 2 ( 3:24PM) pending Rebuttal 3 ( 1:41PM) pending	Response 1 ( 1:08PM) Upon review/discussion with Investor, the finding is not required. (Upheld)		3	1	3	1
	300813424	14 of 15						Credit	Tax Returns Obtained		The personal tax return for was signed by the borrowers but was not dated at time of signing. Please provide.	Rebuttal 1 ( 6:07PM) pending Rebuttal 2 ( 3:23PM) pending Rebuttal 3 ( 1:41PM) pending Rebuttal 4 ( 1:20PM) Uploaded s&d Tax Rtns	Response 1 ( 2:48PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813424	15 of 15						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. Clear Capital CDA supports appraised value.				1	1	3	1
	300813423	1 of 4						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close on the CCTC table on page 3 of the CD issued on in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on . Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 ( 12:42PM) : Please see PCCD	Response 1 ( 3:19PM) The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813423	2 of 4						Compliance	TRID CD- 'Title' missing		The Home Inspection fee on the CD is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. No rebuttal response required. Investor accepts. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 ( 12:42PM) : Uploaded PCCD	Response 1 ( 3:19PM) The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813423	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813423	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU score of 1.2, which supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813422	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813422	2 of 6						Credit	Debts		The file does not contain evidence the taxes owed to the IRS for $ were paid. Please provide.	Rebuttal 1 ( 5:17PM) Uploaded evidence Tax pymnt was made	Response 1 ( 11:06AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300813422	3 of 6						Credit	LDP/EPL		The appraisal company, ., was not checked across all exclusionary lists. Please provide.	Rebuttal 1 ( 5:17PM) Uploaded Exclusionary search	Response 1 ( 11:07AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813422	4 of 6						Credit	Miscellaneous		The loan file does not contain a signed 1008 as required per the Investor guidelines. Please provide.	Rebuttal 1 ( 5:17PM) Uploaded signed 1008	Response 1 ( 11:05AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813422	5 of 6						Credit	Miscellaneous		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 ( 5:17PM) Uploaded CDA Release Form	Response 1 ( 11:06AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300813422	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813421	1 of 9						Compliance	Disclosures Federal Late		There is no evidence of a date disclosed on the Your Home Loan Toolkit booklet provided in the loan file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date,	Rebuttal 1 ( 6:38PM) Uploaded Toolkit Disclosure Tracking	Response 1 ( 10:04AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813421	2 of 9						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close on the CCTC table on page 3 of the PCCD issued on in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on . The Loan Estimate's side of the table is blank. To cure violation, a LOE and a PCCD with correction must be provided.	Rebuttal 1 ( 4:21PM) Uploaded PCCD and Letter to borrower	Response 1 ( 2:05PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813421	3 of 9						Compliance	TRID CD- Closing Information/Closing Date		The CD issued on does not reflect the correct Closing Date.	Rebuttal 1 ( 6:38PM) pending Rebuttal 2 ( 8:25PM) Please provide update... rebuttal was sent on - Closing date on escrow states is the note date , original document provided should be acceptable.	Response 1 ( 10:06AM) Seller researching Response 2 ( 2:51PM) Investor accepts. Response 3 ( 6:16PM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813421	4 of 9						Credit	Contract		The contract addendum regarding increased earnest money deposit and personal property being left having no value is not signed by the seller or borrowers. Please provide.	Rebuttal 1 ( 8:02PM) Uploaded signed escrow amendment Rebuttal 2 ( 3:23PM) Uploaded amendment	Response 1 ( 11:54AM) Document provided is not the correct addendum. Addendum provided only addresses the purchase price reduction. (Upheld) Response 2 ( 3:33PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813421	5 of 9						Credit	Financial Statements Obtained		The Balance Sheet and two Profit and Loss forms provided are signed but not dated. Please provide.	Rebuttal 1 ( 8:02PM) pending Rebuttal 2 ( 3:23PM) pending Rebuttal 3 ( 2:18PM) Uploaded P&L and balance sheet	Response 1 ( 2:27PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813421	6 of 9						Credit	LDP/EPL		The file does not contain evidence , was checked across all exclusionary lists. Please provide.	Rebuttal 1 ( 8:02PM) pending Rebuttal 2 ( 3:23PM) pending Rebuttal 3 ( 2:18PM) Uploaded Loan Participant Analysis	Response 1 ( 2:24PM) Response 2 ( 2:30PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813421	7 of 9						Credit	Red Flags not fraud		Loan Participant Analysis datedindicates 3 alerts under GSA-EPLS for the Seller. The file does not contain documentation indicating the alerts were resolved. Please provide.	Rebuttal 1 ( 8:02PM) pending Rebuttal 2 ( 3:23PM) pending Rebuttal 3 ( 2:18PM) Uploaded Loan Participant Analysis	Response 1 ( 2:33PM) GSA red flags for Seller cleared. (Resolved)		3	1	3	1
	300813421	8 of 9						Credit	Tax Returns Obtained		The tax returns are not dated by the borrowers. Please provide.	Rebuttal 1 ( 8:02PM) Uploaded s&d tax returns	Response 1 ( 11:50AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813421	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813420	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813420	2 of 6						Credit	Assets Misc		The letter of explanation for the deposit of $ was not signed and dated by the borrower. Please obtain borrower signature and date.	Rebuttal 1 ( 1:20PM) Uploaded signed LOE	Response 1 ( 7:05PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813420	3 of 6						Credit	Miscellaneous		A satisfactory letter of explanation for the 30 day late mortgage tradeline with Bank on not provided as requested by the lender. Please provide a Letter of Explanation signed and dated.	Rebuttal 1 ( 1:20PM) Uploaded Client LOE (rebuttal)	Response 1 ( 1:06PM) Explanation received is sufficient. (Resolved)		4	1	3	1
	300813420	4 of 6						Credit	Miscellaneous		An explanation for unemployment compensation as reflected on the personal tax return was not provided as requested by the lender. Please provide a Letter of Explanation signed and dated.	Rebuttal 1 ( 1:20PM) Uploaded Client LOE (rebuttal)	Response 1 ( 1:07PM) Explanation received is sufficient. (Resolved)		4	1	3	1
	300813420	5 of 6						Credit	Miscellaneous		The loan closed with a loan amount of $. Per the guidelines for loan amounts less than or equal to $, a full appraisal and a CDA or 2nd full appraisal is required. Neither was found in the loan file. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 ( 1:20PM) Uploaded CDA Report and Release Form	Response 1 ( 7:05PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813420	6 of 6						Valuation	Value is supported within tolerance of original value and all applicable appraisal guidelines were found to be acceptable		The appraisal under review was performed and completedby an appropriately licensed appraiser.				1	1	3	1
	300813419	1 of 7						Compliance	TRID CD- premiums Optional		The Owner's Title Insurance Policy on the CD issued on is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ 1026.37(g)(4)(ii).	Rebuttal 1 ( 5:47PM) Uploaded PCCD	Response 1 ( 7:24AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813419	2 of 7						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender, Broker, or Third Party' under Section B- Services Borrower Did Not Shop For of the revised CD issued on . However, this fee should not be retained by the Lender, Broker, or Third Party. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee(s) is incorrect/blank: Tax Service (paid to Third-Party).	Rebuttal 1 ( 5:47PM) Uploaded PCCD	Response 1 ( 7:23AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813419	3 of 7						Credit	Application		Please provide a revised final application reflecting more conservative debts from the credit refresh for the following 2 accounts: account opened - Payment $ per month, balance $ and account opened - Payment $ per month, balance $.	Rebuttal 1 ( 5:43PM) pending Rebuttal 2 ( 6:02PM) Uploaded corrected pg2 1003	Response 1 ( 1:06PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813419	4 of 7						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to $ million, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 ( 5:43PM) Uploaded CDA Analysis and Release Form	Response 1 ( 7:55AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813419	5 of 7						Credit	LDP/EPL		Please provide searches for originating underwriter across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 ( 5:43PM) Uploaded	Response 1 ( 7:53AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813419	6 of 7						Credit	Miscellaneous		The appraisal was completed on . The loan closed on . The subject was in the path of a Winter Cyclone on . A property inspection is required.	Rebuttal 1 ( 5:43PM) pending Rebuttal 2 ( 6:02PM) pending discussion on Winter Snow Storms/Cyclones	Response 1 ( 1:05PM) Upon review/discussion with Investor, finding is not required. (Resolved)		3	1	3	1
	300813419	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	1
	300813418	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813418	2 of 5						Credit	Application		Please revise the final application for the following debt from the credit refresh: first mortgage to be paid off was transferred to and should reflect .	Rebuttal 1 ( 2:14PM) Pending Rebuttal 2 ( 8:16PM) Uploaded corrected 1003	Response 1 ( 8:15AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813418	3 of 5						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to $ million, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 ( 2:14PM) CDA	Response 1 ( 2:27PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813418	4 of 5						Credit	LDP/EPL		Please provide searches for the closing notary and (ordered voe on ) across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.		Response 1 ( 8:18AM) was only searched through LDP. Her name is not on the Report. (Upheld) Response 2 ( 8:04AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813418	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	1
	300813417	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300813417	2 of 6						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 ( 3:16PM) pending Rebuttal 2 ( 3:32PM) Uploaded CDA Release Form	Response 1 ( 12:42PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300813417	3 of 6						Credit	Assets		The loan file contained one 30 day statement for the borrower's IRA account. 2 months are required. Please provide 1 additional consecutive monthly statement.	Rebuttal 1 ( 3:16PM) pending Rebuttal 2 ( 3:32PM) pending Rebuttal 3 ( 3:55PM) pending Rebuttal 4 ( 2:34PM) Uploaded - Jan - Feb Stmts and Hardship withdrawal info	Response 1 ( 2:54PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300813417	4 of 6						Credit	Income Docs		Due to the borrower's start date of , 12 annual pay periods on the last day of each month, and closing date of , one paystub for 28 days of wages was provided and the paystub requirement could not be met. Please provide a completed Written VOE and the personal tax return.	Rebuttal 1 ( 3:16PM) Uploaded 1040 Tax Returns and WVOE	Response 1 ( 7:48AM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300813417	5 of 6						Credit	Tax Transcripts Missing		personal tax transcripts are missing from the loan file. Please provide.	Rebuttal 1 ( 3:16PM) pending Rebuttal 2 ( 3:32PM) pending Rebuttal 3 ( 3:55PM) Uploaded 1040 Record of Account Transcripts	Response 1 ( 4:00PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300813417	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. Clear Capital CDA supports appraised value.				1	1	4	1
	300813416	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813416	2 of 5						Credit	Debts		Evidence the borrower's Federal Income Tax in the amount of $ was paid in full is missing from the loan file. Please provide.	Rebuttal 1 ( 5:43PM) Uploaded evidence Tax payment was paid	Response 1 ( 2:30PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813416	3 of 5						Credit	Miscellaneous		The loan file does not contain a CDA Collateral Desktop Review or a signed CDA Release Form as required per the Investor guidelines. Please provide.	Rebuttal 1 ( 5:43PM) pending Rebuttal 2 ( 4:01PM) pending Rebuttal 3 ( 1:21PM) Uploaded CDA Analysis Rebuttal 4 ( 1:20PM) Uploaded CDA Release Form	Response 1 ( 1:29PM) CDA receipt acknowledged. Please provide CDA Release Form. (Upheld) Response 2 ( 1:53PM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300813416	4 of 5						Credit	Miscellaneous		The subject appraisal was dated . The loan closed on . The subject property was in the path of a Winter Cyclone on and ; however, a property re-inspection was missing from the loan file. Please provide.	Rebuttal 1 ( 5:43PM) pending Rebuttal 2 ( 4:01PM) Uploaded Disaster Area Inspection	Response 1 ( 4:35PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813416	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser.				1	1	3	1
	300813415	1 of 9						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	4	1
	300813415	2 of 9						Credit	Application		The Final Loan Application reflects the Co-Borrower as a first-time homebuyer; however, the Co-Borrower is joint with the Primary Borrower on a Mortgage for the prior 22 month period which is attached to her primary departure residence. Please provide correction.	Rebuttal 1 ( 3:05PM) Uploaded corrected pg 3 of the 1003 Rebuttal 2 ( 6:10PM) Investor does not required corrected 1003 to be signed by the borrower as Borrower signature date must be on or prior to the loan consummation.	Response 1 ( 3:23PM) Application signature required. (Upheld) Response 2 ( 9:06AM) Explanation received is sufficient. (Resolved)		2	1	4	1
	300813415	3 of 9						Credit	Application		The Final Loan Application reflects the Primary Borrower's self-employment business with for 18 years with income of $ per month. It should be noted that both Primary Borrower and Co-Borrower have earnings and ownership of and the income reflected on the Application is combined income for both borrowers. Please provide correction with self-employment listed correctly and income designated appropriately.	Rebuttal 1 ( 3:05PM) pendiing Rebuttal 2 ( 6:10PM) pending Rebuttal 3 ( 12:37PM) pending Rebuttal 4 ( 4:44PM) Uploaded corrected 1008 and 1003	Response 1 ( 4:29PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300813415	4 of 9						Credit	Appraisal Misc		The CDA Release Form is missing from the loan file.	Rebuttal 1 ( 3:05PM) pendiing Rebuttal 2 ( 6:10PM) pending Rebuttal 3 ( 12:37PM) Uploaded CDA Release Form	Response 1 ( 12:45PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300813415	5 of 9						Credit	Inc Misc		Both borrowers experienced an income decline of more than tolerance from to in K-1 income from . An explanation is required. Please provide.	Rebuttal 1 ( 3:05PM) pendiing Rebuttal 2 ( 6:10PM) pending Rebuttal 3 ( 12:37PM) Uploaded LOE from borrower	Response 1 ( 12:47PM) Explanation received is sufficient. (Resolved)		4	1	4	1
	300813415	6 of 9						Credit	Income Docs		The Borrower's received proceeds from sale of in the amount of $. The property Seller was ; which, according to a letter in the file is owned by the Co-Borrower's Trust. Since the borrowers obtained 100% of the proceeds from the sale, the YTD Financial Statements and 2 years of tax returns should have been obtained for LLC. Please provide.	Rebuttal 1 ( 3:05PM) pendiing Rebuttal 2 ( 6:10PM) pending Rebuttal 3 ( 12:37PM) Uploaded Email from borrower	Response 1 ( 1:15PM) Business address matches departure residence. Borrower signed CD as Manager. Explanation Letter provided is sufficient. (Resolved)		4	1	4	1
	300813415	7 of 9						Credit	Sales contract		The Sales Contract is missing exhibit B.	Rebuttal 1 ( 3:05PM) pendiing Rebuttal 2 ( 6:10PM) pending Rebuttal 3 ( 12:37PM) Uploaded Exhibit B	Response 1 ( 12:45PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300813415	8 of 9						Credit	Tax Returns Obtained		The and Business Tax Returns for both and should have also been signed and dated by the Co-Borrower since she is also part owner of the Businesses. Please provide.	Rebuttal 1 ( 3:05PM) pendiing Rebuttal 2 ( 6:10PM) pending Rebuttal 3 ( 12:37PM) pending Rebuttal 4 ( 4:44PM) Uploaded client's response re co-borrower signing tax returns	Response 1 ( 4:27PM) Explanation received is sufficient. (Resolved)		2	1	4	1
	300813415	9 of 9						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. Clear Capital CDA supports appraised value.				1	1	4	1
	300813414	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813414	2 of 4						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to $, a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA with a CDA release form.	Rebuttal 1 ( 5:46PM) Uploaded CDA Report Rebuttal 2 ( 1:30PM) Uploaded CDA Release Form	Response 1 ( 2:27PM) CDA receipt acknowledged. Please provide CDA Release Form. (Upheld) Response 2 ( 2:10PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813414	3 of 4						Credit	Social Security Number
The loan file contained SSN red flags which were not thoroughly addressed at origination. The origination credit report reflected 2 different SSN's for the Primary Borrower with only 2 common numbers. The issue was not addressed. Please provide an LOE from the Primary Borrower to address the issue with any supporting documentation. The loan file contained an Authorization for the SS Administration to release SSN Verification. Please provide the results of that request for the Primary Borrower. Fraud report reflected that additional individuals were reported under the Co-Borrower's SSN. Although the Co-Borrower addressed the issue with a letter, results from the Authorization for the SS Administration to release SSN Verification must be provided for the Co-Borrower as well.
												Rebuttal 1 ( 5:46PM) pending Rebuttal 2 ( 1:30PM) pending Rebuttal 3 ( 12:53PM) Uploaded SSN Verification for both borrowers	Response 1 ( 1:21PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813414	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	1
	300813413	1 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender, Broker, or Other' under Section B- Services Borrower Did Not Shop For of the revised CD issued on . However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Rebuttal 1 ( 5:27PM) Uploaded Client's Rebuttal Rebuttal 2 ( 12:48PM) PCCD	Response 1 ( 5:54PM) The information provided is not sufficient to cure the defect. Per investor, the only payees accepted under Tax Service are as follows: TBD by , ,. (Upheld) Response 2 ( 4:57PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813413	2 of 4						Credit	LDP/EPL		Lender Representative on the CD was not searched across all exclusionary lists. Please provide.	Rebuttal 1 ( 8:09PM) Uploaded SAM and LDP Search	Response 1 ( 9:09AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813413	3 of 4						Credit	Miscellaneous		The signed 1008 is missing from the loan file. Please provide.	Rebuttal 1 ( 8:09PM) pending Rebuttal 2 ( 12:58PM) Uploaded signed 1008	Response 1 ( 1:18PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813413	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813412	1 of 8						Compliance	TRID CD ' Closing Information/File number Info		The CD issued on does not reflect the correct File number.	Rebuttal 1 Uploaded corrected pg1 of the Closing Disclosure	Response 1 ( 8:08AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813412	2 of 8						Credit	Application		The final application reflects the borrower has owned a home in the last 3 years; however, the referenced real estate was owned by the Borrower's LLC as confirmed by the CD and the Fraud Tool. Please update the final 1003 to reflect "No" to the question regarding home ownership in the last 3 years.	Rebuttal 1 ( 2:19PM) pending Rebuttal 2 ( 7:11PM) Uploaded correct 1003 pg4 Rebuttal 3 ( 1:14PM) Uploaded corrected 1003	Response 1 ( 9:00AM) Application provided still indicates Borrower owned a home in the prior 3 years. Application should be checked "No" in box M. (Upheld) Response 2 ( 2:22PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813412	3 of 8						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide the signed CDA Release form as required per the Investor guidelines.	Rebuttal 1 ( 2:18PM) pending Rebuttal 2 ( 7:10PM) Uploaded CDA Release Form	Response 1 ( 8:49AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300813412	4 of 8						Credit	Assets		Assets were miscalculated at origination. Borrower has a 30 day account with an outstanding balance of $. The balance must be deducted from qualifying assets instead of a payment calculated into the debts. In addition; the file contains a Personal Property Agreement between the seller and the buyer in which the borrower owes the seller $for some personal property being sold to the borrower, which was outside of the purchase transaction. Said funds owed to the seller must also be deducted from qualifying assets. As a result, the borrower is short of liquid funds to close in the amount of $	Rebuttal 1 ( 2:19PM) Uploaded Client LOE re assets	Response 1 ( 3:47PM) The Asset LOE indicates $ with is liquid. The Brokers statement reflects $ in liquid cash and $ in Stock, of which 70% or $ can be used only for qualifying reserves since evidence of liquidation was not provided. The asset shortage stands. (Upheld) Response 2 Upon further review, Investor allows the 30 open balance to be deducted from non-liquidated stocks. Liquid funds to close are sufficient. (Resolved)		3	1	3	1
	300813412	5 of 8						Credit	Assets - Recent Large Deposits		Statements from Bank account indicate large deposits made for $ and for $. Source of deposits was not provided in the loan file. Please provide source of deposits. Please Note: If source of funds is not provided and deposits are deducted from qualifying assets; borrower will be short an additional $funds for closing.	Rebuttal 1 ( 2:18PM) pending Rebuttal 2 ( 7:10PM) Uploaded Client rebuttal Rebuttal 3 ( 1:14PM) pending Rebuttal 4 ( 2:37PM) pending Rebuttal 5 ( 7:20PM) Uploaded source of large deposits	Response 1 ( 9:20AM) The business account is not required for funds to close or reserves; however, a $ transfer was made from the business account to the borrower's personal account. The transfer cannot be utilized if the large deposits into the business account are not documented. Both business deposits exceed 25% of monthly business income. Please provide. (Upheld) Response 2 ( 11:11AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813412	6 of 8						Credit	Income Docs		The loan file is missing a Balance Sheet for . Please provide a Balance Sheet.	Rebuttal 1 ( 2:18PM) pending Rebuttal 2 ( 1:14PM) pending Rebuttal 3 ( 2:37PM) Uploaded Balance Sheet	Response 1 ( 2:42PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813412	7 of 8						Credit	Miscellaneous		The loan file contains an agreement between buyer and seller of repairs to be completed to subject property; however, the final agreement indicates the seller will not make the repairs but give the borrower a $4,000 closing costs credit as offset. The list of repairs contains items that are considered safety issues. Please provide evidence all repairs on Schedule A of Contract have been completed.	Rebuttal 1 ( 2:18PM) pending Rebuttal 2 ( 7:11PM) Uploaded Borrower's LOE and pictures of completion	Response 1 ( 8:56AM) Explanation and photographs provided is sufficient. (Resolved)		3	1	3	1
	300813412	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813411	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300813411	2 of 4						Credit	LDP/EPL		The loan file does not contain evidence the exclusionary list was checked for Escrow Assistants . Please provide evidence exclusionary list has been checked for per the Investor guidelines.	Rebuttal 1 ( 1:25PM) Uploaded OFAC Search	Response 1 ( 4:11PM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300813411	3 of 4						Credit	VOR Required
The borrowers’ primary home burned down in wildfires . The borrower stated the insurance company is paying rent where borrower is staying until closing of subject transaction. Borrower states the insurance company pays directly to a third party that makes the rent payments. The file contains an invoice where the third party billed the insurance company  However; the file does not contain evidence of the rent payments made for  . The Investor guidelines require the most recent 12 months housing payment history. Please provide documentation to support rent payments were made by insurance company for .
												Rebuttal 1 ( 1:25PM) Uploaded Client Rebuttal	Response 1 ( 4:16PM) Explanation received is sufficient. Credit explanation pertaining to address does indicate the borrower resided with Daughter prior to the insurance company securing a temporary rental. (Resolved)		4	1	4	1
	300813411	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300813410	1 of 4						Compliance	Disclosures Federal Late		There is no evidence of a date disclosed on the Your Home Loan Toolkit booklet provided in the loan file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date	Rebuttal 1 ( 7:19PM) Uploaded Disclosure Tracking	Response 1 ( 10:27AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	4	1
	300813410	2 of 4						Credit	Appraisal Misc		The CDA Release form is missing from the loan file. Please provide.	Rebuttal 1 ( 7:19PM) pending Rebuttal 2 ( 7:30PM) Uploaded CDA Release Form	Response 1 ( 11:00AM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300813410	3 of 4						Credit	LDP/EPL		Please provide searches for the following across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists: (1) lender representative on the condo questionnaire request, and (2) , condo questionnaire company and preparer.	Rebuttal 1 ( 7:19PM) Uploaded UDP List, SAM Search and Exclusionary List Cert provided by client. >>> For future reference, and the condo questionnaire company and preparer does not have to be on the list. Especially since we have a Condo Project Approval on file.	Response 1 ( 6:44AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300813410	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. Clear Capital CDA supports appraised value.				1	1	4	1
	300813409	1 of 8						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813409	2 of 8						Credit	Application		The final application does not reflect the earnest money deposit under assets. Please provide.	Rebuttal 1 ( 3:40PM) corrected pg2 1003	Response 1 ( 8:27AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813409	3 of 8						Credit	Appraisal Misc		The loan file does not contain a signed CDARelease form. Please provide.	Rebuttal 1 ( 3:40PM) CDA Release Form	Response 1 ( 8:26AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300813409	4 of 8						Credit	Appraisal Misc		The loan file does not contain UCDP SSR forms. Please provide.	Rebuttal 1 ( 3:40PM) UCDP SSR	Response 1 ( 8:31AM) Documentation received is sufficient. (Resolved)		4	1	3	1
	300813409	5 of 8						Credit	Assets Misc		Borrower is short reserves . The final 1003 indicates an account with a balance of; however, the file does not contain any statements from . Please provide.	Rebuttal 1 ( 3:40PM) Q4 Stmt	Response 1 ( 8:33AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813409	6 of 8						Credit	Miscellaneous		The file does not contain evidence all Loan Participants were checked across all exclusionary lists. Please provide evidence all Loan Participants checked across all lists and Lender certification of the same.	Rebuttal 1 ( 3:40PM) Uploaded SAM and LDP Search	Response 1 ( 8:36AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813409	7 of 8						Credit	VVOE required		A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. Please provide.	Rebuttal 1 ( 3:40PM) VVOEs	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813409	8 of 8						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813408	1 of 7						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813408	2 of 7						Credit	Appraisal Misc		The loan file does not contain a signed CDA Release form. Please provide.	Rebuttal 1 ( 7:36PM) pending Rebuttal 2 Uploaded CDA Release Form	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813408	3 of 7						Credit	Debts		The file does not contain evidence taxes owed to the IRS have been paid. Please provide.	Rebuttal 1 ( 7:36PM) pending Rebuttal 2 pending Rebuttal 3 ( 2:31PM) pending Rebuttal 4 ( 2:52PM) Uploaded account transcripts	Response 1 ( 2:54PM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813408	4 of 7						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across all exclusionary lists: (rep for title company), (rep for pension company), (pension company). Please provide.	Rebuttal 1 ( 7:36PM) Uploaded loan participant checklist	Response 1 ( 8:22AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813408	5 of 7						Credit	Miscellaneous		A signed 1008 is missing from the loan file. Please provide.	Rebuttal 1 ( 7:36PM) Uploaded signed 1008	Response 1 ( 8:20AM) Documentation receive is sufficient. (Resolved)		3	1	3	1
	300813408	6 of 7						Credit	Tax Returns Obtained		The tax returns are not signed or dated by the borrower. Please provide.	Rebuttal 1 ( 7:36PM) pending Rebuttal 2 ( 1:33PM) pending Rebuttal 3 ( 2:31PM) Uploaded s&d tax returns	Response 1 ( 10:13AM) Documentation received is sufficient. (Resolved)		2	1	3	1
	300813408	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813407	1 of 5						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on . However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the Appraisal Desk Review Fee is incorrect. If curing the violation, the following documents are required: PCCD and LOE to consumer.	Rebuttal 1 ( 2:35PM) Uploaded PCCD Rebuttal 2 ( 8:07PM) Uploaded PCCD and letter to borrower	Response 1 ( 9:53AM) The provided documentation is insufficient to cure the finding. No evidence of PCCD or LOE to consumer have been received. The documentation received is a duplicate of CD issued . (Upheld) Response 2 ( 1:51PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813407	2 of 5						Credit	Credit Report Inquiries		The credit report indicates a credit inquiry by . The borrower indicated a new loan was obtained for a forklift. The file contains a document reflecting the purchase of the forklift; however, does not contain documents from verifying the loan is in the business name only, and that the loan will not appear on the borrower's personal credit report. Please provide.	Rebuttal 1 ( 6:21PM) Uploaded Client's rebuttal	Response 1 ( 8:59AM) Explanation and documentation received is sufficient. (Resolved)		2	1	2	1
	300813407	3 of 5						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across all exclusionary lists: (notary), (credit bureau), (set-up processor), (title insurance company),(rep for title insurance co). Please provide.	Rebuttal 1 ( 6:21PM) pending Rebuttal 2 ( 2:45PM) Uploaded confirmation of searches	Response 1 ( 2:49PM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300813407	4 of 5						Credit	Miscellaneous		Explanation letter from borrower regarding ex-spouse and letter from borrower and his partner regarding ownership of is not dated. Please provide.	Rebuttal 1 ( 6:21PM) Uploaded Client's rebuttal and CDA Release Form for your reference. Rebuttal 2 ( 2:45PM) pending Rebuttal 3 ( 8:06PM) Uploaded dated LOE	Response 1 ( 9:08AM) CDA Release was in the original loan file and credit LOE documentation acknowledged; however, the letter from Borrower regarding his prior spouse was not dated. Please provide. (Upheld) Response 2 ( 9:19AM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300813407	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300813406	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813406	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813406	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score of 1.1 supports value. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813405	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813405	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813405	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2.4 that supports the opinion of value in the origination appraisal. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813404	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813404	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813404	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.3 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 ( 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813403	1 of 6						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	2
	300813403	2 of 6						Credit	Appraisal Misc		Per the guidelines for the appraisal review, for loan amounts less than or equal to , a full appraisal and a CDA analysis along with the CDA Release form is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a CDA analysis with a CDA release form.	Rebuttal 1 ( 2:06PM) pending Rebuttal 2 ( 2:17PM) Uploaded CDA Analysis and Release Form	Response 1 ( 2:29PM) Documentation received is sufficient. (Resolved)		2	1	3	2
	300813403	3 of 6						Credit	Credit Tradelines		Guidelines require each borrower, whose income is used to qualify, to have a minimum of 3 tradelines with activity in the last 12 months with a 12 month payment history. The credit report reflects 2 qualifying tradelines for both the borrower and co-borrower.	Rebuttal 1 ( 2:06PM) pending Rebuttal 2 ( 2:06PM) Uploaded Core Jumbo Exception approval	Response 1 ( 2:14PM) Core Jumbo Exception granted by . (Resolved)		3	2	3	2
	300813403	4 of 6						Credit	Miscellaneous		The personal tax returns reflects taxes owed of $752. Please provide evidence taxes were paid.	Rebuttal 1 ( 2:06PM) Uploaded 1040 Account Transcript	Response 1 ( 3:33PM) Documentation received is sufficient. (Resolved)		2	1	3	2
	300813403	5 of 6						Credit	Miscellaneous		The loan transmittal/1008 is not signed by the originating underwriter. Please provide.	Rebuttal 1 ( 2:06PM) Uploaded signed 1008	Response 1 ( 3:32PM) Documentation received is sufficient. (Resolved)		3	1	3	2
	300813403	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.				1	1	3	2
	300813402	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813402	2 of 4						Credit	LDP/EPL		The file does not contain evidence the following Loan Participants were checked across all exclusionary lists: (Selling Agent), (Selling Realtor), (Rep for title company), (Notary), (Appraisal Underwriter). Please provide.	Rebuttal 1 ( 8:09PM) Uploaded Drive Report Rebuttal 2 ( 1:31PM) Uploaded SAM and LDP Search	Response 1 ( 10:33AM) Report provided does not include the names referenced in the finding. Please provide new report to include names not previously searched. (Upheld) Response 2 ( 1:43PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813402	3 of 4						Credit	Miscellaneous		A signed 1008 is missing from the loan file. Please provide.	Rebuttal 1 ( 8:09PM) Uploaded signed 1008	Response 1 ( 10:29AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813402	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813401	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813401	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813401	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 2.6 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 ( 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813400	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813400	2 of 3						Credit	Tax Returns Obtained		The personal tax returns indicate the borrower is reporting K-1 income/loss for a partnership. The file does not contain a copy of the business tax returns or K-1. Tax transcripts indicate the borrower has 25% ownership. Please provide.	Rebuttal 1 : The Borrower was qualified using base income of and partnership loss of per month. Guide states that: Analysis of Borrower’s Personal Income – Clarified that a lender is not required to prepare a written evaluation of self-employment income when the borrower is qualified using only salaried income and self employment is a separate and secondary source of income (or loss). Uploaded guide for review.	Response 1 Explanation and documentation received is sufficient. (Resolved)		2	1	2	1
	300813400	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report . The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300813399	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813399	2 of 3						Credit	Debts Not verified on credit report		The application lists significant debts that were not verified on the credit report and not independently verified.The revolving debt was reflected on the credit report with a payment of $ with a balance of $. The final 1003 reflected a payment of $ with a balance of $ for this account. File did not contain proof of the higher payment and balance for this account.	Rebuttal 1 ( 1:40PM) Refresh credit report (see page 2) reflecting higher higher payment and balance as reported on final 1003 received. Uploaded to portal.	Response 1 ( 1:41PM) Documentation received is sufficient. (Resolved)		2	1	2	1
	300813399	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The Collateral Risk Score was 4.3 and the file did not contain a CDA or comparable report to support the value.		Response 1 ( 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813398	1 of 3						Compliance	TRID - CD Non-Borrower with Right to Rescind		Although evidence was provided showing the non-borrower received the emailed disclosures, the consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 ( 12:19PM) Please review the uploaded "Electronic Disclosure Non Borrower," for the subject loan. The Non Borrower consent to electronic delivery of disclosures.	Response 1 ( 8:02AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813398	2 of 3						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The file did not contain the require Fraud Report for both borrowers.	Rebuttal 1 ( 1:49PM) : Third party fraud report received. Uploaded to portal.	Response 1 ( 1:51PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813398	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813397	1 of 5						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300813397	2 of 5						Credit	LDP/EPL		Please provide searches for the lender underwriter, , across all exclusionary lists and provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 ( 4:50PM) Uploaded SAM and LDP search	Response 1 ( 8:09AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300813397	3 of 5						Credit	Miscellaneous		Letter of explanation regarding residence history was not dated.	Rebuttal 1 ( 4:50PM) Uploaded s&d LOE	Response 1 ( 8:10AM) Documentation received is sufficient. (Resolved)		2	1	4	1
	300813397	4 of 5						Credit	Tax Transcripts Missing		Two year's personal tax transcripts are missing from the loan file as required. Please provide.	Rebuttal 1 ( 4:50PM) pending Rebuttal 2 ( 1:41PM) Uploaded & 1040 Transcripts	Response 1 ( 2:11PM) Documentation received is sufficient. (Resolved)		4	1	4	1
	300813397	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines. Clear Capital CDA analysis supports appraised value.				1	1	4	1
	300813396	1 of 7						Compliance	Late HOC Disclosure		The Homeownership Counseling Disclosure provided in the loan file was not disclosed within 3 business days of the application date	Rebuttal 1 ( 2:54PM) Information provided	Response 1 ( 2:58PM) The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813396	2 of 7						Compliance	TRID CD ' Lender NMLS		The NMLS ID for the Lender's Individual Contact is missing from the Contact Information Table on the final revised CD	Rebuttal 1 ( 2:56PM) Information provided	Response 1 ( 2:59PM) The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813396	3 of 7						Compliance	TRID CD ' Lender/Broker Contact Information		The following items are missing for the Lender's Individual Contact on the final revised CD : Name, Email.	Rebuttal 1 ( 2:57PM) Information provided	Response 1 ( 3:02PM) The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813396	4 of 7						Compliance	TRID LE - Lender's NMLS		The following items are missing for the Lender's Individual Contact on the revised LE. Name, Email.	Rebuttal 1 ( 2:57PM) Information provided	Response 1 ( 3:01PM) The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813396	5 of 7						Compliance	TRID LE - Lender's NMLS		The NMLS ID for the Lender's Individual Contact is missing from the Contact Information Table on the revised LE	Rebuttal 1 ( 2:54PM) Information provided	Response 1 ( 2:59PM) The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813396	6 of 7						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813396	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813395	1 of 4						Compliance	Disclosures Federal Missing		The file was found to be missing proof of receipt for the Toolkit Booklet.	Rebuttal 1 ( 11:17AM) : See attached eSign Process Summary. Rebuttal 2 ( 1:28PM) Re-review documentation uploaded	Response 1 ( 8:17AM) The provided documentation is insufficient to cure the finding. Evidence of "Your Home Loan Toolkit" sent to the consumer was not found in e-Sign Process Summary. (Upheld) Response 2 ( 1:29PM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813395	2 of 4						Compliance	Final TIL APR Amt Financed
This loan failed the TILA finance charge test. (12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The finance charge is $410,763.28. The disclosed finance charge of $410,598.28 is not considered accurate because it is understated by more than $100. The following fees were applied towards APR: Administration Fee $995.00, Title - Closing/Escrow Fee $1,425.00, Title - Delivery Fees $58.21, Title - Loan Service Fee $340.00, and Title - Recording Service Fee $14.00. In addition, this loan failed the TILA finance charge test. (12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The finance charge is $410,746.49. The disclosed finance charge of $410,581.49 is not considered accurate because it is understated by more than $100. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date
												Rebuttal 1 See attached PCCD, Refund Check and LOE	Response 1 ( 12:00PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813395	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813395	4 of 4						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU is 2.9.		Response 1 ( 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813394	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813394	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813394	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 2.7 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 ( 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813393	1 of 3						Compliance	TRID CD- premiums Optional		The Home Warranty on the PCCD is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)).	Rebuttal 1 Information provided	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813393	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813393	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300813392	1 of 3						Compliance	Disclosures Federal Late		The Toolkit Booklet was not disclosed within 3 business days of the application date The Toolkit Acknowledgement in the loan file was dated	Rebuttal 1 ( 1:26PM) Please review uploaded "Home Loan Tool Kit Acknowledgment"	Response 1 ( 1:27PM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813392	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813392	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300813391	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813391	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813391	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 4.1 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 ( 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813390	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813390	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813390	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file verified a CU score of 2.4 that supports the opinion of value in the origination appraisal. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813389	1 of 4						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date	Rebuttal 1 ( 4:11PM) See attached toolkit	Response 1 ( 5:05PM) The documentation/information provided is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813389	2 of 4						Compliance	TRID CD- Closing Information/Closing Date		The CD does not reflect the correct Closing Date. The Consummation/Closing Date is . Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 See attached Cure Package	Response 1 ( 5:05PM) The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813389	3 of 4						Credit	Miscellaneous		The loan file is missing a required fraud report.	Rebuttal 1 Fraud Report uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813389	4 of 4						Valuation	Value not supported within tolerance of original appraisal amount		The loan file does not contain a CDA or comparable report, and a CU rating was not assigned.		Response 1 ( 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813388	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813388	2 of 3						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The appraisal report did not state whether the water heater was double strapped, which is a requirement in the subject property state.	Rebuttal 1 Updated appraisal report, including photo, reflecting water heater is double strapped received. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813388	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file verified a CU score of 2.3 that supports the opinion of value in the origination appraisal. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813387	1 of 3						Compliance	Disclosures Federal Late		The Toolkit Booklet in the loan file was not dated. Therefore, it was unable to be determined if the Toolkit Booklet was disclosed within 3 business days of the application date	Rebuttal 1 Esign Certificate reflects Home Loan Tool Kit was viewed and completed by the Borrower's (the initial loan application was taken ). Uploaded to portal.	Response 1 ( 3:43PM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813387	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813387	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 3.6.		Response 1 ( 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813386	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813386	2 of 3						Credit	Income Docs		The income/employment is not documented properly according to guides. Guidelines require a two year history of received "guaranteed payments to the partner". The file contains only a K-1. Additionally, AUS was approved subject to a paystub and W-2 for the prior years, which is not consistent with guaranteed K1 income for 20% ownership in a .	Rebuttal 1 The K1 in file reflects Borrower has only 20% interest in the partnership. The income was based on P&L due to this income was lower. See UW 1008 comments and income worksheet. The tax returns reflects no W2 wages reported for the Borrower, therefore, paystubs will not be receive by the Borrower. Only the K1 income. The Schedule E and K1 were missing from the loan file. Supporting documents uploaded to portal. Please advise if the provided income documentations are sufficient. Rebuttal 2 Copy of the personal tax returns with all schedules and K1 received. Uploaded to portal.
Response 1
In this case the documentation is not satisfactory. The borrower was qualified on K-1 partnership distributions; therefore, AUS should have been run using income from K-1 distributions and guaranteed payments as opposed to W2 wages. If AUS were to be run with accurate information, then the appropriate documentation requirements would be displayed. The borrower has been employed for  as a. Since he is a 20% owner, he only needs to provide 2 years of K-1's and 2 years of personal tax returns to achieve fully documented income. The K-1 and personal Tax Return was provided. Please provide the K-1 and personal Tax Return. (Upheld)

Response 2
 Documentation received is sufficient. (Resolved)
															2	1	2	1
	300813386	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300813385	1 of 4						Compliance	Disclosures Federal Missing		There is no evidence in the file that the "Your Home Loan Toolkit" was provided to the consumer.		Response 1 ( 1:53PM) The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813385	2 of 4						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a final ALTA statement. The statement does not match the revised CD and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $227,673.73 at consummation; however, per the ALTA statement, the consumer is due $32,433.81.The fees appear to be in the following sections: Section C and E and "Additional deposit" was not reflected. Section E fees are subject to tolerance.
												Rebuttal 1 Please review the uploaded "PCCD Matching Final ALTA Settlement Statement," for the subject loan.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813385	3 of 4						Credit	Miscellaneous		The fraud report is not legible.	Rebuttal 1 Legible copy of the fraud report received. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813385	4 of 4						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The Collateral Indicator indicates a Risk Score of 4 for the subject property. The file does not contain a CDA to value in the origination appraisal report.		Response 1 ( 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813384	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing one or more of the federally required disclosures. There is no evidence of the Your Home Loan Toolkit disclosure. Unable to determine if disclosure was provided to consumer within 3 days of application date.	Rebuttal 1 ( 3:31PM) : Please review uploaded "Home Loan Toolkit Disclosure Tracking"	Response 1 ( 12:52PM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813384	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813384	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300813383	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing one or more of the federally required disclosures. There is no evidence the Your Home Loan Toolkit disclosure in the file. Unable to determine if the disclosure was provided to the consumer within 3 days of application.	Rebuttal 1 ( 12:32PM) Please review the uploaded "Home Loan Disclosure Tracking" Per the attached Disclosure Tracking the Home Loan Toolkit was sent to borrower on and rec'd on with in 3 days of application.	Response 1 ( 3:24PM) The documentation/information provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813383	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813383	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300813382	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813382	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813382	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813381	1 of 3						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date	Rebuttal 1 Please review the uploaded "Evidence of Home Loan Toolkit With 3 days of Loan Application." The Disclosure Tracking shows that the "Home Loan Toolkit" went to the Borrower electronically.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813381	2 of 3						Credit	Miscellaneous		The loan file is missing a Fraud Tool. Please provide.	Rebuttal 1 Participant check results and fraud report uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813381	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.6 for subject property. The file does not contain a CDA to support value in the origination appraisal report		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813380	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813380	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines				1	1	1	1
	300813380	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score of 2.4. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813379	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813379	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813379	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score of 2. Meets guidelines.				1	1	1	1
	300813378	1 of 4						Compliance	TRID - CD Incomplete / Inaccurate		The Cash to Close on the CCTC table on page 3 of the CD in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE . Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Agree. Please review uploaded Change in Circumstance and revised Loan Estimate.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	2
	300813378	2 of 4						Compliance	TRID - Zero Tolerance Violation Not Cured		This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Transfer fees was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund and proof of delivery. A cost to cure in the amount of $2.18 is required.	Rebuttal 1 Agree. Please review uploaded Change in Circumstance and revised Loan Estimate. Rebuttal 2 Agree. Please review uploaded Cure Package.	Response 1 The documentation/information provided is not sufficient to cure the finding. The COC provided states Recording Charges increased due to additional documentation being recorded; however, it does not support or provide a reason for Transfer Taxes to increase. A cost to cure in the amount of $2.18 is still required. (Upheld) Response 2 The documentation/information provided is sufficient to cure the finding. Investor accepts cure within 60 days from discovery.		3	2	3	2
	300813378	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	2
	300813378	4 of 4						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.5 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	2
	300813377	1 of 8						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a certified ALTA statement. The statement does not match the revised CD, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $148,929.52 at consummation; however, per the ALTA statement, the consumer received $169.85. The fee(s) appear to be in the following section(s): B. Services Borrower Did Not Shop For, E. Taxes and Other Government Fees, F. Prepaids, Proration/Adjustments. The fees in section(s) B and E are subject to tolerance.
												Rebuttal 1 Please review the uploaded "PCCD Cure Package" Rebuttal 2 Please review the uploaded "PCCD Cure Package" Please review the uploaded "PCCD matching Final ALTA"	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813377	2 of 8						Compliance	TRID CD ' Closing Information/Disbursement Date		The CD does not reflect the correct Disbursement Date.	Rebuttal 1 Please review uploaded "Final ALTA" for the subject loan. The final ALTA shows disbursement date and the corresponding CD also shows this date. Rebuttal 2 : Please review uploaded "PCCD matching Final ALTA" The attached PCCD shows the complete seller information as shown on the Purchase Agreement.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813377	3 of 8						Compliance	TRID CD ' Lender NMLS		The NMLS ID for the Lender's Individual Contact is missing from the Contact Information Table on the revised CD	Rebuttal 1 Please review the uploaded "PCCD matching Final ALTA" The attached PCCD shows the NMLS ID for the Lender's Individual Contact Rebuttal 2 Please review the uploaded "PCCD matching Final ALTA" The attached PCCD shows the NMLS ID for the Lender's Individual Contact	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813377	4 of 8						Compliance	TRID CD ' Transaction Information/Seller Info		The does not reflect the complete seller information as shown on the Purchase Agreement.	Rebuttal 1 Please review uploaded "PCCD matching Final ALTA" The attached PCCD shows the complete seller information as shown on the Purchase Agreement. Rebuttal 2 Please review uploaded "PCCD matching Final ALTA" The attached PCCD shows the complete seller information as shown on the Purchase Agreement.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813377	5 of 8						Compliance	TRID LE - Lender's NMLS		The NMLS ID for the Lender's Individual Contact is missing from the revised LE	Rebuttal 1 Please review the uploaded "PCCD matching Final ALTA" The attached PCCD shows the NMLS ID for the Lender's Individual Contact. As the Loan Estimate (LE) cannot be changed after it has been issued, the changes made to the attached PCCD will cure this finding. Rebuttal 2 Please review the uploaded "PCCD matching Final ALTA" The attached PCCD shows the NMLS ID for the Lender's Individual Contact. As the Loan Estimate (LE) cannot be changed after it has been issued, the changes made to the attached PCCD will cure this finding.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813377	6 of 8						Credit	Assets		Business assets are being used for a portion of closing costs. Borrower is 50% owner of a business. Per guides; business assets may be used for closing costs provided the borrower is listed as an owner of the account and a cash flow analysis has been completed. The file does not contain evidence the borrower is listed as an owner of the business account. Excluding business assets; the borrower would be short funds to close in the amount of $21,884.	Rebuttal 1 CPA letter stating use of business funds for downpayment will not adversely affect cash flow for the business. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813377	7 of 8						Credit	Sales contract		Addendum to Sales Contract indicating seller paid closing costs is not signed by the borrower.	Rebuttal 1 Signed addendum to sales contract received. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813377	8 of 8						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813376	1 of 4						Compliance	TRID - CD Incomplete / Inaccurate		The Cash to Close on the CCTC table on page 3 of the CD in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE . Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days fromconsummation.	Rebuttal 1 Please review uploaded document: "PCCD matching ALTA and corrected Calculated Cash To Close" Rec'd PCCD matching ALTA and corrected Calculated Cash To Close.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813376	2 of 4						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a certified ALTA statement . The statement does not match the revised CD , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received $571,416.53 at consummation; however, per the ALTA statement, the consumer received $571,710.63. The fees appear to be in the following sections: E and payoffs. The fees in section E are subject to tolerance.
												Rebuttal 1 Please review uploaded document: "PCCD matching ALTA and corrected Calculated Cash To Close" Rec'd PCCD matching ALTA and corrected Calculated Cash To Close.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813376	3 of 4						Credit	Red Flags not fraud		The origination credit report reflected Fraud Victim Alerts for both borrowers. The underwriting notes attached to the 1008 indicate the Fraud Alerts were cleared; however, both Credit Alert Verification of Identity forms in the loan file were blank. Please provide the completed forms.	Rebuttal 1 Credit Alert Verification of Identity document received. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813376	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2 that supports the opinion of value in the origination appraisal. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813375	1 of 6						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date	Rebuttal 1 Please review the uploaded "Evidence of Toolkit Within 3 days of Loan Application," for the subject loan. The electronic signature is dated and the e-sign certificate validates that the Borrower approved electronic delivery date.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813375	2 of 6						Compliance	Late HOC Disclosure		The Homeownership Counseling Disclosure provided in the loan file was not disclosed within 3 business days of the application date	Rebuttal 1 Documentation provided	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813375	3 of 6						Compliance	TRID CD ' Lender NMLS		The NMLS ID for the Lender's Individual Contact is missing from the Contact Information Table on the revised CD	Rebuttal 1 Please review the uploaded "Post Consummation Closing Disclsoure," for the subject loan. This is a broker/wholesale file. The lender contact on page 5 of the Closing Disclosure do not have NMLS ID.	Response 1 The provided explanation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813375	4 of 6						Compliance	TRID LE - Lender's NMLS		The NMLS ID for the Lender's Individual Contact is missing from the LE	Rebuttal 1 Please review the uploaded "Post Consummation Closing Disclsoure," for the subject loan. This is a broker/wholesale file. The lender contact on page 5 of the Closing Disclosure do not have NMLS ID. As the Loan Estimate (LE) cannot be changed after it has been disclosed. The PCCD will cure this finding.	Response 1 The provided explanation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813375	5 of 6						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813375	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU score supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813374	1 of 3						Compliance	Disclosures Federal Missing		The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	Rebuttal 1 Agree. Please review uploaded Homeownership Counseling Disclosure.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813374	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813374	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 2.7.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	4	1
	300813373	1 of 4						Compliance	Disclosures Federal Missing		The file was found to be missing one or more of the federally required disclosures. The file is missing the Tool Kit which should have been provided to the borrowers within 3 days of the application date.		Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813373	2 of 4						Compliance	TRID CD- premiums Optional		The Title - Owner's Title Insurance on the CD is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. ('1026.37(g)(4)(ii)). Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 Documentation provided	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813373	3 of 4						Credit	Miscellaneous		The file is missing a Fraud Report.	Rebuttal 1 Please review the uploaded "3rd Party Fraud Report," for the subject loan.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813373	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The Collateral Underwriter indicates a Risk Score of 1.0 for subject property. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813372	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813372	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813372	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.2 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813371	1 of 4						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a Final ALTA statement. The statement does not match the revised CD issued and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii), creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $153,301.16 at consummation; however, per the ALTA statement, the consumer received $147.95. after bringing to closing $153,274.71. The fees appear to be in the following sections: C. The fees are not subject to tolerance.
												Rebuttal 1 Agree. Please review uploaded PCCD Cure Package.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813371	2 of 4						Compliance	TRID CD- premiums Optional		The Home Warranty on the CD is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Agree. Please review uploaded PCCD Cure Package.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813371	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813371	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU verified a score of 2.3 for the subject property opinion of value. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813370	1 of 3						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD was signed and dated at consummation. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 Please find document uploaded "E-Consent showing CD delivery" Rec'd E-consent showing delivery of CD at least 3 business days prior to loan consummation. As the Electronic consent was accepted. The disclosure that was sent to the Borrower email address and viewed was received at least 3 days prior to loan consummation. Rebuttal 2 ( 3:35PM) Please review uploaded "Corrected PCCD"	Response 1 The provided documentation is insufficient to cure the finding. Although evidence of receipt of the CD and e-consent are provided, the CD received via the upload reflects a different transaction and subject property. (Upheld) Response 2 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813370	2 of 3						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The file is missing the require Fraud Report.	Rebuttal 1 Fraud report received. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813370	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion ofvalue in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813369	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813369	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813369	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		Appraisal was performed by appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813368	1 of 4						Compliance	TRID - CD Address		The property address on the Closing Disclosure is inconsistent with the Appraisal and final approval provided in the loan file. The zip code is missing. Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 Please review uploaded "Corrrected PCCD"	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813368	2 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service. Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 Please review "Corrected PCCD"	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813368	3 of 4						Credit	Miscellaneous		Third Party Fraud Tool is missing from the loan file.	Rebuttal 1 Fraud Report uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813368	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU score of 2.0 which supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813367	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813367	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813367	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. A CU score 4.7 was reflected and the loan file did not contain a CDA.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813366	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813366	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813366	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813365	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813365	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813365	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 2.6 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813364	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813364	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813364	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU score of 2.2 which supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813363	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813363	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813363	3 of 3						Valuation	Value is supported within tolerance of original value and all applicable appraisal guidelines were found to be acceptable		The appraised value was supported within tolerance and all applicable appraisal guidelines were satisfied. The CU findings report reflected a CU score of 2.				1	1	1	1
	300813362	1 of 3						Compliance	Missing HOC Disclosure		The file contains evidence that the Home ownership Counseling Disclosure was provided to the consumer; however, the file does not contact the actual list of housing agencies.	Rebuttal 1 Please review the uploaded "Home Ownership Counseling Disclosure," containing the required 10 Housing Agencies near	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813362	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813362	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained the CU report with a score of 2.0.				1	1	2	1
	300813361	1 of 3						Compliance	TRID LE- premiums Optional		The Home Warranty on the LE is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Disagree. Post Consummation Closing Disclosure, Other Costs, Section H - Other, Home Warranty is not listed and therefore, cannot be corrected to show "Optional". Please review uploaded documentation.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813361	2 of 3						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. File is missing the required Fraud Report.	Rebuttal 1 Third Party Fraud Report received. Uploaded to folder.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813361	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion ofvalue in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813360	1 of 4						Compliance	Disclosures Federal Missing		The file did not contain evidence the Tool Kit was provided to the borrower within 3 days of the loan application.	Rebuttal 1 Agree. File was missing evidence that Your Home Loan Toolkit was delivered to the borrower. Please review uploaded documentation.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813360	2 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects incorrectly under Section B- Services Borrower Did Not Shop For of the revised CD. The payee for the following fee is incorrect: Tax Service Fee. Violation may be cured with a LOE, corrected PCCD and proof of mailing, 60 days from consummation.	Rebuttal 1 Agree. Please review uploaded PCCD, Letter of Explanation to borrower regarding changes, and proof of delivery.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813360	3 of 4						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The loan file did not contain a third party fraud report.	Rebuttal 1 Fraud Report received. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813360	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2 that supports the opinion of value in the origination appraisal. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813359	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813359	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813359	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion ofvalue in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813358	1 of 3						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. There is no evidence of a valid change of circumstance (including an explanation of increased costs) provided in the loan file. Therefore, the increase to the Appraisal fee was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $75 is required.
												Rebuttal 1 Please review the uploaded, "Change In Circumstance for Appraisal Fee" reflecting the increase in fee from $495.00 to $570.00	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813358	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813358	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.5 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813357	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813357	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813357	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion ofvalue in the origination appraisal report. The subject property meetseligibility and marketability guidelines according to the originationappraisal.				1	1	1	1
	300813356	1 of 4						Compliance	TRID - CD Incomplete / Inaccurate		The CD does not reflect the payee for the Taxes and Hazard Insurance premiums under the Prepaids section. Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 Agree. Please review uploaded Post Consummation Closing Disclosure and Final Settlement Statement showing Payees.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813356	2 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains fees where 'compensation to' reflects as "Other or Third Party Provider" under Section B- Services Borrower Did Not Shop For of the revised CD. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 Agree. Please review uploaded Post Consummation Closing Disclosure and Final Settlement Statement showing Payees.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813356	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813356	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813355	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing proof of receipt for the Toolkit Booklet.	Rebuttal 1 Seller provided the evidence of delivery of the HLTK. Please review.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813355	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813355	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CDA supports the appraised value, and CU rating of 2.3 meets the guideline.				1	1	4	1
	300813354	1 of 4						Compliance	Disclosures Federal Missing		The file was found to be missing proof of receipt for the Toolkit Booklet.	Rebuttal 1 Please review uploaded disclosure tracking reflecting that the Toolkit was provided to the borrower.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813354	2 of 4						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a certified ALTA statement. The statement does not match the revised CD , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii), creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $110,396.31 at consummation; however, per the ALTA statement, the consumer owed $110,396.31 and received $18.00 at closing. The fees appear to be in the following section: E. The fee is subject to tolerance.
												Rebuttal 1 Seller stated that the Final CD in the submitted closing package reflects the final cash to close is $110,378.31, matching final ALTA SS ($110,396.31-$18.00). The difference of $18.00 is the decrease of recording fee that title has disbursed to the borrower as stated on the final ALTA SS. That is the amount title owned to the buyer. Normally once the final ALTA SS is issued, the title will refund the amount difference between signed closing disclosure and final SS to the borrower. Please check and advise if this can be waived. Pkease review Final CD provided by the seller.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813354	3 of 4						Credit	Miscellaneous		The loan file does not contain a fraud report tool.	Rebuttal 1 Please review uploaded Fraud Report provided by the seller.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813354	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU score of 2.1 meets the guideline.				1	1	3	1
	300813353	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813353	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813353	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The loan file does not contain a CDA or comparable report, and the CU rating of 2.9 does not meet guideline.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813352	1 of 4						Compliance	Disclosures Federal Missing		The file was found to be missing one or more of the federally required disclosures. The file is missing the Tool Kit which should have been provided to the borrowers within 3 days of the application date.	Rebuttal 1 Agree. File missing evidence that Your Home Loan Toolkit was delivered to the borrower. Please review uploaded Acknowledgment of Receipt of Informational Booklets.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813352	2 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee where 'compensation to' reflects under Section B- Services Borrower Did Not Shop For of the revised CD. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The following fee had the incorrect payee: Tax Service fee. Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 Agree. Please review uploaded PCCD Cure Package.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813352	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813352	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score of 2.4.				1	1	3	1
	300813351	1 of 3						Compliance	TRID LE- premiums Optional		The Owner's Extended Coverage on the LE is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Disagree. Final Closing Disclosure in file shows "Optional" for Title - Owner's Insurance. Please review uploaded documentation.	Response 1 Per calibration process, the provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813351	2 of 3						Credit	Assets		The file did not contain evidence the borrower had the proper amount of funds required. The file was missing the HUD-1 for the sale of the borrower's departure	Rebuttal 1 Final CD of the Borrower's departure residence received. The funds were sent to Settlement Agent for the purchase transaction and the remaining proceeds of $19,853.82 to Borrower.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813351	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion ofvalue in the origination appraisal report. The subject property meets eligibilityand marketability guidelines according to the origination appraisal.				1	1	3	1
	300813350	1 of 5						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a signed/certified ALTA statement . The statement does not match the revised CD , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $2,187.58 at consummation; however, per the ALTA statement, the consumer received $1,121.67.
												Rebuttal 1 Agree. Please review uploaded Final Settlement Statement, Seller's Final Closing Disclosure and Borrower's Final Closing Disclosure.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813350	2 of 5						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 Agree. Please review uploaded Proof of Receipt of Loan Estimate	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813350	3 of 5						Compliance	TRID - Zero Tolerance Violation Not Cured
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $5,488.52. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cue in the amount of $5,488.52 is required. Reimbursement in the amount of $45.30 is included in the file, therefore the remaining cost to cure in the amount of $5,443.22 is still required.
												Rebuttal 1 Agree. Please review uploaded Proof of Receipt of Loan Estimate	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813350	4 of 5						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813350	5 of 5						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813349	1 of 3						Compliance	TRID - Revised CD - No Waiting Period		This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure was mailed, and therefore not received by the consumers prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.	Rebuttal 1 Disagree. The Closing Disclosure is the Final Closing Disclosure. There is an unsigned copy, as well as a signed copy in the initial file. Please review uploaded documentation.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813349	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813349	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The file did not contain a CDA or comparable report, and the CU score does not meet guideline.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813348	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813348	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813348	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The loan file does not contain a CDA or comparable report, and the CU rating of 3.3 does not meet guideline.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813347	1 of 3						Compliance	TRID CD ' Incorrect Section		The Pest Inspection Fee was included in Section B of the CD. The fee should have been entered under Section H. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Please review uploaded "PCCD Correcting Pest Inspection" Pest Inspection Fee is not reflected in Section H.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813347	2 of 3						Credit	Miscellaneous		The loan file does not contain the required Fraud tool.	Rebuttal 1 1:49PM) : Fraud Report received. Uploaded to portal.	Response 1 ( 3:54PM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813347	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The loan file does not contain a CDA or comparable report, and the CU rating of 2.7 does not meet guidelines.		Response 1 ( 3:36PM) CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813346	1 of 3						Compliance	TRID - Finance Charge Fail		This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The disclosed finance charge of is not considered accurate because it is understated by more than $100. The finance charges include the following fees: Points=$2,320; MMC rate flex option=$1,160; Pre-paid interest=$112.78; Processing Fee=$550; Title-Closing Protection Letter=$20; Title-Settlement Fee=$295; Underwriting Fee=$595.	Rebuttal 1 Please review uploaded "Fee Analysis FC Test" for the subject loan. As the MMC Rate Flex Option is not considered a finance charge. The disclosed finance charge is not understated by $100.00 Rebuttal 2 6:31PM) / Second Rebuttal: Please review the uploaded "Finance Charge Analysis" The MMC Rate Flex Opt fee has been zeroed out as it not a finance charge affecting the APR. Once this fee has been removed from the finance charge calculation the is no under disclosure.	Response 1 The documentation/information provided is not sufficient to cure the finding. The PFC Itemization provided shows all the fees that were applied towards the APR; however, the amount showing for the MMC Rate Flex Opt ($0.00) is not what was charged on the CD. Finance Charge testing is performed using the APR fees charged on the final CD. If the MMC Rate Flex Opt is not part of the APR, please provided explanation/documentation for the fee. (Upheld) Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813346	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813346	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The loan file does not contain a CDA or comparable report, and the CU rating of 3.4 does not support.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813345	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing proof of receipt for the Toolkit Booklet.	Rebuttal 1 Agree. Please review uploaded Proof of Receipt of Home Loan Toolkit.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813345	2 of 3						Credit	Sales contract		A fully executed addendum to the sales contract reflecting the final purchase price is required.	Rebuttal 1 PLease see attached.	Response 1 Documentation received is sufficient. (Resolved)		2	1	4	1
	300813345	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2 that supports the opinion of value in the origination appraisal. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300813344	1 of 6						Compliance	Disclosures Federal Missing		The file was found to be missing proof of receipt for the Toolkit Booklet.	Rebuttal 1 Please review the uploaded "Evidence of Receipt of Home Loan Toolkit."	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813344	2 of 6						Credit	Debts Not verified on credit report		The application lists significant debts that were not verified on the credit report and not independently verified. The AUS findings and the 1003 reflect a mortgage that was not tied to any real estate. The dollar amount is the same as the liens amount on the REO section. This mortgage needs to be documented including payment history and payment.	Rebuttal 1 PLease review the uploaded "PITIA and Payment History " for the property with the attached Promissory Note shows that the first payment on this loan is not due. As no payments have been collected on this loan, as of yet, there is no payment history to be provided. The attached billing period for the Hazard Insurance on this property shows that is is current and has not experienced any late payments in teh past 12 months.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813344	3 of 6						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The loan file did not contain a third party fraud report which is required by the Investor.	Rebuttal 1 Please review the uploaded "3rd Party Fraud Report," for the subject loan.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813344	4 of 6						Credit	REO PITI		The Borrower owns other real estate and the PITI and taxes and insurance is not confirmed/documented. The PITI payment and the taxes and insurance for the Borrowers REO property needs to be documented. If taxes and insurance are escrowed verification of the tax and insurance not required.	Rebuttal 1 PLease review the uploaded "PITIA and Payment History " for the property with the attached Promissory Note shows that the first payment on this loan is not due. As no payments have been collected on this loan, as of yet, there is no payment history to be provided. The attached billing period for the Hazard Insurance on this property shows that is is current and has not experienced any late payments in teh past 12 months.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813344	5 of 6						Credit	REO PITI		The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented. The 1003 and credit report reflect two open mortgages. These mortgages were omitted on the DU findings. Documentation is required to support the omission of both mortgages.	Rebuttal 1 PLease review the uploaded "PITIA and Payment History " for the property with the attached Promissory Note shows that the first payment on this loan is not due. As no payments have been collected on this loan, as of yet, there is no payment history to be provided. The attached billing period for the Hazard Insurance on this property shows that is is current and has not experienced any late payments in teh past 12 months.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813344	6 of 6						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2.2 that supports the opinion of value in the origination appraisal. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813343	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813343	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813343	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU score of 1.5, which supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813342	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813342	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813342	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU score of 2, which supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813341	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813341	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813341	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The CU Risk Score of 3 requires a CDA to support the appraised value. The required CDA was not provided to support the value.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813340	1 of 4						Compliance	TRID CD ' Other Disclosures/Liability after Foreclosure		The CD does not disclose a statement of whether State law provides for continued consumer responsibility for any Liability after Foreclosure. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Seller provided the PC CD. Please review uploaded docs.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813340	2 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD . However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Lender). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Seller provided the PC CD. Please review uploaded docs.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813340	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813340	4 of 4						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 4.5 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813339	1 of 3						Compliance	TRID CD ' Optional/Alternative Table mismatch		The Alternative table for transactions without a seller was disclosed on the CD ; however, the table was not used on the LE . Although the use of the alternative table for transactions without a seller is allowed, it must be used in conjunction with the use of the alternative calculating cash to close disclosure under '1026.38(e). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal Please review the uploaded "PCCD Cure Package with Matching Loan Estimate." The standard cash to close table shown on the loan estimate matches the standard cash to close table on the attached post consummation closing disclosure.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813339	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813339	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.4 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813338	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813338	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813338	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU score of 2.3 which supports the opinion ofvalue in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813337	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing one or more of the federally required disclosures. Tool Kit Booklet	Rebuttal 1 Seller provided the Toolkit; uploaded to the rebuttal folder.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813337	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813337	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU score of 1.6, which supports the opinion ofvalue in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300813336	1 of 5						Compliance	Late HOC Disclosure		The Homeownership Counseling Disclosure provided in the loan file was not disclosed within 3 days of the application date.
Rebuttal 1
Please see attached.

Rebuttal 2
Disagree - the acknowledgment of receipt of the Homeownership Counseling Disclosure was located in the file. Please provide clarification why attached doc is not acceptable. The initial application dated , borrower signed the acknowledgement of receipt of Counseling Disclosure

Rebuttal 3
The acknowledgment of receipt of the Homeownership Counseling Disclosure  was located in the file . Please review uploaded doc.

Rebuttal 4
 Disagree - borrower signed the disclosure and acknowledged that the list of at least 10 Counseling Agencies was provided. Additionally, there is a list of 10 Agencies in the file. Please review the following and provide clarification on why the acknowledgment by the borrower does not satisfy the condition.
													Response 1 The provided documentation is insufficient to cure the finding. List of 10 Housing Counselors provided is not dated within 3 days of application date. (Upheld) Response 2 The provided documentation is insufficient to cure the finding. List of 10 Housing Counselors provided is not dated within 3 days of application date. The list is dated. However, the acknowledgment of receipt of the Homeownership Counseling Disclosure is not dated timely. (Upheld) Response 3 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813336	2 of 5						Compliance	TRID CD ' Loan Disclosures/Escrow Account		The CD does not reflect information related to any Escrow Account held by the servicer (or a statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation). The option for consumer declined escrow/lender does not offer escrow has not been selected; however, the file contained a Waiver of Escrow statement signed at consummation. Violation may be cured with a LOE, corrected PCCD, and proof of delivery 60 days from consummation.	Rebuttal 1 Agree- will request with clarification of first finding. Rebuttal 2 . Rebuttal 3 Please review Post Consummation Closing Diclosure.	Response 1 Seller researching Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813336	3 of 5						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised PCCD. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service . Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 The payee for the Tax Service Fee I am not sure why it is not acceptable. Will you please provide some clarification?	Response 1 Resolved		3	1	3	1
	300813336	4 of 5						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813336	5 of 5						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU score 4.00		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813335	1 of 3						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close on the CCTC table on page 3 of the PCCD in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE. Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 Received Post Consummation Closing Disclosure. Cash to Close table is matching the final LE	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813335	2 of 3						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. File was missing the required Fraud Report.	Rebuttal 1 Third party fraud report received. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813335	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813334	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813334	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813334	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 3.00.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813333	1 of 3						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date.	Rebuttal 1 . See attached proof of toolkit delivery.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813333	2 of 3						Credit	Tax Returns Obtained		The Tax Returns provided were signed but not dated. Please provide the same signed and dated on or prior to consummation.	Rebuttal 1 Please review uploaded "signed Tax Rtns' Signed Tax Rtns	Response 1 Documentation received is sufficient. (Resolved)		2	1	4	1
	300813333	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 3.4.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	4	1
	300813332	1 of 3						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date.	Rebuttal 1 See attached disclosure tracking that shows initial disclosures were delivered to the borrower. Rebuttal 2 See attached disclosure tracking that shows initial disclosures were delivered to the borrower. Rebuttal 3 See attached disclosure tracking that shows the toolkit was delivered to the borrower.	Response 1 The provided documentation is insufficient to cure the finding. The disclosure tracking screen shot provided does not reflect evidence of date Toolkit was disclosed to the consumer. (Upheld) Response 2 The provided documentation is insufficient to cure the finding. The disclosure tracking screen shot provided does not reflect evidence of date Toolkit was disclosed to the consumer. (Upheld) Response 3 The documentation provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813332	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813332	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.4 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	4	1
	300813331	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813331	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813331	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The loan file did not contain an AVM or CDA and the CU score of 3 did not support value.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813330	1 of 3						Compliance	TRID - SPL - Missing		Although a Service Provider List was provided to the consumer, it is missing a provider for the following services in Section C (Services You Can Shop For): Survey. Per regulation, if the consumer is allowed to shop, a Service Provider List must be provided within 3 business days of application. The list must identify at least one provider for each service under Section C.	Rebuttal 1 Agree; however will you consider to waive the finding as non material?	Response 1 DR Researching Response 2 The information provided is sufficient to cure the finding because the inaccuracy did not cause a tolerance defect. (Resolved)		2	2	3	2
	300813330	2 of 3						Credit	Hazard Insurance		The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The hazard insurance policy in the loan file for the subject property did not reflect sufficient coverage. The appraisal did not contain a replacement cost new. The minimum acceptable coverage would be the loan amount. The hazard policy coverage is not sufficient.	Rebuttal 1 Please review uploaded "Sufficient Dwelling Coverage" See highlighted areas on page 3 and page 6 showing the coverage is sufficient.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	2
	300813330	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The loan file did not contain an AVM or CDA and the CU score is 3.3.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	2
	300813329	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813329	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813329	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU score of 1.1 supports value.				1	1	1	1
	300813328	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813328	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813328	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 4.3 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813327	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813327	2 of 3						Credit	Debts		The borrower owns another property. The Loan Transmittal states the taxes and hazard insurance are escrowed. The file contains a mortgage statement and a 12 month escrow history indicating taxes are escrowed; however, hazard insurance is not escrowed. Hazard insurance policy is needed to calculate an accurate DTI for subject transaction. Please provide.	Rebuttal 1 Please review uploaded "HOA Statement for rental "	Response 1 HOA already documented; however, any increase to payment due to insurance would not create a DTI threshold or tolerance breach. (Resolved)		2	1	2	1
	300813327	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.3 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813326	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813326	2 of 3						Credit	Miscellaneous		The required Fraud Tool is missing from the loan file.	Rebuttal 1 Fraud Report uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813326	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU score of 1.4 which supports value.				1	1	3	1
	300813325	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813325	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813325	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The CU Risk Score of 2.6 requires a CDA to support the appraised value. The required CDA was not provided to support the value.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813324	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813324	2 of 3						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The file is missing documentation to confirm that taxes and insurance are included in the mortgage payment of the departing property, as reflected on the credit report.	Rebuttal 1 Mortgage statement for the departure residence reflecting PITI (tax and insurance are impounded) of $1,879.41 per month. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813324	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CU score of 2.4 which supported value.				1	1	3	1
	300813323	1 of 3						Compliance	TRID - Disclosures E-consent Missing		The following disclosures were electronically signedbut the consumer's E-consent was not provided in the loan file: 1003, LE , Rate Lock, Intent to Proceed, etc. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 Seller provided the Econsent. Please review uploaded doc.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813323	2 of 3						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The loan file did not contain the required Fraud Report.	Rebuttal 1 Fraud report is located in the file; please review uploaded doc	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813323	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2.1, which supports the opinion of value in the origination appraisal. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813322	1 of 4						Compliance	TRID CD ' Lender NMLS		The NMLS ID for the Individual Contact in the Lender's column is missing from the Contact Table. Violation may be cured with a LOE and corrected PCCD, 60 days from consummation.	Rebuttal 1 Per the Lender the file is TPO. There will be no lender’s individual NMLS	Response 1 The information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813322	2 of 4						Compliance	TRID LE - Lender's NMLS		The LE does not reflect the Loan Officer's NMLS ID in the Lender's section.	Rebuttal 1 Per the Lender the file is TPO. There will be no lender’s individual NMLS	Response 1 The information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813322	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813322	4 of 4						Valuation	Value not supported within tolerance of original appraisal amount		The loan file does not contain a CDA or comparable report, and the CU score of 3 does not meet guideline.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813321	1 of 4						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the Revised LE delivery date test for disclosure dated . Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 7:02PM) : Seller provided the eSign Process Summary reflecting the borrower's consent on (page2). Please review uploaded doc.	Response 1 ( 3:37PM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813321	2 of 4						Compliance	TRID Disclosures E-consent missing		The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Initial LE, HOC disclosure, Toolkit disclosure, Notice/Special Flood disclosure and Flood Disaster disclosure. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 : Seller provided the eSign Process Summary reflecting the borrower's consent on (page2). Please review uploaded doc.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813321	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813321	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU score of 1, which supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813320	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813320	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813320	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The loan file did not contain a CDA or AVM to support the value of the subject property. The CU score of 3.5 did not support value.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813319	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813319	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813319	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The loan file did not contain a CDA or AVM to support the value of the subject property. The CU score of 3 did not support value.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813318	1 of 5						Compliance	TRID - CD Incomplete / Inaccurate		The CD does not reflect the correct Closing Date. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Please see attached PCCD with the corrections along with LOE.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813318	2 of 5						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close on the CCTC table on page 3 of the CD in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE . Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Please see attached PCCD with the corrections along with LOE.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813318	3 of 5						Compliance	TRID CD- Section B incorrect payee		The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The following fees had the incorrect payee: Appraisal and Credit Report. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Please see attached PCCD with the corrections along with LOE.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813318	4 of 5						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813318	5 of 5						Valuation	Value not supported within tolerance of original appraisal amount		The loan file does not contain a CDA or comparable report, and the CU score of 3 does not meet guideline.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813317	1 of 3						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised PCCD. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service. Violation may be cured with a LOE, corrected PCCD and proof of delivery, within 60 days of consummation.	Rebuttal 1 Seller provided the PC CD. Please review uploaded docs.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813317	2 of 3						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The loan file did not contain the required Fraud Report.	Rebuttal 1 Seller provided the Third Party Fraud Report. Please review.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813317	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score of 2 supports value.				1	1	3	1
	300813316	1 of 7						Compliance	Disclosures Federal Late		The following disclosures provided in the loan file were not disclosed within 3 business days of the application date. Toolkit	Rebuttal 1 Seller provided the evidence that the Home Loan Toolkit was provided to the borrower within 3 business days of the application date. Please review uploaded docs. Rebuttal 2 11:36AM): Seller provided the evidence that the Home Loan Toolkit was provided to the borrower within 3 business days of the application date. Please review uploaded docs.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved) Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	2
	300813316	2 of 7						Compliance	Late HOC Disclosure		Although the Homeownership Counseling Disclosure cover letter was provided to the borrower within 3 days of the application date, the list of counseling agencies was not provided to the borrower timely.	Rebuttal 1 The Homeownership Counseling Acknowledgment of Receipt was located in the file and uploaded to the rebuttal folder. Rebuttal 2 The Homeownership Counseling Acknowledgment of Receipt was located in the file and uploaded to the rebuttal folder. Rebuttal 3 Disagree - borrower's signature acknowledges that a list of at least 10 Counseling Agencies was provided within three days of application. Please review the uploaded disclosure.
Response 1
The provided documentation is insufficient to cure the finding. Although the Homeownership Counseling Disclosure acknowledgement was provided to the borrower within 3 days of the application date, the list of counseling agencies was not provided to the borrower on time. (Upheld)

Response 2
The provided documentation is insufficient to cure the finding. Although the Homeownership Counseling Disclosure acknowledgement was provided to the borrower within 3 days of the application date, the list of counseling agencies was not provided to the borrower timely. (Upheld)

Response 3
 The documentation/information provided is sufficient to cure the finding. (Resolved)
															2	1	2	2
	300813316	3 of 7						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a Certified Final ALTA statement. The statement does not match the revised CD and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $202,839.11 at consummation; however, per the ALTA statement, the consumer received $456.00 after providing funds to close in the amount of $202,833.41 at closing. The fees appear to be in the following sections: Sections C, E, H, and K. The fees are not subject to tolerance.
												Rebuttal 1 Seller provided the PC CD. Please review uploaded docs. Rebuttal 2 Seller provided the PC CD. Please review uploaded docs.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved) Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	2
	300813316	4 of 7						Compliance	TRID - SPL - Missing		Although a Service Provider List was provided to the consumer, it is missing a provider for the following services in Section C (Services You Can Shop For): Pest Inspection. Per regulation, if the consumer is allowed to shop, a Service Provider List must be provided within 3 business days of application. The list must identify at least one provider for each service under Section C.	Rebuttal 1 Seller provided the PC CD, please be advised that Pest inspection fee was not charged to the borrower per the PCCD. Rebuttal 2 Seller provided the PC CD, please be advised that Pest inspection fee was not charged to the borrower per the PCCD. Rebuttal 3 Seller provided the PC CD, please be advised that Pest inspection fee was not charged to the borrower per the PCCD.	Response 1 The defect on the inaccuracy of the SPL can be resolved because it does not create a tolerance violation. (Resolved)		2	2	2	2
	300813316	5 of 7						Compliance	TRID CD- Closing Information/Closing Date		The CD does not reflect the correct Closing Date. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Seller provided the PC CD. Please review uploaded docs. Rebuttal 2 Seller provided the PC CD. Please review uploaded docs.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved) Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	2
	300813316	6 of 7						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300813316	7 of 7						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score of 2 supports value.				1	1	2	2
	300813315	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813315	2 of 3						Credit	Assets Misc		There are additional asset findings. AUS condition number 15 requires depository assets to be documented covering a 2 month period which was not obtained for accounts. These assets are the source of the majority of funds to close. The asset statements for encompass the period. Transaction history is missing from the loan file. The assets statement for encompasses the period. Without the assets from account the total verified assets are insufficient for closing.	Rebuttal 1 received. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813315	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU Score of 1.4 meets the guideline.				1	1	3	1
	300813314	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813314	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813314	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.5 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813313	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813313	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813313	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 3.7.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813312	1 of 4						Compliance	Disclosures Federal Missing		The file contains no evidence the Toolkit disclosure was provided to the borrower.	Rebuttal 1 Seller provided evidence that the Toolkit was delivered to the borrower. Please review uploaded docs.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813312	2 of 4						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a certified Final ALTA statement. The statement does not match the revised CD issued on , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $197,211.76 at consummation; however, per the ALTA statement, the consumer received $2,807.24, after providing funds to close in the amount of $200,000. A difference of $19.00 resulted. The fee appears to be in section E and is not subject to tolerance. To cure the violation, the following documents are required: PCCD and LOE to consumer.
												Rebuttal 1 Seller provided the PC CD. Please review uploaded docs.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	4	1
	300813312	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813312	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU score of 2, which supports the opinion of value in the origination appraisal report.				1	1	4	1
	300813311	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813311	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813311	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed and completed by anappropriately licensed appraiser. The loan file contains a CU with a score of 2.4 that supports the opinion of value in the origination appraisal. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813310	1 of 4						Compliance	Disclosures Federal Missing		The file was found to be missing proof of receipt for the Toolkit Booklet.	Rebuttal 1 Please review uploaded "Toolkit"	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813310	2 of 4						Compliance	TRID CD- premiums Optional		The Home Warranty and Owner's Title Insurance on the PCCD are not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Please review uploaded "PCCD Corrections"	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	4	1
	300813310	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813310	4 of 4						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The Collateral Underwriter indicates a Risk Score of 3.1 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	4	1
	300813309	1 of 3						Compliance	Disclosures Federal Missing		The file contains no evidence that the Toolkit Booklet was provided to the borrower.	Rebuttal 1 12:43PM) Rec'd proof of delivery of Toolkit initial application date presumed rec'd .	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813309	2 of 3						Credit	Miscellaneous		The file is missing a complete Fraud Report. The file contains only pages 20-22 of the report.	Rebuttal 1 Please review the uploaded "3rd Party Fraud Report," for the subject loan.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813309	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU with a Risk Score of 2.3 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813308	1 of 3						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date.	Rebuttal 1 Disclosure tracking info sheet received. Uploaded to portal.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813308	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813308	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU score of 2.2, which supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300813307	1 of 3						Compliance	Inaccurate Mortgage		The Exhibit "A" attachment to the security instrument was not provided in the loan file. Unable to determine if the proper legal description was disclosed for the security instrument.	Rebuttal 1 DOT and Rider with the attached Sch A (pg 19) received. Uploaded to portal.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813307	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813307	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 2.8.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813306	1 of 4						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date.	Rebuttal 1 Please provide clarification on other compliance finidng Rebuttal 2 See attached Disclosure Tracking Details	Response 1 More was provided. This finding is outstanding. (Upheld) Response 2 The documentation/information provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813306	2 of 4						Compliance	TRID - CD Incomplete / Inaccurate		The Title - Title Search Fee fee on the CD is missing the actual payee name. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 Disagree: Title Search Fee has Abstractor as the Payee. If you disagree, please provide clarification.	Response 1 The information provided is sufficient to cure the finding. (Resolved)		2	1	4	1
	300813306	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813306	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU score of 1, which supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	4	1
	300813305	1 of 4						Compliance	Disclosures Federal Missing		The file was found to be missing evidence the Toolkit was provided to the borrower within 3 business days of the loan application date.	Rebuttal 1 Please provide clarification on other finding Rebuttal 2 See attached Disclosure Tracking Details	Response 1 Clarification was provided for the other finding. This defect is still outstanding. (Upheld) Response 2 The documentation provided is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813305	2 of 4						Compliance	TRID CD- Section B incorrect payee		The following fee had the incorrect payee: Tax Service Fee . Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Please provide clarification to why fee is not correct	Response 1 The defect was made in error. (Resolved)		3	1	3	1
	300813305	3 of 4						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. File is missing the required Fraud Report.	Rebuttal 1 Fraud Report uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813305	4 of 4						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 3.0		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813304	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813304	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813304	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU score of 2.3, which supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813303	1 of 5						Compliance	Disclosures Federal Missing		The file did not contain evidence the Toolkit was provided to the borrower within 3 business days.	Rebuttal 1 Seller provided evidence that the Toolkit was provided to the borrower. Please review attached docs.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813303	2 of 5						Compliance	Missing HOC Disclosure		Although the file contains evidence the Home ownership Counseling Disclosure was provided to the consumer within 3 business days, the actual list of counseling agencies is missing from the loan file.				1	1	3	1
	300813303	3 of 5						Compliance	TRID CD ' Incorrect Section		A fee for HOA Dues was included in Section C of the CD . The fee should have been entered under Section H. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Seller provided the PC CD. Please review uploaded docs.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813303	4 of 5						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The loan file does not contain a fraud report as required by the Investor.	Rebuttal 1 Fraud Report uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813303	5 of 5						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The Collateral Underwriter indicates a Risk Score of 3 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813302	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813302	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813302	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2.2 that supports the opinion of value in the origination appraisal. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813301	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813301	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813301	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.0.				1	1	1	1
	300813300	1 of 5						Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)		This loan failed the revised loan estimate delivery date test (prior to consummation). ( 12 CFR §1026.19(e)(4)(ii) ) Without evidence of receipt, it is assumed that the disclosure was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 Please review uploaded: "Proof of Delivery of LE	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813300	2 of 5						Compliance	TRID CD- premiums Optional		The Home Warranty on the PCCD is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Please review uploaded "Corrected PCCD"	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813300	3 of 5						Compliance	TRID- Seller CD- inaccurate seller credit		The seller credits on the Seller's CD provided in the loan file do not match the seller credits on the consumer's PCCD. The Seller's CD does not reflect any seller credit; however, the PCCD reflects a seller credit in the amount of $6,500. The settlement agent is required to provide the seller with the Closing Disclosure reflecting the actual terms of the seller's transaction. (' 1026.19(f)(4)(i)).	Rebuttal 1 Please review uploaded "Settlement Statement & Est CD" No Final ALTA in file, however Estimated ALTA reflects the seller concessions.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813300	4 of 5						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813300	5 of 5						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 4.7 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813299	1 of 3						Compliance	Disclosures Federal Late		There is no date evident on the Toolkit Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date.	Rebuttal 1 Please review the uploaded "Disclosure Tracker showing receipt of Toolkit." The initial loan application is dated and the "Your Home Loan Toolkit," was electronically received by the Borrower.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813299	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813299	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 4.5 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813298	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813298	2 of 3						Credit	Miscellaneous		The loan file did not contain the required Fraud Tool.	Rebuttal 1 Fraud Report uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813298	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal and has a CU score of 2.				1	1	3	1
	300813297	1 of 3						Compliance	Disclosures Federal Late		The Toolkit Booklet in the loan file was not dated. Therefore, it was unable to be determined if the Toolkit was disclosed within 3 business days of the application date.	Rebuttal 1 Application date email was sent/rec'd.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813297	2 of 3						Credit	Gift Letter / Funds		A required gift letter was missing from the file for $10,000 funds sent directly to closing agent. The file contains gift letters for two additional gift amounts provided by the same relative.	Rebuttal 1 Please review the uploaded "Corrected Closing Disclosure with Gift Documentation." According to the attached lender correspondence, the Closing Disclosure (CD) shows the correct deposit of $133,390.87 and the gift letters and corresponding wire confirmations support this $133,390.87 deposit. AUS condition #29 states that the $10,000 Gift is from the Borrower's cousin. The $10,000 wire confirmation states that the gift was provided by donor. The corresponding Gift Letter states that donor is the Borrower's cousin.	Response 1 Documentation received is sufficient. (Resolved)		2	1	2	1
	300813297	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU with a risk score of 2.3 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300813296	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813296	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813296	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 4.1.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813295	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813295	2 of 3						Credit	Assets		The file did not contain evidence the borrower had the proper amount of funds required. The borrower needed $31,017.27 to close the subject transaction. The final 1003 indicated the borrower had liquid assets of $37,068.40 in an account, however, the loan file did not contain any asset documentation to support sufficient assets to close the subject transaction.	Rebuttal 1 Copy of the Bank statement supportive of $37,068.40 received. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813295	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal and has a CU score of 1.7.				1	1	3	1
	300813294	1 of 3						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date..	Rebuttal 1 Seller provided the disclosure tracking showing that the toolkit was provided to the borrower. Please review uploaded doc.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813294	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813294	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The CU Risk Score of 3.2 requires a CDA to support the appraised value. The required CDA was not provided to support the value.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	4	1
	300813293	1 of 3						Compliance	Disclosures Federal Missing		The file was missing proof of receipt for the Toolkit Booklet.	Rebuttal 1 Seller provided the Disclosure Tracking. Please review uploaded doc.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813293	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813293	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal and has a CU score of 1.1.				1	1	4	1
	300813292	1 of 3						Compliance	Disclosures Federal Missing		The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date.	Rebuttal 1 Seller provided the evidence of receipt for Toolkit. Please review uploaded doc.	Response 1 The provided documentation is sufficient to cure the finding. (Resoled)		4	1	4	1
	300813292	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813292	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating of 2.1 meets the guideline.				1	1	4	1
	300813291	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813291	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813291	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.0 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813290	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813290	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813290	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU with a Risk Score of 2.0 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813289	1 of 3						Compliance	Disclosures Federal Late		There is no date evident on the Toolkit Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date.	Rebuttal 1 Please review the uploaded "Evidence of Toolkit Delivery." The initial loan application is dated and the Borrower's electronically received the toolkit on the same day,	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813289	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813289	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 2.6.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813288	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813288	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813288	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 4.0.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813287	1 of 3						Compliance	Disclosures Federal Late		The Toolkit Booklet in the loan file was not dated. It was unable to be determined if it was disclosed within 3 business days of the application date.	Rebuttal 1 Please review uploaded "Proof of Toolkit Delivery"	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813287	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813287	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion ofvalue in the origination appraisal report. The subject property meetseligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300813286	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813286	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813286	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion ofvalue in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.4.				1	1	1	1
	300813285	1 of 3						Compliance	Disclosures Federal		There is no date evident on the Toolkit Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date.	Rebuttal 1 Please review uploaded "Proof of Toolkit delivery"	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813285	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813285	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion ofvalue in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.3.				1	1	2	1
	300813284	1 of 4						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount		The file contains a certified ALTA statement. The statement does not match the revised CD, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed.	Rebuttal 1 Please review the uploaded "PCCD Matching Final ALTA Settlement Statement." The attached PCCD shows the correct closing date, was sent to the Borrower via standard mail, and matches the attached ALTA Settlement Statement.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813284	2 of 4						Compliance	TRID CD- Closing Information/Closing Date		The CD does not reflect the correct Closing Date. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Please review the uploaded "PCCD Matching Final ALTA Settlement Statement." The attached PCCD shows the correct closing date, was sent to the Borrower via standard mail, and matches the attached ALTA Settlement Statement.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813284	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813284	4 of 4						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 3.0.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813283	1 of 3						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD . However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 The seller provided the PC CD. Please review uploaded docs.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813283	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813283	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU with a Risk Score of 2 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813282	1 of 3						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect/blank: Tax Service. Violation may cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Seller provided the PC CD. Please review uploaded docs.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813282	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813282	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 1.2.				1	1	3	1
	300813281	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813281	2 of 3						Credit	Miscellaneous		The file is missing evidence of a Fraud Report.	Rebuttal 1 Please review the uploaded "3rd Party Fraud Report," for the subject loan.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813281	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.0 for subject property. The file does not contain a CDA to support value in the origination appraisal report		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813280	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	4	1
	300813280	2 of 4						Credit	AUS/DU Approval		The following AUS Condition was not documented in the loan file: The file is missing a copy of the lease on the Borrowers' departing residence.	Rebuttal 1 Please review the uploaded "Lease Agreement." The attached lease agreement shows that the Borrowers have been collecting per month from their departing residence.	Response 1 Documentation received is sufficient. (Resolved)		4	1	4	1
	300813280	3 of 4						Credit	Miscellaneous		The Borrowers monthly payment on the departing residence as reflected on the credit report does not indicate if taxes and insurance are included. There is no additional documentation in the loan file.	Rebuttal 1 Please review the uploaded "PITIA for property." The attached mortgage statement shows the Borrower's regular monthly payment to be $2,177.04. This payment includes the monthly escrowed Taxes and Insurance payment of $409.24.	Response 1 Documentation received is sufficient. (Resolved)		2	1	4	1
	300813280	4 of 4						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 2.6 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	4	1
	300813279	1 of 3						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Agree. Please review uploaded PCCD Cure Package.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813279	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813279	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU finding with a score of 2 that supports the opinion of the value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	2	1
	300813278	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813278	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813278	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 1.3.				1	1	1	1
	300813277	1 of 5						Compliance	TRID - SPL - Missing		The file is missing a written list of Service Providers. The list of Service Providers form was present in the loan file; however, the form was blank.
Rebuttal 1
  Please review the uploaded "Borrower did not shop for any Services," documentation. The initial Loan Estimate, shows potential title services that the Borrower has the option to shop for. The Service Provider List, does not show any title service providers that the Borrower can contact to independently shop for these services on their own. This is because the Borrower DID NOT shop for any services on their own. The Initial Closing Disclosure, , shows that the Borrower DID NOT independently shop for any services on their own as Section C is shown to be blank. As the Borrower did not shop for any services on their own, it is not necessary to provide them with a list of services that they can independently shop for.
													Response 1 An updated SPL was not provided; however, the inaccuracy of the one in the loan file can be resolved as it does not cause any harm to the consumer. Non-material (EV2). Investor accepts.		4	2	3	2
	300813277	2 of 5						Compliance	TRID CD- premiums Optional		The Home Warranty on the PCCD is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Please review the uploaded "Home Warranty Fee Paid by Seller," Post Consummation Closing Disclosure for the subject loan. According to Regulation Z, section 1026.38(g)(4)(ii): The parenthetical description "(optional)" shall appear at the end of the label for costs designated Borrower-paid at or before closing for any premiums paid for separate insurance, warranty, guarantee, or event-coverage products. As the $425 Home Warranty Fee, paid to, was paid by the Seller, the "Optional" designation for this fee is not required.	Response 1 The information provided is sufficient to cure the finding. (Resolved)		2	1	3	2
	300813277	3 of 5						Credit	Credit Report		The initial credit reports for both Borrowers were not found in the loan file. The credit reports for Borrower 1 number and the credit report for Borrower 2 are required.	Rebuttal 1 Please review the uploaded "Guidelines for Credit Documentation," for the subject loan. For all mortgage loans (existing and new construction), the credit documents must be no more than four (4) months old on the note date. The credit reports in the loan file are each dated within 4 months of the note date and are the credit report ID's that are shown on the AUS.	Response 1 The documentation provided is sufficient to clear the finding. (Resolved)		4	1	3	2
	300813277	4 of 5						Credit	Miscellaneous		There are additional observations that could impact the credit decision and/or quality of the loan. The report pulled by the Lender for the Borrowers reflected 8 additional properties that were not disclosed on the 1003. The property taxes and insurance and mortgage payments (if applicable) have to be documented and the payments calculated in the Borrower DTI. If the properties are no longer owned supporting documentation should be included.
Rebuttal 1
 Please review the uploaded "Undisclosed Properties from Fraud Report." According to the attached Real Quest Property Detail Reports; each of the properties (Referenced in this Finding) that were shown on the 3rd Party Fraud Report are actually vacant land. The attached Property Detail Reports show the monthly taxes that are being paid for each respective property: According to the AUS certificate the current total monthly expenses for the Borrower are $5,629.35. When you add the additional monthly taxes ($874.55) to the current monthly expenses on DU the new total monthly expenses for the Borrower are $6,503.90. This elevates the DTI ratio from 24.44% to 28.24%, which is still within guidelines.
													Response 1 The documentation provided is sufficient to clear the finding. (Resolved)		3	1	3	2
	300813277	5 of 5						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The loan file did not contain an AVM or CDA to support the value of the subject property. A CU score was not generated.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	2
	300813276	1 of 5						Compliance	TRID - Zero Tolerance Violation Not Cured		This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the following fee was not accepted: Discount Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure is required.	Rebuttal 1 pending Rebuttal 2 Seller provided the COC. Please review attached doc.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813276	2 of 5						Compliance	TRID CD- premiums Optional		The Home Warranty on the PCCD is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 pending Rebuttal 2 Seller provided the PC CD. Please review uploaded docs.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813276	3 of 5						Compliance	TRID- Seller CD- inaccurate seller credit		The seller credits on the Seller's CD provided in the loan file do not match the seller credits on the consumer's PCCD. The PCCD reflects a seller credit ; however, the Seller's CD does not reflect any seller credit. The settlement agent is required to provide the seller with the Closing Disclosure reflecting the actual terms of the seller's transaction. (' 1026.19(f)(4)(i)).	Rebuttal 1 Agree with the finding; however, the differences do not affect amounts paid by the borrower, the lender is not required to follow up with a corrected closing disclosure. Non-material condition. Please review. Rebuttal 2 Agree with the finding; however, the differences do not affect amounts paid by the borrower, the lender is not required to follow up with a corrected closing disclosure. Non-material condition. Please review.	Response 1 The explanation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813276	4 of 5						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813276	5 of 5						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The CU Risk Score of 3 requires a CDA to support the appraised value. The required CDA was not provided to support the value.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813275	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813275	2 of 3						Credit	Miscellaneous		Miscellaneous. There are additional observations that could impact the credit decision and/or quality of the loan. The approval required net proceeds from the sale of the borrower's departing residence to be documented with a Settlement/Closing Disclosure. This document was not provided as required.	Rebuttal 1 Please review the uploaded "Settlement Statement for Departing Residence." The attached settlement statement is for the sale of the Borrower's previous residence.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813275	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.1.				1	1	3	1
	300813274	1 of 3						Compliance	TRID - SPL - Missing		The file is missing a written list of Service Providers. The Service Provider List provided in loan file is blank.
Rebuttal 1
 Please review the uploaded "PCCD Showing Borrower didn't shop for any services." According to the Section C "Service Borrower Did Shop For," of the attached Post Consummation Closing Disclosure (PCCD), the Borrowers did not independently shop for any services related towards the purchase of the subject property. Although the Loan Estimate listed Title Services that the Borrower could potentially shop for, the Borrower signed Initial Closing Disclosure shows that the Borrower's chose to not shop for any services. Based on the above, a Written List of Service Providers was not needed on the subject transaction.
													Response 1 The inaccuracy on the SPL can be resolved because it did not result in a tolerance violation. (Resolved)		4	2	3	2
	300813274	2 of 3						Credit	Miscellaneous		The file contains an estimated closing statement for the Borrower's departing address that closed the same date as the subject loan; however, the file is missing a final settlement statement.	Rebuttal 1 Please review the uploaded "Final Settlement Statement." The attached Final Settlement Statement for the sale of the Borrower's property, shows that the Borrowers received sale proceeds to apply towards the purchase of the subject property.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	2
	300813274	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 3.0 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	2
	300813273	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813273	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813273	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU with a score of 2.2 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813272	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813272	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813272	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU finding with a score of 1.6 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813271	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813271	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813271	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 2.7 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813270	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	2	1
	300813270	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813270	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 3.3.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813269	1 of 6						Compliance	TRID CD ' Lender NMLS		The CD does not reflect the Individual Contact's NMLS ID in the Lender's column. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 The loan was originated by the broker that is why individual contact's NMLS ID is missing in the Lender's column. Please review the finding.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813269	2 of 6						Compliance	TRID CD- Closing Information/Closing Date		The CD does not reflect the correct Closing Date. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 Requested form the seller. Rebuttal 2 Please review PCCD.	Response 1 Seller researching Response 2 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813269	3 of 6						Compliance	TRID LE ' Broker's NMLS		The LE does not reflect the Individual Contact's NMLS ID, name, e-mail address, and phone number in the Mortgage Broker's section.	Rebuttal 1 Agree with the finding; however, lender cannot redisclose the LE but the Final CD reflects the correct Broker's information. Please review.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813269	4 of 6						Compliance	TRID LE - Lender's NMLS		The LE does not reflect the Individual Contact's NMLS ID, name, e-mail address, and phone number in the Lender's section.	Rebuttal 1 Agree with the finding; however, the loan was originated by the broker and Final CD reflects all the necessary info. Please review the finding.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813269	5 of 6						Credit	Income Docs		The file is missing documentation of the Borrower's income from his current employment as a. Income is not documented. The file does not include a pay stub or written VOE for current employment, as required by AUS. Income and employment from the previous employment is verified.	Rebuttal 1 Most recent paystub received. Uploaded to the portal.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813269	6 of 6						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 2.7 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813268	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813268	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813268	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU, score 3.5, that did not support the opinion ofvalue in the origination appraisal report: however, the file contained a CDA that supported the original appraised value. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813267	1 of 3						Compliance	Disclosures Federal Late		The proof of receipt for the Toolkit Booklet in the loan file was not dated within 3 business days of the application date.	Rebuttal 1 Seller provided the ToolKit. Please review uploaded docs.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		2	1	4	1
	300813267	2 of 3						Credit	Miscellaneous		The file is missing the required Fraud Report for the borrower.	Rebuttal 1 Please review uploaded Fraud report.	Response 1 Documentation received is sufficient. (Resolved)		4	1	4	1
	300813267	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 3.2 and not CDA provided in file to support value.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	4	1
	300813266	1 of 3						Compliance	Disclosures Federal Missing		The file was found to be missing proof of receipt for the Toolkit Booklet.	Rebuttal 1 Seller provided the evidence that the Toolkit was provided to the borrower. Please review attached doc.	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813266	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813266	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.1.				1	1	4	1
	300813265	1 of 4						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure was mailed, and therefore not received by the consumer 3 business days prior to the consummation date. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 The Evidence of receipt for the Initial CD was located in the file and uploaded to the rebuttal folder. Rebuttal 2 The Evidence of receipt for the Initial CD was located in the file and uploaded to the rebuttal folder.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813265	2 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued; However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service Fee . Violation may be cured with a LOE, corrected PCCD and proof of delivery.	Rebuttal 1 requested form the seller Rebuttal 2 The seller provided the PC CD. Please review uploaded docs.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813265	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813265	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.2.				1	1	3	1
	300813264	1 of 3						Compliance	TRID- Seller CD- inaccurate seller credit		The seller credits on the Seller's CD provided in the loan file do not match the seller credits on the consumer's CD. The PCCD reflects a seller credit ; however, the Seller's CD reflects a differet seller credit . The settlement agent is required to provide the seller with the Closing Disclosure reflecting the actual terms of the seller's transaction. ('1026.19(f)(4)(i)).	Rebuttal 1 Agree with the finding; however, the differences do not affect amounts paid by the borrower, the lender is not required to follow up with a corrected closing disclosure. Non-material condition. Please review.	Response 1 DR researching Response 2 The inaccuracy on the seller CD can be resolved because it does not affect amounts paid by borrower. (Resolved)		3	2	3	2
	300813264	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	2
	300813264	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 3.0.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	2
	300813263	1 of 3						Compliance	TRID CD - Calculating Cash to Close LE column		The Cash to Close on the CCTC table on page 3 of the CD in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE . Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Please review uploaded Post Consummation Closing Disclosure.	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813263	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813263	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.3.				1	1	3	1
	300813262	1 of 4						Compliance	Disclosures Federal Late		The Toolkit Receipt provided in the loan file was not disclosed within 3 business days of the application date.	Rebuttal 1 The acknowledgment of receipt was located in the file please review uploaded doc Rebuttal 2 The acknowledgment of receipt was located in the file please review uploaded doc	Response 1 The finding was made in error. (Resolved) Response 2 The finding was made in error. (Resolved)		2	1	3	2
	300813262	2 of 4						Compliance	TRID- Seller CD- inaccurate seller credit		The seller credits on the Seller's CD provided in the loan file do not match the seller credits on the consumer's CD. The Seller's CD reflects a seller credit ; however, the final CD did not reflect any seller credit. The settlement agent is required to provide the seller with the Closing Disclosure reflecting the actual terms of the seller's transaction. (' 1026.19(f)(4)(i)).	Rebuttal 1 Agree with the finding; however, the differences do not affect amounts paid by the borrower, the lender is not required to follow up with a corrected closing disclosure. Non-material condition. Please review. Rebuttal 2 Agree with the finding; however, the differences do not affect amounts paid by the borrower, the lender is not required to follow up with a corrected closing disclosure. Non-material condition. Please review.	Response 1 DR researching Response 2 DR researching Response 3 The inaccuracy on the seller's CD can be resolved as it does not affect amounts paid by the borrower.		3	2	3	2
	300813262	3 of 4						Credit	Miscellaneous		The file is missing the required Fraud Report.	Rebuttal 1 Fraud report uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		4	1	3	2
	300813262	4 of 4						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. CU Score 2.8.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	2
	300813261	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813261	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813261	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal. The CU rating 1.2 meets the guideline.				1	1	1	1
	300813260	1 of 4						Compliance	Disclosures Federal Missing		The file was found to be missing proof of receipt for the Toolkit Booklet.	Rebuttal 1 Seller provided the disclosure tracking reflecting that the Toolkit was delivered to the borrower. Please review uploaded docs.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813260	2 of 4						Compliance	TRID CD- premiums Optional		The Home Warranty on the PCCD is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. ('1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Disagree - the Optional Designation is not required on Seller Paid items. Under Regulation Z section 1026.38(g)(4)(ii), (ii) The parenthetical description “(optional)” shall appear at the end of the label for costs designated borrower-paid at or before closing for any premiums paid for separate insurance, warranty, guarantee, or event-coverage products. Please review the finding.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	4	1
	300813260	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813260	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.0.				1	1	4	1
	300813259	1 of 3						Compliance	TRID - CD Incomplete / Inaccurate		The CD signed at consummation, does not reflect an issue date. Violation may be cured with an LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 The CD with the corrected date issued was located in the credit package and uploaded to the rebuttal folder.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813259	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813259	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 1.9.				1	1	3	1
	300813258	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	2	1
	300813258	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813258	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The Collateral Underwriter indicates a Risk Score of 3.5 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813257	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	3	1
	300813257	2 of 3						Credit	Assets		The file did not contain evidence the borrower had the proper amount of funds required. The subject loan closed as cash out with no required reserves; however, there is no documentation in the file to confirm the borrower has the funds to pay an open account with a balance . Using the outstanding balance as the monthly payment would increase the DTI above tolerance.	Rebuttal 1 The monthly payment based on 5% of the balance for theaccount was included in debt. Also, agency, states that if the credit report does not show a required minimum payment amount, the lender must use 5% of the outstanding balance as the borrower's recurring monthly debt obligation. Supporting documents uploaded to portal.	Response 1 Credit card was a 30 day account; however, reserves not required per approval and cash back at closing exceeded account balance. (Resolved)		3	1	3	1
	300813257	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU with a Risk Score of 1.5 that supports the opinion of value in theorigination appraisal report. The subject property meets eligibility andmarketability guidelines according to the origination appraisal.				1	1	3	1
	300813256	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813256	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813256	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 1.3.				1	1	1	1
	300813255	1 of 5						Compliance	Disclosures Federal Missing		The file was found to be missing proof of receipt for the Toolkit Booklet.	Rebuttal 1 See attached acknowledgment of receipt of the home loan toolkit	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
	300813255	2 of 5						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial closing disclosure delivery date test (12 CFR §1026.19(f) (1)(ii) ) This loan failed the initial CD delivery date test for disclosure. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 See attached e-consent and initial CD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813255	3 of 5						Compliance	TRID LE- premiums Optional		The Title - Owner's Title Insurance on the LE is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 Agree, however an LE cannot be changed. The fee is correctly labeled on the Final CD. Please clear finding.	Response 1 The provided explanation is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813255	4 of 5						Credit	Miscellaneous		The file is missing a Fraud Report.	Rebuttal 1 Fraud Report uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813255	5 of 5						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 2.8 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813254	1 of 3						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains an ALTA statement . The statement does not match the revised CD , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii), creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed cash to close at consummation; however, per the ALTA statement, the cash to close does not match. The fees appear to be in the following sections:B and payoffs. The fee in section B is subject to tolerance.
												Rebuttal 1 Seller provided the Final Settlement Statement and the PC CD matching the Final Statement. Please review uploaded docs. Rebuttal 2 Please review the PCCD provided by the lender.	Response 1 The documentation/information provided is not sufficient to cure the finding. Only an ALTA statement printed was provided. This ALTA does not match the last CD provided in the loan file. (Upheld) Response 2 The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813254	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	1
	300813254	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The value was not supported within tolerance of the appraised value as of the effective date. The loan file did not contain a CDA or AVM to support the value of the subject property. The CU score for the subject was above the Investors maximum.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	3	1
	300813253	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813253	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813253	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion ofvalue in the origination appraisal report. The subject property meetseligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813252	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813252	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813252	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 1.				1	1	1	1
	300813251	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813251	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813251	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 1.				1	1	1	1
	300813250	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813250	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813250	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU with a Risk Score of 2.0 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813249	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	1	1
	300813249	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813249	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU with a score of 2.2that supports the opinion of value in the origination appraisal. The subject propertymeets eligibility and marketability guidelines according to the originationappraisal.				1	1	1	1
	300813248	1 of 3						Compliance	Disclosures Federal Late		The Toolkit Booklet provided in the loan file was not dated. It was unable to be determined if the Toolkit was disclosed within 3 business days of the application date.	Rebuttal 1 Evidence that the toolkit was provided to the borrower within 3 business days of the application was located in the file. Please review uploaded doc.	Response 1 The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813248	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813248	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.0.				1	1	2	1
	300813247	1 of 4						Compliance	TRID CD- premiums Optional		The Home Warranty on the PCCD issued is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.		Response 1 Non-material (EV2). Investor accepts		2	2	3	2
	300813247	2 of 4						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the PCCD issued ; However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect/blank: Tax Service. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.		Response 1 Non-material (EV2). Investor accepts.		3	2	3	2
	300813247	3 of 4						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	3	2
	300813247	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU with a Risk Score of 2.1 that supports the opinion of value in theorigination appraisal report. The subject property meets eligibility andmarketability guidelines according to the origination appraisal.				1	1	3	2
	300813246	1 of 3						Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount
The file contains a certified ALTA statement. The statement does not match the revised CD issued , and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer cash to close does not match. The difference in fees appear to be in the following sections: C, E, and payoffs. The fees in C and E are subject to tolerance.
												Rebuttal 1 Agree, see attached PCCD, LOE and Tracking	Response 1 The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1
	300813246	2 of 3						Credit	Debts Not verified on credit report		The application lists significant debts that were not verified on the credit report and not independently verified. The approval required a payment history for the private mortgage that was paid at closing for the subject property. The subject was purchased and the file was missing the proof of the payment history through payoff of the loan.	Rebuttal 1 Copy of the Private Party Note received. No payment is due. The loan closed on as an owner occupied rate and term refinance. Condition 13 require payment history of the private party lien that was paid off at closing. Review of appraisal and title reflects subject property as acquired and the private party lien was recorded at the same time. Review of final 1003 reflects no monthly payment reflected. The loan file is missing the private party Note to review terms and no VOM was provided in file.	Response 1 Documentation received is sufficient. (Resolved)		2	1	3	1
	300813246	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.0.				1	1	3	1
	300813245	1 of 3						Compliance	Disclosures Federal Late		The Toolkit booklet provided in the loan file was not disclosed within 3 business days of the application date.	Rebuttal 1 Please review document that shows evidence Toolkit was delivered to borrower. Rebuttal 2 The Initial Disclosure package was sent but the borrower didn’t sign that package so the specific disclosure acknowledging receipt of the KBYO toolkit was not eSigned.	Response 1 The documentation provided is not sufficient to cure the finding. The Delivery Event Viewer provided reflected the Home Loan Toolkit was sent was not provided to the consumer within 3 days of the application date. (Upheld) Response 2 Although the Secure Delivery Event Viewer does not show when the document was provided to the consumer, defect is non-material (EV2) and therefore investor accepts.		2	2	2	2
	300813245	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	2
	300813245	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The Collateral Underwriter indicates a Risk Score of 2.6 for subject property. The file does not contain a CDA to support value in the origination appraisal report.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	2
	300813244	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813244	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813244	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 1.2.				1	1	1	1
	300813243	1 of 3						Compliance	TRID CD- Section B incorrect payee		The loan contains a fee where 'compensation to' reflects either "Lender or Broker" under Section B- Services Borrower Did Not Shop For of the revised CD issued; However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is blank: Title - ERecording fee. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 See attached PCCD with the payee for ERecording	The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
	300813243	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	2	1
	300813243	3 of 3						Valuation	Value not supported within tolerance of original appraisal amount		The value was not supported within tolerance of the appraised value as of the effective date. The value was not supported within tolerance of the appraised value as of the effective date. The loan file did not contain a CDA or AVM to support the value of the subject property. The CU score is 3.4.		Response 1 CDA supports valuation within acceptable tolerance.		2	1	2	1
	300813242	1 of 3						Compliance	TRID Seller CD- missing		A copy of the seller's CD or the consumer's CD with the Seller's transaction was not provided in the loan file.	Rebuttal See attached seller CD	Response 1 The provided documentation is sufficient to cure the finding. (Resolved)		4	1	4	1
	300813242	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	4	1
	300813242	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CU that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal. CU score is 2.4.				1	1	4	1
	300813241	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813241	2 of 3						Credit	Assets		The file did not contain evidence the borrower had the proper amount of funds required. The file is missing a copy of the settlement statement for the Borrower's departing address that reflects proceeds of at leastthe amount the Borrower is short to close.	Rebuttal 1 Final HUD I/Settlement Statement for the departure residence received. Uploaded to portal.	Response 1 Documentation received is sufficient. (Resolved)		3	1	3	1
	300813241	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CU with a Risk Score of 2.2 that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	3	1
	300813480	1 of 3						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations.				1	1	1	1
	300813480	2 of 3						Credit	The loan meets all applicable credit guidelines		The loan meets all applicable credit guidelines.				1	1	1	1
	300813480	3 of 3						Valuation	Appraisal was performed by appropriately licensed appraiser		The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.				1	1	1	1
	300813475	1 of 4						Compliance	The loan is in compliance with all applicable laws and regulations		The loan is in compliance with all applicable laws and regulations				1	1	3	1
	300813475	2 of 4						Credit	Miscellaneous		All income documentation for the borrower (VOE, letters of explanation, etc.) were conducted by the borrower's ex-spouse who is an officer of the company. Please provide the same employment confirmation documentation from a corporate officer that does not have a familial relationship with the borrower.		Response 1 Clarification letter provided which confirms employment verification was from borrower's former mother-in-law with a name similar to borrower's former spouse. (Resolved)		3	1	3	1
	300813475	3 of 4						Credit	Miscellaneous		The loan file does not contain a signed CDA Release form. Please provide a signed CDA Release form.		Response 1 CDA release form provided is sufficient. (Resolved)		3	1	3	1
	300813475	4 of 4						Valuation	Appraisal was performed by appropriately licensed appraiser		Loan collateral is properly valued using sound and fundamental appraisal forms and techniques. In addition; the file contains a CDA supporting the opinion of value in the origination appraisal report. Meets guidelines.				1	1	3	1
	300813478
	300813478	1 of 6						Compliance	TRID - Initial CD Delivery Date (prior to consummation)		This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on was signed and dated at consummation.		Response 1 1:59PM) Documentation provided is sufficient to clear the finding. (Resolved).		3	1	3	1
	300813478	2 of 6						Compliance	TRID CD - Settlement Agent License		The license number is missing for the Settlement Agent company on the last revised CD issued on.		Response 1 4:12PM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	1
	300813478	3 of 6						Credit	Borrower Identifiers on Application		The Borrower disclosed child support and alimony obligations in the liabilities section of the 1003 and they were verified with court documents in the file. However, the declarations section of the final 1003, item g, reflects 'no' in regards to child support/alimony obligations.	Rebuttal 1 7:52AM) Corrected Final 1003 provided.	Response 1 7:53AM) Corrected Final 1003 received is sufficient. (Resolved)		2	1	3	1
	300813478	4 of 6						Credit	Miscellaneous		The Clear Capital Release Form is missing from the loan file.	Rebuttal 1 7:49AM) Clear Capital Release provided.	Response 1 7:50AM) Documentation received is sufficient. (Resolved)		3	1	3	1
	300813478	5 of 6						Credit	Miscellaneous		The loan file contains a s report; however, the Investor requires a report, which was not provided.		Response 1 7:51AM) Fraud Report in the loan file is acceptable. (Resolved)		3	1	3	1
	300813478	6 of 6						Valuation	Value is supported within 15% of original value and all applicable appraisal guidelines were found to be acceptable		Meets guidelines.				1	1	3	1